PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Intermediate Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 27.4%
Basic Materials : 0.5%
666,000  Air Products and
Chemicals, Inc.,
4.850%,
02/08/2034 $ 659,307
0.0
445,000
(1)
Anglo American
Capital PLC, 2.250%,
03/17/2028 396,606
0.0
1,250,000
(1)
Anglo American
Capital PLC, 3.625%,
09/11/2024 1,236,981
0.1
717,000
(1)(2)
Anglo American
Capital PLC, 5.500%,
05/02/2033 713,680
0.0
542,000  BHP Billiton Finance
USA Ltd., 4.900%,
02/28/2033 537,674
0.0
871,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 886,200
0.0
1,035,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2033 1,047,597
0.1
414,000  FMC Corp., 5.150%,
05/18/2026 411,707
0.0
929,000
(1)
Glencore Funding LLC,
5.371%,
04/04/2029 931,165
0.1
486,000
(1)
Glencore Funding LLC,
5.634%,
04/04/2034 487,556
0.0
278,000
(1)
Glencore Funding LLC,
5.893%,
04/04/2054 281,901
0.0
894,000
(1)
Newmont Corp. /
Newcrest Finance
Pty Ltd., 5.300%,
03/15/2026 896,640
0.1
612,000  Nutrien Ltd., 2.950%,
05/13/2030 546,086
0.0
75,000  Nutrien Ltd., 5.875%,
12/01/2036 78,053
0.0
74,000  Nutrien Ltd., 5.950%,
11/07/2025 74,635
0.0
1,078,000  Steel Dynamics, Inc.,
1.650%,
10/15/2027 961,263
0.1
10,147,051
0.5
Communications : 2.1%
445,000  Amazon.com, Inc.,
2.100%,
05/12/2031 377,532
0.0
880,000  Amazon.com, Inc.,
3.150%,
08/22/2027 838,979
0.0
402,000  AT&T, Inc., 3.500%,
06/01/2041 313,990
0.0
1,522,000  AT&T, Inc., 3.550%,
09/15/2055 1,065,083
0.1
1,673,000  AT&T, Inc., 3.650%,
09/15/2059 1,165,731
0.1
1,271,000  AT&T, Inc., 4.900%,
08/15/2037 1,206,748
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
718,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.250%,
01/15/2029 $ 611,168
0.0
680,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.400%,
12/01/2061 444,582
0.0
847,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.800%,
03/01/2050 627,515
0.0
1,299,000
(2)
Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.250%,
04/01/2053 1,029,902
0.1
1,091,000
(2)
Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.650%,
02/01/2034 1,118,777
0.1
421,000  Cisco Systems, Inc.,
4.800%,
02/26/2027 421,813
0.0
843,000  Cisco Systems, Inc.,
4.850%,
02/26/2029 849,626
0.0
1,051,000  Cisco Systems, Inc.,
4.950%,
02/26/2031 1,060,821
0.1
1,065,000  Cisco Systems, Inc.,
5.050%,
02/26/2034 1,079,830
0.1
666,000  Cisco Systems, Inc.,
5.300%,
02/26/2054 684,153
0.0
752,000  Cisco Systems, Inc.,
5.350%,
02/26/2064 771,332
0.0
715,000  Comcast Corp.,
1.950%,
01/15/2031 594,307
0.0
957,000  Comcast Corp.,
2.650%,
02/01/2030 851,502
0.1
341,000  Comcast Corp.,
3.200%,
07/15/2036 280,336
0.0
361,000  Comcast Corp.,
3.900%,
03/01/2038 314,809
0.0
2,565,000  Comcast Corp.,
5.500%,
05/15/2064 2,570,338
0.1
380,000
(1)
Cox Communications,
Inc., 5.800%,
12/15/2053 376,950
0.0
79,000  Discovery
Communications LLC,
5.300%,
05/15/2049 66,438
0.0
572,000  Meta Platforms, Inc.,
3.500%,
08/15/2027 550,515
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
1,912,000  Meta Platforms, Inc.,
4.450%,
08/15/2052 $ 1,701,167
0.1
249,000  Meta Platforms, Inc.,
4.650%,
08/15/2062 223,847
0.0
2,110,000  Meta Platforms, Inc.,
5.750%,
05/15/2063 2,263,808
0.1
636,000  Motorola Solutions, Inc.,
5.000%,
04/15/2029 633,124
0.0
1,082,000
(1)
NBN Co. Ltd., 1.450%,
05/05/2026 1,001,923
0.1
550,000
(1)
NBN Co. Ltd., 1.625%,
01/08/2027 502,163
0.0
518,000
(1)
NBN Co. Ltd., 2.500%,
01/08/2032 432,567
0.0
1,015,000
(1)
NBN Co. Ltd., 6.000%,
10/06/2033 1,081,274
0.1
1,058,000  Netflix, Inc., 5.875%,
11/15/2028 1,100,228
0.1
130,000  Orange SA, 9.000%,
03/01/2031 157,864
0.0
33,000  Paramount Global,
4.375%,
03/15/2043 22,423
0.0
316,000  Paramount Global,
4.950%,
05/19/2050 224,845
0.0
40,000  Paramount Global,
5.500%,
05/15/2033 35,423
0.0
682,000  Paramount Global,
5.850%,
09/01/2043 553,162
0.0
906,000  Sprint Capital Corp.,
6.875%,
11/15/2028 966,187
0.1
2,364,000  Sprint Capital Corp.,
8.750%,
03/15/2032 2,868,140
0.1
940,000  Time Warner Cable
LLC, 5.500%,
09/01/2041 783,287
0.0
1,880,000  Time Warner Cable
LLC, 5.875%,
11/15/2040 1,630,067
0.1
495,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 443,668
0.0
477,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 451,663
0.0
64,000  T-Mobile USA, Inc.,
2.550%,
02/15/2031 54,541
0.0
154,000  T-Mobile USA, Inc.,
2.625%,
04/15/2026 146,381
0.0
650,000  T-Mobile USA, Inc.,
2.625%,
02/15/2029 582,287
0.0
154,000  T-Mobile USA, Inc.,
2.875%,
02/15/2031 133,902
0.0
146,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 135,143
0.0
1,223,000  T-Mobile USA, Inc.,
3.500%,
04/15/2031 1,105,576
0.1
186,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 174,296
0.0
800,000  T-Mobile USA, Inc.,
4.375%,
04/15/2040 712,910
0.0
687,000  T-Mobile USA, Inc.,
4.500%,
04/15/2050 595,919
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
800,000  T-Mobile USA, Inc.,
5.750%,
01/15/2054 $ 829,012
0.0
536,000  T-Mobile USA, Inc.,
6.000%,
06/15/2054 573,339
0.0
476,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 386,528
0.0
1,071,000  Verizon
Communications, Inc.,
2.355%,
03/15/2032 880,534
0.1
472,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 403,365
0.0
263,000  Verizon
Communications, Inc.,
3.400%,
03/22/2041 205,686
0.0
1,281,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 1,208,214
0.1
799,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 754,829
0.0
457,000  Verizon
Communications, Inc.,
5.500%,
02/23/2054 462,269
0.0
990,000  Verizon
Communications, Inc.,
6.550%,
09/15/2043 1,122,905
0.1
46,817,243
2.1
Consumer, Cyclical : 1.8%
81,352  American Airlines
Pass Through Trust
2015-2, AA, 3.600%,
03/22/2029 77,053
0.0
29,585  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 27,748
0.0
1,472,434  American Airlines
Pass Through Trust
2016-2, AA, 3.200%,
12/15/2029 1,354,662
0.1
63,862  American Airlines
Pass Through Trust
2016-3, AA, 3.000%,
04/15/2030 58,263
0.0
1,291,581  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 1,184,124
0.1
310,067  American Airlines
Pass Through Trust
2019-1, AA, 3.150%,
08/15/2033 277,810
0.0
820,000  American Honda
Finance Corp., 4.700%,
01/12/2028 817,070
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
580,000  American Honda
Finance Corp., 5.650%,
11/15/2028 $ 597,947
0.0
153,000  American Honda
Finance Corp., GMTN,
4.900%,
01/10/2034 150,726
0.0
541,000  American Honda
Finance Corp., GMTN,
5.125%,
07/07/2028 547,393
0.0
1,007,000  American Honda
Finance Corp., GMTN,
5.850%,
10/04/2030 1,053,976
0.1
386,000  AutoZone, Inc., 6.250%,
11/01/2028 405,106
0.0
364,000  Cummins, Inc., 4.900%,
02/20/2029 366,305
0.0
557,251  Delta Air Lines Pass
Through Trust 20-1, A,
2.500%,
12/10/2029 501,856
0.0
165,741
(1)
Delta Air Lines, Inc.
/ SkyMiles IP Ltd.,
4.750%,
10/20/2028 162,159
0.0
2,341,000  Ford Motor Credit
Co. LLC, 4.000%,
11/13/2030 2,091,977
0.1
965,000
(2)
Ford Motor Credit
Co. LLC, 5.800%,
03/08/2029 969,287
0.1
880,000  General Motors Co.,
6.125%,
10/01/2025 887,778
0.0
927,000  General Motors
Financial Co., Inc.,
3.950%,
04/13/2024 926,223
0.0
1,785,000  General Motors
Financial Co., Inc.,
5.400%,
05/08/2027 1,790,215
0.1
1,053,000  General Motors
Financial Co., Inc.,
5.750%,
02/08/2031 1,064,784
0.1
509,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 522,840
0.0
994,000  Home Depot, Inc.,
2.700%,
04/15/2030 885,850
0.0
952,000  Home Depot, Inc.,
4.900%,
04/15/2029 961,775
0.0
264,000
(1)
Hyundai Capital
America, 5.400%,
01/08/2031 265,246
0.0
870,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 882,400
0.0
1,368,000
(1)
Hyundai Capital
America, 6.100%,
09/21/2028 1,410,032
0.1
926,000
(1)
Hyundai Capital
America, 6.500%,
01/16/2029 971,970
0.1
330,000  Lowe's Cos., Inc.,
4.450%,
04/01/2062 269,891
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
374,000  Lowe's Cos., Inc.,
5.750%,
07/01/2053 $ 386,319
0.0
83,000  Lowe's Cos., Inc.,
5.800%,
09/15/2062 85,155
0.0
319,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 329,354
0.0
394,000  Marriott International,
Inc., 4.875%,
05/15/2029 390,270
0.0
509,000  Marriott International,
Inc., 5.300%,
05/15/2034 503,631
0.0
328,741
(1)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 330,814
0.0
1,023,000  PACCAR Financial
Corp. mtn, mtn,
5.000%,
03/22/2034 1,028,690
0.1
1,071,000  Toyota Motor Credit
Corp., 5.550%,
11/20/2030 1,108,592
0.1
295,000  Toyota Motor Credit
Corp., MTN, 1.900%,
01/13/2027 272,445
0.0
1,080,000  Toyota Motor Credit
Corp., MTN, 4.550%,
09/20/2027 1,069,972
0.1
542,069  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 540,833
0.0
1,961,749  United Airlines Pass
Through Trust 2016-2,
AA, 2.875%,
04/07/2030 1,780,403
0.1
731,385  US Airways Pass
Through Trust 2012-1,
A, 5.900%,
04/01/2026 730,212
0.0
2,015,000
(1)
Volkswagen Group of
America Finance LLC,
5.250%,
03/22/2029 2,017,356
0.1
2,170,000
(1)
Volkswagen Group of
America Finance LLC,
5.300%,
03/22/2027 2,175,194
0.1
604,000
(1)
Volkswagen Group of
America Finance LLC,
5.900%,
09/12/2033 621,946
0.0
1,654,000
(1)
Volkswagen Group of
America Finance LLC,
6.450%,
11/16/2030 1,758,154
0.1
906,000  Walmart, Inc., 4.000%,
04/15/2030 884,923
0.0
1,787,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 1,705,863
0.1
650,000  Warnermedia
Holdings, Inc., 5.050%,
03/15/2042 558,982
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,330,000  Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 $ 1,104,758
0.1
408,000  Warnermedia
Holdings, Inc., 5.391%,
03/15/2062 338,911
0.0
41,205,243
1.8
Consumer, Non-cyclical : 4.6%
1,564,000  AbbVie, Inc., 2.600%,
11/21/2024 1,536,129
0.1
236,000  AbbVie, Inc., 3.200%,
05/14/2026 227,864
0.0
423,000  AbbVie, Inc., 3.200%,
11/21/2029 389,892
0.0
826,000  AbbVie, Inc., 4.050%,
11/21/2039 735,939
0.0
275,000  AbbVie, Inc., 4.550%,
03/15/2035 265,924
0.0
1,548,000  AbbVie, Inc., 4.950%,
03/15/2031 1,559,822
0.1
938,000  AbbVie, Inc., 5.050%,
03/15/2034 950,068
0.1
906,000  AbbVie, Inc., 5.400%,
03/15/2054 933,276
0.1
911,000  AbbVie, Inc., 5.500%,
03/15/2064 937,650
0.1
807,000  Altria Group, Inc.,
6.200%,
11/01/2028 841,710
0.0
207,000  Amgen, Inc., 2.200%,
02/21/2027 191,743
0.0
50,000  Amgen, Inc., 2.300%,
02/25/2031 42,296
0.0
167,000  Amgen, Inc., 2.450%,
02/21/2030 146,102
0.0
326,000  Amgen, Inc., 3.150%,
02/21/2040 250,661
0.0
137,000  Amgen, Inc., 5.250%,
03/02/2030 139,134
0.0
769,000  Amgen, Inc., 5.750%,
03/02/2063 784,954
0.0
1,548,000  Astrazeneca Finance
LLC, 4.900%,
02/26/2031 1,553,887
0.1
33,000  BAT Capital Corp.,
3.557%,
08/15/2027 31,260
0.0
815,000  BAT Capital Corp.,
3.734%,
09/25/2040 604,671
0.0
208,000  BAT Capital Corp.,
4.390%,
08/15/2037 174,950
0.0
383,000  BAT Capital Corp.,
5.834%,
02/20/2031 386,501
0.0
1,230,000  BAT Capital Corp.,
6.000%,
02/20/2034 1,246,231
0.1
762,000  BAT Capital Corp.,
7.079%,
08/02/2043 813,607
0.0
1,061,000  BAT Capital Corp.,
7.081%,
08/02/2053 1,144,877
0.1
1,064,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 1,053,591
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
165,000  Bristol-Myers
Squibb Co., 3.200%,
06/15/2026 $ 159,119
0.0
40,000  Bristol-Myers
Squibb Co., 3.400%,
07/26/2029 37,583
0.0
711,000  Bristol-Myers
Squibb Co., 4.125%,
06/15/2039 630,429
0.0
650,000  Bristol-Myers
Squibb Co., 5.100%,
02/22/2031 656,589
0.0
662,000  Bristol-Myers
Squibb Co., 5.650%,
02/22/2064 681,659
0.0
811,000  Bristol-Myers
Squibb Co., 6.400%,
11/15/2063 927,674
0.1
916,000  Campbell Soup Co.,
5.200%,
03/21/2029 920,731
0.1
277,000  Cardinal Health, Inc.,
5.450%,
02/15/2034 280,158
0.0
748,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 608,284
0.0
463,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 396,429
0.0
948,000
(1)
Cargill, Inc., 2.125%,
11/10/2031 777,270
0.0
1,025,000  Cencora, Inc., 5.125%,
02/15/2034 1,023,640
0.1
218,000  Centene Corp., 2.450%,
07/15/2028 193,538
0.0
774,000  Centene Corp., 2.500%,
03/01/2031 637,298
0.0
535,000  Centene Corp., 2.625%,
08/01/2031 439,570
0.0
7,722,000  Centene Corp., 3.000%,
10/15/2030 6,627,691
0.3
2,063,000  Cigna Group, 3.250%,
04/15/2025 2,017,838
0.1
1,976,000  Cigna Group, 4.800%,
08/15/2038 1,857,399
0.1
946,000  Cigna Group, 5.250%,
02/15/2034 945,016
0.1
1,266,000  Cigna Group, 5.600%,
02/15/2054 1,271,632
0.1
870,000
(1)
CSL Finance PLC,
5.417%,
04/03/2054 874,542
0.0
895,000  CVS Health Corp.,
2.700%,
08/21/2040 622,127
0.0
1,010,000  CVS Health Corp.,
3.875%,
07/20/2025 991,347
0.1
1,772,000  CVS Health Corp.,
4.125%,
04/01/2040 1,494,163
0.1
1,880,000  CVS Health Corp.,
4.780%,
03/25/2038 1,736,999
0.1
661,000  CVS Health Corp.,
6.000%,
06/01/2063 682,990
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
39,904  CVS Pass-Through
Trust, 6.943%,
01/10/2030 $ 40,888
0.0
1,566,000
(1)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 1,571,353
0.1
355,000  Elevance Health, Inc.,
4.900%,
02/08/2026 352,819
0.0
631,000  Eli Lilly & Co., 4.700%,
02/09/2034 627,789
0.0
406,000  Eli Lilly & Co., 5.000%,
02/09/2054 404,024
0.0
747,000
(1)
ERAC USA Finance
LLC, 5.200%,
10/30/2034 745,157
0.0
1,369,000  Global Payments, Inc.,
1.200%,
03/01/2026 1,266,859
0.1
462,000  Global Payments, Inc.,
4.450%,
06/01/2028 447,333
0.0
876,000  Global Payments, Inc.,
5.950%,
08/15/2052 875,116
0.0
324,000  HCA, Inc., 2.375%,
07/15/2031 266,590
0.0
413,000  HCA, Inc., 3.125%,
03/15/2027 390,702
0.0
123,000  HCA, Inc., 3.375%,
03/15/2029 112,872
0.0
307,000  HCA, Inc., 3.500%,
09/01/2030 277,737
0.0
630,000  HCA, Inc., 4.375%,
03/15/2042 529,046
0.0
1,508,000  HCA, Inc., 4.500%,
02/15/2027 1,479,013
0.1
944,000  HCA, Inc., 5.125%,
06/15/2039 891,732
0.1
725,000  HCA, Inc., 5.250%,
04/15/2025 722,144
0.0
277,000  HCA, Inc., 5.250%,
06/15/2049 253,024
0.0
875,000
(2)
HCA, Inc., 5.450%,
04/01/2031 879,867
0.1
537,000  HCA, Inc., 6.000%,
04/01/2054 545,522
0.0
474,000  HCA, Inc., 6.100%,
04/01/2064 478,317
0.0
890,000  Humana, Inc., 5.375%,
04/15/2031 890,740
0.1
146,000  Johnson & Johnson,
2.100%,
09/01/2040 100,476
0.0
577,000  Johnson & Johnson,
3.625%,
03/03/2037 512,389
0.0
152,000  Johnson & Johnson,
5.850%,
07/15/2038 168,311
0.0
1,246,000  Kenvue, Inc., 4.900%,
03/22/2033 1,245,856
0.1
518,000  Kenvue, Inc., 5.050%,
03/22/2028 523,857
0.0
394,000
(2)
Kenvue, Inc., 5.100%,
03/22/2043 392,082
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
955,000  Kenvue, Inc., 5.200%,
03/22/2063 $ 945,578
0.1
484,000  Keurig Dr Pepper, Inc.,
5.050%,
03/15/2029 485,599
0.0
361,000
(1)
Mars, Inc., 2.375%,
07/16/2040 251,936
0.0
1,757,000
(1)
Mars, Inc., 3.875%,
04/01/2039 1,522,547
0.1
999,000  Medtronic Global
Holdings SCA, 4.500%,
03/30/2033 969,920
0.1
764,000  Mondelez International,
Inc., 4.750%,
02/20/2029 759,324
0.0
770,000
(1)(2)
Nestle Capital Corp.,
4.875%,
03/12/2034 770,249
0.0
538,000
(1)
Nestle Capital Corp.,
5.100%,
03/12/2054 536,014
0.0
357,000  PayPal Holdings, Inc.,
2.300%,
06/01/2030 308,136
0.0
46,000  PayPal Holdings, Inc.,
2.850%,
10/01/2029 41,622
0.0
1,767,000  PayPal Holdings, Inc.,
5.250%,
06/01/2062 1,694,061
0.1
675,000  Pfizer Investment
Enterprises Pte Ltd.,
4.650%,
05/19/2030 668,780
0.0
2,858,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 2,815,403
0.1
448,000  Pfizer Investment
Enterprises Pte Ltd.,
5.300%,
05/19/2053 445,745
0.0
2,751,000  Pfizer Investment
Enterprises Pte Ltd.,
5.340%,
05/19/2063 2,697,832
0.1
1,050,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 1,044,027
0.1
808,000  Philip Morris
International, Inc.,
5.250%,
02/13/2034 801,206
0.0
732,000  Philip Morris
International, Inc.,
5.625%,
09/07/2033 749,016
0.0
311,000  Quest Diagnostics, Inc.,
2.800%,
06/30/2031 266,653
0.0
277,000  Quest Diagnostics, Inc.,
2.950%,
06/30/2030 245,906
0.0
658,000  Quest Diagnostics, Inc.,
6.400%,
11/30/2033 711,202
0.0
765,000  Reynolds American,
Inc., 5.850%,
08/15/2045 710,327
0.0
1,223,000
(1)
Roche Holdings, Inc.,
5.338%,
11/13/2028 1,253,267
0.1
2,247,000
(1)
Roche Holdings, Inc.,
5.489%,
11/13/2030 2,332,387
0.1
596,000
(1)
Roche Holdings, Inc.,
5.593%,
11/13/2033 625,572
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
505,000  Royalty Pharma PLC,
1.200%,
09/02/2025 $ 475,485
0.0
1,090,000  Royalty Pharma PLC,
1.750%,
09/02/2027 973,729
0.1
1,208,000  Royalty Pharma PLC,
3.300%,
09/02/2040 900,821
0.1
405,000  S&P Global, Inc.,
1.250%,
08/15/2030 327,471
0.0
1,063,000  S&P Global, Inc.,
2.700%,
03/01/2029 966,258
0.1
925,000  Smith & Nephew PLC,
5.400%,
03/20/2034 920,783
0.1
904,000
(1)
Solventum Corp.,
5.450%,
03/13/2031 901,968
0.1
963,000
(1)
Solventum Corp.,
5.600%,
03/23/2034 966,580
0.1
432,000
(1)
Solventum Corp.,
5.900%,
04/30/2054 431,289
0.0
1,336,000  Thermo Fisher
Scientific, Inc., 4.977%,
08/10/2030 1,346,295
0.1
1,015,000  Thermo Fisher
Scientific, Inc., 5.000%,
01/31/2029 1,025,058
0.1
780,000
(1)
Triton Container
International Ltd.,
2.050%,
04/15/2026 721,087
0.0
618,000
(1)
Triton Container
International Ltd.,
3.150%,
06/15/2031 501,031
0.0
790,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 797,353
0.0
388,000  Tyson Foods, Inc.,
5.700%,
03/15/2034 393,330
0.0
572,000  Unilever Capital Corp.,
5.000%,
12/08/2033 578,704
0.0
376,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 276,922
0.0
356,000  UnitedHealth Group,
Inc., 3.050%,
05/15/2041 269,678
0.0
564,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 465,097
0.0
486,000  UnitedHealth Group,
Inc., 3.750%,
10/15/2047 385,876
0.0
775,000  UnitedHealth Group,
Inc., 5.000%,
04/15/2034 776,676
0.0
593,000  UnitedHealth Group,
Inc., 5.200%,
04/15/2063 577,300
0.0
580,000  UnitedHealth Group,
Inc., 5.375%,
04/15/2054 590,329
0.0
620,000  UnitedHealth Group,
Inc., 5.500%,
04/15/2064 631,295
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
385,000  Utah Acquisition
Sub, Inc., 5.250%,
06/15/2046 $ 319,741
0.0
520,000  Viatris, Inc., 2.700%,
06/22/2030 441,141
0.0
1,079,000  Viatris, Inc., 3.850%,
06/22/2040 797,583
0.0
760,000  Zimmer Biomet
Holdings, Inc., 5.350%,
12/01/2028 771,331
0.0
103,608,589
4.6
Energy : 1.7%
418,000  BP Capital Markets
America, Inc., 2.939%,
06/04/2051 279,291
0.0
163,000  BP Capital Markets
America, Inc., 3.937%,
09/21/2028 157,977
0.0
323,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 320,897
0.0
247,000  BP Capital Markets
America, Inc., 4.989%,
04/10/2034 246,776
0.0
213,000  BP Capital Markets
PLC, 3.279%,
09/19/2027 202,790
0.0
688,000
(3)
BP Capital Markets
PLC, 4.875%,
12/31/2199 658,516
0.0
284,000
(1)
Cameron LNG LLC,
2.902%,
07/15/2031 243,959
0.0
33,000  Cheniere Corpus Christi
Holdings LLC, 3.700%,
11/15/2029 30,712
0.0
338,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 322,022
0.0
1,213,000  Cheniere Energy
Partners L.P., 5.950%,
06/30/2033 1,241,145
0.1
425,000
(1)
Columbia Pipelines
Holding Co. LLC,
6.042%,
08/15/2028 434,517
0.0
533,000  ConocoPhillips Co.,
5.550%,
03/15/2054 549,730
0.0
1,073,000  ConocoPhillips Co.,
5.700%,
09/15/2063 1,125,537
0.1
1,299,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 1,052,758
0.1
195,000  Diamondback
Energy, Inc., 4.400%,
03/24/2051 161,686
0.0
92,000
(2)
Diamondback
Energy, Inc., 6.250%,
03/15/2033 98,126
0.0
921,000
(3)
Enbridge, Inc. 20-A,
5.750%,
07/15/2080 872,743
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
547,000  Energy Transfer L.P.,
4.250%,
04/01/2024 $ 547,000
0.0
145,000  Energy Transfer L.P.,
4.900%,
03/15/2035 137,183
0.0
1,527,000  Energy Transfer L.P.,
5.300%,
04/01/2044 1,405,142
0.1
794,000  Energy Transfer L.P.,
5.350%,
05/15/2045 733,983
0.0
950,000  Energy Transfer L.P.,
5.550%,
05/15/2034 953,487
0.1
1,099,000  Energy Transfer L.P.,
5.950%,
05/15/2054 1,097,430
0.1
322,000  Energy Transfer L.P.,
6.000%,
06/15/2048 320,402
0.0
375,000  Energy Transfer
L.P. 20Y, 5.800%,
06/15/2038 374,305
0.0
1,302,000  Enterprise Products
Operating LLC, 3.750%,
02/15/2025 1,284,554
0.1
1,128,000
(3)
Enterprise Products
Operating LLC D,
8.573%, (TSFR3M +
3.248%),
08/16/2077 1,127,813
0.1
826,000  Equinor ASA, 3.125%,
04/06/2030 758,898
0.0
1,386,000  Hess Corp., 4.300%,
04/01/2027 1,359,414
0.1
940,000  Kinder Morgan Energy
Partners L.P., 4.250%,
09/01/2024 934,072
0.1
678,000  Kinder Morgan Energy
Partners L.P., 5.000%,
03/01/2043 600,290
0.0
865,000  Kinder Morgan Energy
Partners L.P., 5.400%,
09/01/2044 805,213
0.0
707,000  Marathon Petroleum
Corp., 5.125%,
12/15/2026 707,665
0.0
83,000  MPLX L.P., 1.750%,
03/01/2026 77,634
0.0
799,000  MPLX L.P., 2.650%,
08/15/2030 687,619
0.0
1,033,000  MPLX L.P., 4.000%,
03/15/2028 995,045
0.1
1,206,000  Occidental Petroleum
Corp., 6.125%,
01/01/2031 1,250,103
0.1
1,056,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 1,084,293
0.1
343,000  Occidental Petroleum
Corp., 6.600%,
03/15/2046 369,885
0.0
127,000  Occidental Petroleum
Corp., 8.500%,
07/15/2027 137,949
0.0
854,000  ONEOK Partners L.P.,
6.200%,
09/15/2043 882,344
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
720,000  ONEOK, Inc., 5.850%,
01/15/2026 $ 727,150
0.0
347,000  Ovintiv, Inc., 5.650%,
05/15/2028 352,924
0.0
442,000  Ovintiv, Inc., 7.100%,
07/15/2053 494,934
0.0
31,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.300%,
01/31/2043 25,256
0.0
1,672,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.650%,
10/15/2025 1,650,105
0.1
823,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 797,211
0.0
852,000  Sabine Pass
Liquefaction LLC,
5.000%,
03/15/2027 849,809
0.0
433,000  Schlumberger
Investment SA, 2.650%,
06/26/2030 383,780
0.0
506,000  Targa Resources Corp.,
6.250%,
07/01/2052 525,931
0.0
405,000  Targa Resources Corp.,
6.500%,
03/30/2034 435,399
0.0
807,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 773,260
0.0
470,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 425,599
0.0
568,000  Western Midstream
Operating L.P., 4.750%,
08/15/2028 552,979
0.0
3,576,000  Williams Cos., Inc.,
4.000%,
09/15/2025 3,509,362
0.2
396,000  Williams Cos., Inc.,
4.900%,
03/15/2029 393,568
0.0
232,000  Williams Cos., Inc.,
5.100%,
09/15/2045 214,817
0.0
38,742,989
1.7
Financial : 8.9%
600,000
(1)(3)
ABN AMRO Bank NV,
3.324%,
03/13/2037 488,260
0.0
515,000  Alleghany Corp.,
3.250%,
08/15/2051 365,715
0.0
1,094,000  Alleghany Corp.,
4.900%,
09/15/2044 1,042,393
0.1
447,000
(3)
American Express Co.,
4.990%,
05/01/2026 444,463
0.0
880,000
(3)
American Express Co.,
5.098%,
02/16/2028 878,945
0.0
1,772,000
(3)
American Express Co.,
5.282%,
07/27/2029 1,783,793
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
316,000  American Homes 4
Rent L.P., 2.375%,
07/15/2031 $ 257,232
0.0
283,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 248,961
0.0
1,847,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 1,842,134
0.1
1,081,000  American International
Group, Inc., 3.400%,
06/30/2030 989,591
0.1
1,352,000  American International
Group, Inc., 4.200%,
04/01/2028 1,316,457
0.1
1,559,000  American International
Group, Inc., 5.125%,
03/27/2033 1,551,346
0.1
233,000  American Tower Corp.,
2.700%,
04/15/2031 197,373
0.0
168,000  American Tower Corp.,
3.600%,
01/15/2028 158,932
0.0
505,000  American Tower Corp.,
3.650%,
03/15/2027 484,259
0.0
87,000  American Tower Corp.,
4.400%,
02/15/2026 85,535
0.0
519,000  American Tower Corp.,
5.250%,
07/15/2028 519,313
0.0
1,115,000  American Tower Corp.,
5.550%,
07/15/2033 1,124,151
0.1
679,000  Ameriprise Financial,
Inc., 5.700%,
12/15/2028 700,792
0.0
865,000  Aon North America, Inc.,
5.125%,
03/01/2027 870,484
0.0
1,626,000  Aon North America, Inc.,
5.150%,
03/01/2029 1,636,116
0.1
317,000  Aon North America, Inc.,
5.750%,
03/01/2054 325,287
0.0
1,436,000  Arthur J Gallagher
& Co., 5.450%,
07/15/2034 1,446,183
0.1
462,000  Arthur J Gallagher
& Co., 5.750%,
03/02/2053 463,983
0.0
453,000  Arthur J Gallagher
& Co., 5.750%,
07/15/2054 453,978
0.0
154,000  Arthur J Gallagher
& Co., 6.750%,
02/15/2054 174,964
0.0
2,575,000
(1)
Athene Global Funding,
5.684%,
02/23/2026 2,585,881
0.1
975,000  Athene Holding Ltd.,
6.250%,
04/01/2054 990,681
0.1
812,000
(1)
Aviation Capital
Group LLC, 5.500%,
12/15/2024 809,088
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,000,000
(3)
Banco Bilbao Vizcaya
Argentaria SA, 7.883%,
11/15/2034 $ 1,094,922
0.1
1,000,000  Banco Santander SA,
2.746%,
05/28/2025 966,951
0.1
1,200,000
(3)
Banco Santander SA,
5.538%,
03/14/2030 1,200,311
0.1
4,658,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 4,295,419
0.2
328,000
(3)
Bank of America Corp.,
2.299%,
07/21/2032 268,493
0.0
758,000
(3)
Bank of America Corp.,
2.572%,
10/20/2032 629,110
0.0
998,000
(3)
Bank of America Corp.,
2.687%,
04/22/2032 845,069
0.0
3,609,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 3,386,729
0.2
447,000
(3)
Bank of America Corp.,
3.705%,
04/24/2028 427,830
0.0
983,000
(3)
Bank of America Corp.,
5.202%,
04/25/2029 984,233
0.1
760,000
(3)
Bank of America Corp.,
5.288%,
04/25/2034 758,000
0.0
1,368,000
(3)
Bank of America Corp.,
5.468%,
01/23/2035 1,377,435
0.1
2,864,000
(3)
Bank of America Corp.,
5.872%,
09/15/2034 2,971,681
0.1
1,884,000
(3)
Bank of America
Corp., GMTN, 3.593%,
07/21/2028 1,791,303
0.1
212,000
(3)
Bank of America
Corp., MTN, 2.015%,
02/13/2026 205,421
0.0
1,447,000
(3)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 1,279,105
0.1
1,071,000
(3)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 995,792
0.1
487,000
(3)
Bank of America
Corp., MTN, 2.972%,
02/04/2033 414,305
0.0
1,007,000
(3)
Bank of America
Corp., MTN, 3.194%,
07/23/2030 914,861
0.0
1,065,000
(3)
Bank of America
Corp., MTN, 4.271%,
07/23/2029 1,026,952
0.1
453,000
(3)
Bank of America Corp.
N, 1.658%,
03/11/2027 422,125
0.0
508,000
(3)
Bank of America Corp.
N, 2.651%,
03/11/2032 429,473
0.0
766,000
(2)(3)
Bank of America
Corp. RR, 4.375%,
12/31/2199 719,996
0.0
1,270,000
(3)
Bank of New York
Mellon Corp., MTN,
4.975%,
03/14/2030 1,271,612
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
2,538,000
(3)
Bank of New York
Mellon Corp., MTN,
5.188%,
03/14/2035 $ 2,527,289
0.1
312,000
(3)
Bank of New York
Mellon Corp., MTN,
6.474%,
10/25/2034 339,938
0.0
472,000
(3)
Bank of Nova Scotia,
4.588%,
05/04/2037 428,239
0.0
1,396,000
(1)
Banque Federative
du Credit Mutuel SA,
4.935%,
01/26/2026 1,387,633
0.1
491,000  BlackRock Funding,
Inc., 5.000%,
03/14/2034 493,245
0.0
1,005,000  BlackRock Funding,
Inc., 5.250%,
03/14/2054 1,010,887
0.1
529,000
(1)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 460,591
0.0
1,478,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 1,159,192
0.1
221,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 192,116
0.0
440,000
(1)
Blue Owl Credit
Income Corp., 6.650%,
03/15/2031 429,818
0.0
853,000  Blue Owl Credit
Income Corp., 7.750%,
09/16/2027 874,397
0.0
776,000
(1)(3)
BNP Paribas SA,
5.176%,
01/09/2030 776,401
0.0
959,000
(1)
BPCE SA, 5.203%,
01/18/2027 961,254
0.1
959,000
(1)(3)
BPCE SA, 5.716%,
01/18/2030 964,013
0.1
1,175,000  Brookfield Finance, Inc.,
3.625%,
02/15/2052 858,432
0.0
570,000
(1)(3)
CaixaBank SA, 5.673%,
03/15/2030 570,004
0.0
1,120,000  Camden Property Trust,
4.900%,
01/15/2034 1,090,285
0.1
958,000  Camden Property Trust,
5.850%,
11/03/2026 976,582
0.1
681,000
(3)
Capital One Financial
Corp., 1.878%,
11/02/2027 623,187
0.0
1,001,000
(3)
Charles Schwab Corp.,
6.196%,
11/17/2029 1,040,900
0.1
414,000
(3)
Charles Schwab Corp.
H, 4.000%,
12/31/2199 349,832
0.0
527,000  CI Financial Corp.,
4.100%,
06/15/2051 329,614
0.0
1,227,000  Citizens Financial
Group, Inc., 2.500%,
02/06/2030 1,036,857
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,544,000
(3)
Citizens Financial
Group, Inc., 5.641%,
05/21/2037 $ 1,442,470
0.1
769,000  CNA Financial Corp.,
5.125%,
02/15/2034 748,637
0.0
745,000
(1)
Commonwealth Bank
of Australia, 3.743%,
09/12/2039 595,698
0.0
2,654,000
(1)(3)
Cooperatieve
Rabobank UA, 5.447%,
03/05/2030 2,666,875
0.1
311,000  Corebridge Financial,
Inc., 3.850%,
04/05/2029 290,924
0.0
1,762,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 1,586,521
0.1
350,000  Corebridge Financial,
Inc., 5.750%,
01/15/2034 357,321
0.0
783,000
(1)
Corebridge Financial,
Inc., 6.050%,
09/15/2033 807,334
0.0
1,382,000
(3)
Corebridge Financial,
Inc., 6.875%,
12/15/2052 1,385,038
0.1
738,000  Credit Suisse AG/
New York NY, 1.250%,
08/07/2026 672,537
0.0
1,030,000  Credit Suisse AG/
New York NY, 5.000%,
07/09/2027 1,020,941
0.1
692,000  Crown Castle, Inc.,
2.100%,
04/01/2031 560,428
0.0
212,000  Crown Castle, Inc.,
2.500%,
07/15/2031 175,530
0.0
417,000  Crown Castle, Inc.,
2.900%,
03/15/2027 390,173
0.0
1,236,000  Crown Castle, Inc.,
4.800%,
09/01/2028 1,212,555
0.1
314,000  Crown Castle, Inc.,
5.100%,
05/01/2033 306,391
0.0
619,000  Crown Castle, Inc.,
5.600%,
06/01/2029 627,488
0.0
534,000  Crown Castle, Inc.,
5.800%,
03/01/2034 546,513
0.0
714,000  CubeSmart L.P.,
2.250%,
12/15/2028 626,934
0.0
892,000
(1)(3)
Danske Bank A/S,
5.705%,
03/01/2030 898,049
0.0
813,000
(1)(3)
Depository Trust &
Clearing Corp. D,
3.375%,
12/31/2199 723,570
0.0
569,000  Extra Space Storage
L.P., 4.000%,
06/15/2029 537,164
0.0
1,863,000
(1)
Federation des Caisses
Desjardins du Quebec,
5.250%,
04/26/2029 1,859,310
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
2,126,000
(2)
First Horizon Bank,
5.750%,
05/01/2030 $ 2,013,394
0.1
1,238,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.283%,
03/18/2027 1,237,742
0.1
1,032,000  Goldman Sachs
BDC, Inc., 6.375%,
03/11/2027 1,040,203
0.1
476,000  Hartford Financial
Services Group, Inc.,
5.950%,
10/15/2036 501,409
0.0
2,000,000
(1)(3)
Hartford Financial
Services Group,
Inc. ICON, 7.694%,
(TSFR3M + 2.387%),
02/12/2067 1,781,886
0.1
1,214,000  Healthpeak OP LLC,
5.250%,
12/15/2032 1,204,899
0.1
1,070,000
(3)
HSBC Holdings PLC,
1.589%,
05/24/2027 984,823
0.1
1,875,000
(3)
HSBC Holdings PLC,
2.206%,
08/17/2029 1,643,936
0.1
1,331,000
(3)
HSBC Holdings PLC,
2.633%,
11/07/2025 1,305,072
0.1
1,257,000
(3)
HSBC Holdings PLC,
2.999%,
03/10/2026 1,224,778
0.1
527,000
(3)
Huntington Bancshares,
Inc., 2.487%,
08/15/2036 402,326
0.0
2,495,000
(3)
Huntington Bancshares,
Inc., 5.709%,
02/02/2035 2,488,992
0.1
1,075,000
(3)
Huntington National
Bank, 4.125%,
07/02/2029 1,041,460
0.1
1,337,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 1,135,240
0.1
366,000  Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 291,014
0.0
2,016,000  Invitation Homes
Operating Partnership
L.P., 2.300%,
11/15/2028 1,785,106
0.1
312,000
(2)
Invitation Homes
Operating Partnership
L.P., 4.150%,
04/15/2032 285,724
0.0
707,000  Jones Lang LaSalle,
Inc., 6.875%,
12/01/2028 749,254
0.0
1,267,000
(3)
JPMorgan Chase & Co.,
0.969%,
06/23/2025 1,252,351
0.1
1,670,000
(3)
JPMorgan Chase & Co.,
1.040%,
02/04/2027 1,545,914
0.1
926,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 845,135
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
936,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 $ 867,942
0.0
3,589,000
(3)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 3,184,697
0.1
501,000
(3)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 458,432
0.0
286,000
(3)
JPMorgan Chase & Co.,
2.595%,
02/24/2026 278,673
0.0
2,673,000
(3)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 2,512,337
0.1
752,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 711,538
0.0
1,054,000
(3)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 1,027,835
0.1
731,000
(3)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 728,307
0.0
4,695,000
(3)
JPMorgan Chase & Co.,
5.336%,
01/23/2035 4,715,130
0.2
1,916,000
(3)
KeyCorp, 6.401%,
03/06/2035 1,957,809
0.1
509,000
(3)
KeyCorp, MTN, 4.789%,
06/01/2033 466,377
0.0
408,000  Kite Realty Group L.P.,
4.000%,
10/01/2026 388,656
0.0
745,000
(1)
Liberty Mutual
Group, Inc., 3.950%,
05/15/2060 543,518
0.0
1,365,000
(2)(3)
Lloyds Banking
Group PLC, 8.000%,
12/31/2199 1,377,785
0.1
943,000
(1)
Lseg US Fin Corp.,
4.875%,
03/28/2027 939,594
0.0
1,306,000
(1)
Lseg US Fin Corp.,
5.297%,
03/28/2034 1,314,867
0.1
423,000  Marsh & McLennan
Cos., Inc., 5.450%,
03/15/2054 424,851
0.0
846,000  Marsh & McLennan
Cos., Inc., 5.700%,
09/15/2053 878,973
0.0
1,299,000
(3)
Mizuho Financial
Group, Inc., 5.579%,
05/26/2035 1,313,878
0.1
1,520,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 1,406,264
0.1
1,009,000
(3)
Morgan Stanley,
2.188%,
04/28/2026 973,734
0.1
487,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 453,140
0.0
1,537,000
(3)
Morgan Stanley,
3.591%,
07/22/2028 1,460,767
0.1
1,333,000
(2)(3)
Morgan Stanley,
5.466%,
01/18/2035 1,345,421
0.1
3,589,000
(3)
Morgan Stanley,
5.942%,
02/07/2039 3,569,178
0.2
354,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 366,368
0.0
2,564,000
(3)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 2,353,775
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
506,000  Morgan Stanley, GMTN,
3.875%,
01/27/2026 $ 494,460
0.0
583,000
(3)
Morgan Stanley, GMTN,
5.860%, (SOFRRATE +
0.509%),
01/22/2025 583,423
0.0
604,000
(3)
Morgan Stanley, MTN,
2.720%,
07/22/2025 597,941
0.0
2,573,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 2,461,673
0.1
1,262,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 1,261,360
0.1
772,000
(3)
Morgan Stanley, MTN,
5.250%,
04/21/2034 766,239
0.0
1,355,000  National Bank of
Canada, 5.600%,
12/18/2028 1,378,131
0.1
1,005,000
(3)
NatWest Group PLC,
5.076%,
01/27/2030 987,929
0.1
1,362,000
(3)
NatWest Group PLC,
5.778%,
03/01/2035 1,381,707
0.1
264,000
(1)
New York Life
Insurance Co., 3.750%,
05/15/2050 203,275
0.0
181,000
(1)
New York Life
Insurance Co., 4.450%,
05/15/2069 147,699
0.0
728,000
(3)
Northern Trust Corp.,
3.375%,
05/08/2032 678,923
0.0
268,000
(1)
Northwestern Mutual
Life Insurance Co.,
3.450%,
03/30/2051 192,106
0.0
96,000
(1)
Northwestern Mutual
Life Insurance Co.,
3.625%,
09/30/2059 67,673
0.0
1,970,000  Old Republic
International Corp.,
5.750%,
03/28/2034 1,980,352
0.1
277,000  Piedmont Operating
Partnership L.P.,
2.750%,
04/01/2032 199,662
0.0
463,000
(3)
PNC Financial Services
Group, Inc., 5.676%,
01/22/2035 467,426
0.0
400,000
(3)
PNC Financial Services
Group, Inc. T, 3.400%,
12/31/2199 350,616
0.0
1,755,000
(3)
PNC Financial Services
Group, Inc. W, 6.250%,
12/31/2199 1,705,285
0.1
510,000  Prologis L.P., 5.250%,
03/15/2054 501,238
0.0
583,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 581,738
0.0
435,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.500%,
04/01/2034 437,910
0.0
381,000  Realty Income Corp.,
3.950%,
08/15/2027 369,451
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
972,000  Realty Income Corp.,
5.125%,
02/15/2034 $ 954,167
0.0
3,232,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 2,593,383
0.1
420,000  Sabra Health Care L.P.,
3.200%,
12/01/2031 349,106
0.0
640,000
(3)
Santander UK Group
Holdings PLC, 2.469%,
01/11/2028 588,388
0.0
890,000
(3)
State Street Corp.,
5.684%,
11/21/2029 914,343
0.0
2,827,000
(3)
State Street Corp.,
6.123%,
11/21/2034 2,948,604
0.1
669,000  Sun Communities
Operating L.P., 5.500%,
01/15/2029 667,783
0.0
2,200,000
(1)(3)
Swiss RE Subordinated
Finance PLC, 5.698%,
04/05/2035 2,198,782
0.1
531,000
(1)
Swiss Re Treasury
US Corp., 4.250%,
12/06/2042 448,542
0.0
372,000
(1)
Teachers Insurance &
Annuity Association
of America, 3.300%,
05/15/2050 261,123
0.0
546,000
(1)
Teachers Insurance &
Annuity Association
of America, 4.900%,
09/15/2044 501,225
0.0
422,000  TPG Operating
Group II L.P., 5.875%,
03/05/2034 428,192
0.0
179,000  Transatlantic Holdings,
Inc., 8.000%,
11/30/2039 229,374
0.0
836,000
(3)
Truist Financial Corp.,
6.241%, (TSFR3M +
0.912%),
03/15/2028 788,934
0.0
438,000
(3)
Truist Financial
Corp., MTN, 1.267%,
03/02/2027 405,024
0.0
1,235,000
(3)
Truist Financial
Corp., MTN, 4.916%,
07/28/2033 1,151,010
0.1
1,450,000
(3)
Truist Financial
Corp., MTN, 5.435%,
01/24/2030 1,448,715
0.1
1,711,000
(3)
Truist Financial
Corp., MTN, 5.711%,
01/24/2035 1,719,187
0.1
2,772,000  UBS AG, 5.125%,
05/15/2024 2,766,467
0.1
750,000
(1)(3)
UBS Group AG,
1.364%,
01/30/2027 694,338
0.0
528,000
(1)(3)
UBS Group AG,
6.301%,
09/22/2034 553,000
0.0
253,000
(1)(3)
UBS Group AG,
9.250%,
12/31/2199 286,152
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
769,000
(1)(3)
UBS Group AG,
9.250%,
12/31/2199 $ 835,115
0.0
741,000
(3)
US Bancorp, 5.384%,
01/23/2030 744,465
0.0
884,000
(3)
US Bancorp, MTN,
4.967%,
07/22/2033 836,141
0.0
848,000
(3)
Wells Fargo & Co.,
5.389%,
04/24/2034 843,018
0.0
712,000
(3)
Wells Fargo & Co.,
5.499%,
01/23/2035 713,944
0.0
347,000
(3)
Wells Fargo & Co.,
MTN, 2.164%,
02/11/2026 336,690
0.0
385,000
(3)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 366,555
0.0
411,000
(3)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 405,864
0.0
1,103,000
(1)(2)
Westpac New
Zealand Ltd., 5.132%,
02/26/2027 1,103,465
0.1
407,000  Weyerhaeuser Co.,
4.750%,
05/15/2026 403,387
0.0
511,000  Willis North America,
Inc., 5.900%,
03/05/2054 517,724
0.0
200,411,453
8.9
Industrial : 2.3%
755,000  AGCO Corp., 5.450%,
03/21/2027 758,703
0.0
515,000  AGCO Corp., 5.800%,
03/21/2034 521,667
0.0
557,000  Avnet, Inc., 5.500%,
06/01/2032 539,317
0.0
648,000  Avnet, Inc., 6.250%,
03/15/2028 664,247
0.0
1,305,000
(1)
BAE Systems PLC,
5.125%,
03/26/2029 1,310,463
0.1
385,000
(1)
BAE Systems PLC,
5.250%,
03/26/2031 387,213
0.0
545,000
(1)
BAE Systems PLC,
5.500%,
03/26/2054 550,942
0.0
1,385,000
(2)
Berry Global, Inc.,
1.650%,
01/15/2027 1,258,182
0.1
199,000  Boeing Co., 3.850%,
11/01/2048 140,756
0.0
267,000  Boeing Co., 5.705%,
05/01/2040 255,753
0.0
736,000  Boeing Co., 5.930%,
05/01/2060 690,723
0.0
1,409,000  Burlington Northern
Santa Fe LLC, 3.900%,
08/01/2046 1,155,211
0.1
547,000  Burlington Northern
Santa Fe LLC, 5.200%,
04/15/2054 542,640
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
546,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 $ 490,016
0.0
210,000  Carrier Global Corp.,
2.722%,
02/15/2030 185,785
0.0
336,000  Carrier Global Corp.,
5.900%,
03/15/2034 353,289
0.0
433,000
(1)
CIMIC Finance USA
Pty Ltd., 7.000%,
03/25/2034 444,821
0.0
1,285,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 1,281,931
0.1
1,323,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 1,342,840
0.1
369,000  FedEx Corp., 4.550%,
04/01/2046 318,528
0.0
607,000  Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 619,555
0.0
1,383,000  HEICO Corp., 5.250%,
08/01/2028 1,392,039
0.1
1,621,000  Honeywell International,
Inc., 5.250%,
03/01/2054 1,637,144
0.1
469,000  Ingersoll Rand, Inc.,
5.400%,
08/14/2028 475,544
0.0
229,000
(2)
Ingersoll Rand, Inc.,
5.700%,
08/14/2033 235,014
0.0
588,000  John Deere Capital
Corp., 4.500%,
01/16/2029 582,494
0.0
2,185,000  John Deere Capital
Corp., MTN, 4.700%,
06/10/2030 2,174,769
0.1
719,000
(2)
John Deere Capital
Corp., MTN, 4.750%,
01/20/2028 720,854
0.0
1,550,000  John Deere Capital
Corp., MTN, 4.900%,
03/07/2031 1,551,199
0.1
636,000  L3Harris Technologies,
Inc., 5.050%,
06/01/2029 634,210
0.0
988,000  Lockheed Martin Corp.,
4.150%,
06/15/2053 834,720
0.0
452,000  Lockheed Martin Corp.,
4.750%,
02/15/2034 446,268
0.0
713,000  Lockheed Martin Corp.,
4.800%,
08/15/2034 705,475
0.0
763,000  Lockheed Martin Corp.,
5.200%,
02/15/2064 755,077
0.0
273,000  Lockheed Martin Corp.,
5.900%,
11/15/2063 299,448
0.0
540,000  Mohawk Industries, Inc.,
5.850%,
09/18/2028 556,210
0.0
339,000  Norfolk Southern Corp.,
2.550%,
11/01/2029 299,949
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
559,000  Norfolk Southern Corp.,
5.050%,
08/01/2030 $ 560,981
0.0
443,000  Norfolk Southern Corp.,
5.550%,
03/15/2034 461,077
0.0
1,513,000  Norfolk Southern Corp.,
5.950%,
03/15/2064 1,617,126
0.1
1,217,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.200%,
11/15/2025 1,136,055
0.1
1,562,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.700%,
06/15/2026 1,441,151
0.1
1,596,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 1,597,791
0.1
1,900,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 6.200%,
06/15/2030 1,976,800
0.1
1,571,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 1,420,386
0.1
2,177,000  Raytheon Technologies
Corp., 4.500%,
06/01/2042 1,943,891
0.1
15,000  Raytheon Technologies
Corp., 4.800%,
12/15/2043 13,684
0.0
658,000  Ryder System, Inc.,
6.300%,
12/01/2028 689,266
0.0
823,000  Ryder System, Inc.,
6.600%,
12/01/2033 893,075
0.1
1,008,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 1,013,128
0.1
1,006,000
(1)
Sealed Air Corp.,
1.573%,
10/15/2026 909,058
0.1
961,000
(1)
Smurfit Kappa
Treasury ULC, 5.200%,
01/15/2030 959,100
0.1
845,000
(1)
Smurfit Kappa
Treasury ULC, 5.438%,
04/03/2034 846,619
0.0
1,200,000
(1)
Smurfit Kappa
Treasury ULC, 5.777%,
04/03/2054 1,213,795
0.1
2,250,000
(1)
TTX Co., 3.600%,
01/15/2025 2,216,739
0.1
296,000  Union Pacific Corp.,
4.050%,
11/15/2045 243,932
0.0
260,000  Waste Management,
Inc., 2.000%,
06/01/2029 228,351
0.0
487,000  Waste Management,
Inc., 4.625%,
02/15/2030 484,959
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
334,000  Waste Management,
Inc., 4.875%,
02/15/2029 $ 337,334
0.0
989,000  Waste Management,
Inc., 4.875%,
02/15/2034 982,642
0.1
50,299,936
2.3
Technology : 1.7%
168,000  Apple, Inc., 4.650%,
02/23/2046 161,710
0.0
123,000
(1)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 115,351
0.0
606,000
(1)(2)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 563,908
0.0
1,629,000
(1)
Broadcom, Inc.,
2.450%,
02/15/2031 1,373,982
0.1
2,092,000
(1)
Broadcom, Inc.,
3.187%,
11/15/2036 1,665,746
0.1
3,542,000
(1)
Broadcom, Inc.,
4.926%,
05/15/2037 3,363,373
0.2
609,000  Concentrix Corp.,
6.600%,
08/02/2028 616,320
0.0
1,154,000  Concentrix Corp.,
6.850%,
08/02/2033 1,147,783
0.1
910,000
(1)
Constellation Software,
Inc./Canada, 5.158%,
02/16/2029 909,711
0.0
621,000  Dell International LLC
/ EMC Corp., 5.400%,
04/15/2034 622,693
0.0
372,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 376,937
0.0
934,000  Fiserv, Inc., 5.150%,
03/15/2027 937,743
0.1
707,000  HP, Inc., 2.650%,
06/17/2031 599,769
0.0
1,233,000  IBM International
Capital Pte Ltd.,
4.750%,
02/05/2031 1,210,893
0.1
1,260,000  IBM International
Capital Pte Ltd.,
5.250%,
02/05/2044 1,230,270
0.1
785,000  IBM International
Capital Pte Ltd.,
5.300%,
02/05/2054 767,108
0.0
443,000  Intel Corp., 2.800%,
08/12/2041 320,584
0.0
105,000  Intel Corp., 3.700%,
07/29/2025 102,946
0.0
39,000
(2)
Intel Corp., 5.200%,
02/10/2033 39,558
0.0
1,066,000  Intel Corp., 5.600%,
02/21/2054 1,086,932
0.1
504,000  Intel Corp., 5.700%,
02/10/2053 521,368
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
1,136,000  International Business
Machines Corp.,
3.500%,
05/15/2029 $ 1,070,316
0.1
1,825,000  Intuit, Inc., 5.125%,
09/15/2028 1,858,142
0.1
1,528,000  Intuit, Inc., 5.200%,
09/15/2033 1,556,964
0.1
1,986,000  Intuit, Inc., 5.500%,
09/15/2053 2,063,112
0.1
498,000  KLA Corp., 4.700%,
02/01/2034 490,497
0.0
748,000  KLA Corp., 5.250%,
07/15/2062 741,983
0.0
645,000
(2)
Marvell Technology,
Inc., 5.750%,
02/15/2029 660,680
0.0
586,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.250%,
05/11/2041 435,826
0.0
134,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.400%,
05/01/2030 121,668
0.0
233,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
5.000%,
01/15/2033 228,106
0.0
2,129,000  Oracle Corp., 2.300%,
03/25/2028 1,923,205
0.1
185,000  Oracle Corp., 2.800%,
04/01/2027 173,561
0.0
159,000  Oracle Corp., 2.950%,
05/15/2025 154,875
0.0
380,000  Oracle Corp., 3.250%,
11/15/2027 357,792
0.0
851,000  Oracle Corp., 3.600%,
04/01/2050 615,314
0.0
938,000  Oracle Corp., 3.650%,
03/25/2041 736,973
0.0
1,186,000  Oracle Corp., 3.800%,
11/15/2037 995,098
0.1
139,000  Oracle Corp., 3.850%,
07/15/2036 118,579
0.0
913,000  Oracle Corp., 3.850%,
04/01/2060 650,329
0.0
845,000  Oracle Corp., 3.950%,
03/25/2051 644,313
0.0
202,000  Oracle Corp., 4.300%,
07/08/2034 186,398
0.0
340,000  Oracle Corp., 6.900%,
11/09/2052 391,585
0.0
1,407,000  QUALCOMM, Inc.,
6.000%,
05/20/2053 1,574,643
0.1
308,000  Texas Instruments, Inc.,
3.875%,
03/15/2039 275,856
0.0
1,378,000  Texas Instruments, Inc.,
5.050%,
05/18/2063 1,343,129
0.1
37,103,629
1.7
Utilities : 3.8%
1,126,000
(1)
AEP Texas, Inc.,
3.850%,
10/01/2025 1,090,796
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
680,000  AEP Transmission
Co. LLC, 5.150%,
04/01/2034 $ 677,991
0.0
1,004,000  AES Corp., 1.375%,
01/15/2026 930,155
0.1
1,138,000  AES Corp., 2.450%,
01/15/2031 931,901
0.1
828,000
(1)
AES Corp., 3.950%,
07/15/2030 755,322
0.0
895,000  AES Corp., 5.450%,
06/01/2028 893,648
0.1
128,000  Alabama Power Co.,
3.750%,
03/01/2045 101,568
0.0
498,000  Alabama Power Co.,
5.850%,
11/15/2033 524,753
0.0
131,000  Alabama Power Co. A,
4.300%,
07/15/2048 111,555
0.0
665,000
(3)
Algonquin Power &
Utilities Corp., 5.365%,
06/15/2026 661,598
0.0
95,000
(1)
Alliant Energy
Finance LLC, 3.600%,
03/01/2032 83,766
0.0
1,043,000  Ameren Corp., 5.000%,
01/15/2029 1,037,910
0.1
472,000
(1)
American Transmission
Systems, Inc., 2.650%,
01/15/2032 391,816
0.0
1,294,000
(1)
American Transmission
Systems, Inc., 5.000%,
09/01/2044 1,173,680
0.1
627,000  American Water
Capital Corp., 5.150%,
03/01/2034 629,514
0.0
1,598,000  American Water
Capital Corp., 5.450%,
03/01/2054 1,613,160
0.1
241,000  Appalachian Power Co.
Y, 4.500%,
03/01/2049 195,442
0.0
156,000  Avangrid, Inc., 3.150%,
12/01/2024 153,363
0.0
304,000  Avangrid, Inc., 3.200%,
04/15/2025 296,278
0.0
783,000  Avangrid, Inc., 3.800%,
06/01/2029 734,691
0.0
548,000  Black Hills Corp.,
3.050%,
10/15/2029 491,769
0.0
505,000
(3)
CMS Energy Corp.,
3.750%,
12/01/2050 414,396
0.0
1,281,000
(3)
CMS Energy Corp.,
4.750%,
06/01/2050 1,181,330
0.1
147,000  Commonwealth
Edison Co., 5.900%,
03/15/2036 156,512
0.0
670,000  Consolidated Edison
Co. of New York, Inc.,
4.625%,
12/01/2054 586,907
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
376,000  Consolidated Edison
Co. of New York,
Inc. 05-A, 5.300%,
03/01/2035 $ 378,771
0.0
176,000
(3)
Dominion Energy, Inc.
C, 4.350%,
12/31/2199 165,645
0.0
2,099,000  DTE Energy Co.,
5.100%,
03/01/2029 2,091,493
0.1
381,000  Duke Energy Carolinas
LLC, 2.550%,
04/15/2031 329,336
0.0
124,000  Duke Energy Carolinas
LLC, 3.750%,
06/01/2045 96,805
0.0
1,118,000  Duke Energy Carolinas
LLC, 3.875%,
03/15/2046 888,441
0.0
885,000  Duke Energy Carolinas
LLC, 4.000%,
09/30/2042 737,569
0.0
67,000  Duke Energy Carolinas
LLC, 4.250%,
12/15/2041 57,773
0.0
949,000  Duke Energy Carolinas
LLC, 5.350%,
01/15/2053 937,016
0.1
130,000  Duke Energy Carolinas
LLC, 6.450%,
10/15/2032 141,863
0.0
48,000  Duke Energy Corp.,
3.150%,
08/15/2027 45,216
0.0
360,000
(3)
Duke Energy Corp.,
4.875%,
12/31/2199 357,761
0.0
875,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 734,575
0.0
400,000  Duke Energy Florida
LLC, 5.875%,
11/15/2033 422,896
0.0
217,000  Duke Energy Ohio, Inc.,
3.700%,
06/15/2046 167,390
0.0
114,000  Duke Energy Ohio, Inc.,
4.300%,
02/01/2049 95,164
0.0
450,000  Duke Energy Progress
LLC, 3.700%,
10/15/2046 347,685
0.0
187,000  Duke Energy Progress
LLC, 4.100%,
05/15/2042 158,159
0.0
175,000  Duke Energy Progress
LLC, 4.100%,
03/15/2043 145,992
0.0
1,173,000  Duke Energy Progress
LLC, 4.200%,
08/15/2045 980,427
0.1
456,000
(1)
Duquesne Light
Holdings, Inc., 2.532%,
10/01/2030 378,383
0.0
694,000  Entergy Arkansas LLC,
2.650%,
06/15/2051 423,014
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
418,000  Entergy Arkansas LLC,
4.200%,
04/01/2049 $ 347,144
0.0
1,528,000  Entergy Corp., 0.900%,
09/15/2025 1,432,892
0.1
700,000  Entergy Corp., 2.400%,
06/15/2031 581,884
0.0
392,000  Entergy Corp., 2.800%,
06/15/2030 342,870
0.0
272,000  Entergy Louisiana LLC,
5.350%,
03/15/2034 273,139
0.0
885,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 869,915
0.0
504,000  Essential Utilities, Inc.,
5.375%,
01/15/2034 501,682
0.0
1,022,000  Evergy Kansas
Central, Inc., 3.250%,
09/01/2049 706,169
0.0
357,000  Evergy Kansas
Central, Inc., 5.900%,
11/15/2033 374,689
0.0
1,241,000  Eversource Energy,
2.900%,
03/01/2027 1,167,120
0.1
374,000  Eversource Energy,
5.125%,
05/15/2033 366,645
0.0
749,000  Eversource Energy,
5.450%,
03/01/2028 758,618
0.0
625,000  Eversource Energy,
5.500%,
01/01/2034 625,492
0.0
816,000  Eversource Energy,
5.950%,
02/01/2029 842,383
0.0
1,282,000  Eversource Energy U,
1.400%,
08/15/2026 1,169,309
0.1
336,000  Exelon Corp., 4.950%,
06/15/2035 318,106
0.0
1,202,000  Exelon Corp., 5.150%,
03/15/2028 1,205,553
0.1
1,043,000  Exelon Corp., 5.150%,
03/15/2029 1,045,800
0.1
12,000  Florida Power &
Light Co., 2.875%,
12/04/2051 7,902
0.0
575,000  Florida Power &
Light Co., 4.625%,
05/15/2030 571,599
0.0
115,000  Florida Power &
Light Co., 5.400%,
09/01/2035 117,615
0.0
70,000  Florida Power &
Light Co., 5.650%,
02/01/2037 73,246
0.0
491,000  Georgia Power Co.,
4.650%,
05/16/2028 486,373
0.0
1,415,000  Georgia Power Co. A,
2.200%,
09/15/2024 1,392,618
0.1
114,000  Iberdrola International
BV, 5.810%,
03/15/2025 114,115
0.0
83,000  Indiana Michigan
Power Co., 3.850%,
05/15/2028 79,707
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
260,000  Indiana Michigan
Power Co., 5.625%,
04/01/2053 $ 262,837
0.0
104,000  Indiana Michigan
Power Co., 6.050%,
03/15/2037 109,095
0.0
2,384,000  Interstate Power and
Light Co., 3.250%,
12/01/2024 2,347,896
0.1
220,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 204,985
0.0
272,000
(1)
Jersey Central Power
& Light Co., 2.750%,
03/01/2032 226,685
0.0
2,634,000
(1)
Jersey Central Power
& Light Co., 4.300%,
01/15/2026 2,575,526
0.1
359,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 366,928
0.0
1,517,000
(1)
Liberty Utilities Co.,
5.869%,
01/31/2034 1,533,524
0.1
359,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 367,084
0.0
623,000
(1)
Metropolitan Edison
Co., 4.000%,
04/15/2025 607,321
0.0
52,000  MidAmerican
Energy Co., 4.800%,
09/15/2043 48,973
0.0
301,000  Mississippi Power Co.,
4.750%,
10/15/2041 261,878
0.0
2,647,000  Mississippi Power
Co. 12-A, 4.250%,
03/15/2042 2,257,156
0.1
942,000
(1)
Monongahela
Power Co., 3.550%,
05/15/2027 896,636
0.1
938,000
(1)
Monongahela
Power Co., 5.850%,
02/15/2034 964,017
0.1
177,000
(1)
Narragansett Electric
Co., 3.395%,
04/09/2030 161,700
0.0
1,264,000  National Grid PLC,
5.418%,
01/11/2034 1,255,638
0.1
1,401,000  National Rural Utilities
Cooperative Finance
Corp., 2.400%,
03/15/2030 1,215,968
0.1
704,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 598,895
0.0
119,000  National Rural Utilities
Cooperative Finance
Corp., 3.400%,
02/07/2028 112,930
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
150,000  National Rural Utilities
Cooperative Finance
Corp., 4.023%,
11/01/2032 $ 138,767
0.0
259,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 240,599
0.0
334,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 5.250%,
04/20/2046 326,934
0.0
598,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 622,554
0.0
1,062,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 8.489%,
(TSFR3M + 3.172%),
04/30/2043 1,061,859
0.1
607,000  National Rural Utilities
Cooperative Finance
Corp., GMTN, 5.000%,
02/07/2031 603,304
0.0
352,000  Nevada Power Co.,
6.000%,
03/15/2054 371,845
0.0
362,000
(1)
New York State Electric
& Gas Corp., 3.250%,
12/01/2026 340,501
0.0
1,110,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 1,016,709
0.1
1,142,000
(3)
NextEra Energy Capital
Holdings, Inc., 3.800%,
03/15/2082 1,041,768
0.1
906,000  NextEra Energy Capital
Holdings, Inc., 4.255%,
09/01/2024 900,063
0.1
175,000  NextEra Energy Capital
Holdings, Inc., 4.450%,
06/20/2025 172,929
0.0
1,109,000  NextEra Energy Capital
Holdings, Inc., 6.051%,
03/01/2025 1,113,569
0.1
631,000
(3)
NextEra Energy Capital
Holdings, Inc., 6.700%,
09/01/2054 634,638
0.0
983,000
(1)
Niagara Mohawk
Power Corp., 1.960%,
06/27/2030 812,178
0.0
966,000
(1)
Niagara Mohawk
Power Corp., 5.664%,
01/17/2054 961,915
0.1
494,000  NSTAR Electric Co.,
1.950%,
08/15/2031 399,859
0.0
117,000  Pacific Gas and
Electric Co., 3.250%,
06/01/2031 101,643
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
761,000  Pacific Gas and
Electric Co., 4.300%,
03/15/2045 $ 602,265
0.0
673,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 552,262
0.0
381,000  PacifiCorp, 4.100%,
02/01/2042 305,571
0.0
453,000
(1)
Pennsylvania
Electric Co., 5.150%,
03/30/2026 449,581
0.0
179,000  Public Service Co. of
Oklahoma K, 3.150%,
08/15/2051 120,072
0.0
49,000  Public Service Electric
and Gas Co., MTN,
3.000%,
05/15/2027 46,343
0.0
627,000  Public Service Electric
and Gas Co., MTN,
5.200%,
03/01/2034 634,671
0.0
1,389,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 1,149,476
0.1
1,995,000  Public Service
Enterprise Group, Inc.,
5.200%,
04/01/2029 1,997,512
0.1
861,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 882,212
0.0
902,000  San Diego Gas &
Electric Co., 4.950%,
08/15/2028 905,820
0.1
1,785,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 1,413,945
0.1
733,000  Southern Co., 5.113%,
08/01/2027 733,685
0.0
1,392,000
(3)
Southern Co. 21-A,
3.750%,
09/15/2051 1,303,094
0.1
358,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 353,920
0.0
1,410,000  Southwestern Electric
Power Co. N, 1.650%,
03/15/2026 1,315,805
0.1
545,000  Tampa Electric Co.,
4.350%,
05/15/2044 463,640
0.0
398,000  Virginia Electric and
Power Co. A, 3.800%,
04/01/2028 382,284
0.0
1,582,000  WEC Energy Group,
Inc., 1.375%,
10/15/2027 1,394,689
0.1
372,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 329,092
0.0
237,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 235,743
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
324,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 $ 324,706
0.0
810,000  Wisconsin Electric
Power Co., 1.700%,
06/15/2028 718,021
0.0
646,000  Wisconsin Power and
Light Co., 5.375%,
03/30/2034 650,563
0.0
86,176,058
3.8
Total Corporate Bonds/
Notes
(Cost $625,661,355)
614,512,191
27.4
U.S. GOVERNMENT AGENCY OBLIGATIONS : 21.2%
Federal Home Loan Mortgage Corporation : 2.2%
(4)
207,638
2.500
%,
05/01/2030 194,825
0.0
410,802
2.500
%,
05/01/2030 384,503
0.0
526,534
2.500
%,
06/01/2030 495,888
0.0
1,711,950
3.000
%,
03/01/2045 1,522,571
0.1
2,254,014
3.000
%,
03/01/2045 2,012,626
0.1
1,860,913
3.000
%,
04/01/2045 1,655,832
0.1
1,948,810
3.000
%,
04/01/2045 1,737,273
0.1
3,398,052
3.000
%,
10/01/2046 2,996,237
0.2
4,354,225
3.000
%,
10/01/2046 3,852,873
0.2
4,866,520
3.000
%,
03/01/2048 4,291,277
0.2
666,442
3.500
%,
08/01/2042 612,707
0.0
1,865,935
3.500
%,
03/01/2045 1,709,720
0.1
229,985
3.500
%,
04/01/2045 210,832
0.0
790,728
3.500
%,
05/01/2045 724,264
0.1
344,223
3.500
%,
06/01/2045 315,246
0.0
460,085
3.500
%,
07/01/2045 421,929
0.0
525,873
3.500
%,
07/01/2045 481,883
0.0
257,109
3.500
%,
08/01/2045 235,523
0.0
384,400
3.500
%,
08/01/2045 352,079
0.0
452,408
3.500
%,
08/01/2045 414,292
0.0
484,059
3.500
%,
08/01/2045 444,214
0.0
780,791
3.500
%,
08/01/2045 715,345
0.0
519,160
3.500
%,
09/01/2045 475,523
0.0
715,059
3.500
%,
09/01/2045 654,751
0.0
991,858
3.500
%,
11/01/2045 908,649
0.1
3,317,191
3.500
%,
12/01/2046 3,029,659
0.2
8,662,028
3.500
%,
03/01/2048 7,933,603
0.4
480,816
4.000
%,
10/01/2041 453,762
0.0
533,985
4.000
%,
12/01/2041 503,944
0.0
135,568
4.000
%,
07/01/2045 128,615
0.0
77,250
4.000
%,
09/01/2045 72,881
0.0
662,382
4.000
%,
09/01/2045 627,012
0.0
1,116,015
4.000
%,
09/01/2045 1,058,778
0.1
1,346,750
4.000
%,
09/01/2045 1,277,678
0.1
598,819
4.000
%,
05/01/2047 569,767
0.0
176,959
4.000
%,
11/01/2047 166,209
0.0
175,917
4.000
%,
03/01/2048 166,692
0.0
747,405
4.000
%,
06/01/2048 715,675
0.1
3,296
4.500
%,
06/01/2039 3,238
0.0
9,668
4.500
%,
09/01/2040 9,486
0.0
33,597
4.500
%,
03/01/2041 33,004
0.0
152,469
4.500
%,
08/01/2041 149,774
0.0
265,251
4.500
%,
08/01/2041 260,565
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
104,259
4.500
%,
09/01/2041 $ 102,417
0.0
125,360
4.500
%,
09/01/2041 123,145
0.0
254,935
4.500
%,
09/01/2041 250,431
0.0
677,633
4.500
%,
09/01/2041 665,656
0.0
9,519
5.000
%,
05/01/2028 9,467
0.0
52,403
5.000
%,
05/01/2035 52,765
0.0
145,899
5.000
%,
01/01/2041 145,726
0.0
82,125
5.000
%,
04/01/2041 81,364
0.0
1,507
(3)
5.250
%, (H15T1Y +
2.250%),
04/01/2032 1,512
0.0
209,967
(3)
5.494
%, (RFUCCT1Y +
1.732%),
06/01/2035 215,210
0.0
5,368
5.500
%,
03/01/2034 5,489
0.0
795
5.500
%,
05/01/2036 807
0.0
38,275
5.500
%,
06/01/2036 39,133
0.0
4,382
5.500
%,
12/01/2036 4,480
0.0
20,257
5.500
%,
03/01/2037 20,188
0.0
5,489
5.500
%,
04/01/2037 5,612
0.0
32,911
5.500
%,
05/01/2037 33,650
0.0
57,284
5.500
%,
07/01/2037 58,572
0.0
6,906
5.500
%,
09/01/2037 7,061
0.0
5,947
5.500
%,
10/01/2037 6,080
0.0
20,194
5.500
%,
11/01/2037 20,648
0.0
17,850
5.500
%,
12/01/2037 18,205
0.0
63,397
5.500
%,
12/01/2037 64,819
0.0
3,939
5.500
%,
01/01/2038 4,027
0.0
4,264
5.500
%,
01/01/2038 4,360
0.0
42,615
5.500
%,
02/01/2038 43,572
0.0
58,438
5.500
%,
02/01/2038 59,752
0.0
41,593
5.500
%,
03/01/2038 42,526
0.0
51,385
5.500
%,
04/01/2038 52,538
0.0
4,359
5.500
%,
05/01/2038 4,457
0.0
44,609
5.500
%,
05/01/2038 45,611
0.0
32,885
5.500
%,
06/01/2038 33,453
0.0
111,343
5.500
%,
06/01/2038 113,845
0.0
102,011
5.500
%,
07/01/2038 104,300
0.0
4,642
5.500
%,
08/01/2038 4,722
0.0
21,199
5.500
%,
08/01/2038 21,674
0.0
23,530
5.500
%,
09/01/2038 24,058
0.0
20,567
5.500
%,
10/01/2038 21,028
0.0
23,096
5.500
%,
10/01/2038 23,614
0.0
2,221
5.500
%,
11/01/2038 2,271
0.0
79,073
5.500
%,
11/01/2038 80,851
0.0
4,163
5.500
%,
12/01/2038 4,257
0.0
8,216
5.500
%,
12/01/2038 8,401
0.0
18,000
5.500
%,
01/01/2039 18,404
0.0
40,018
5.500
%,
03/01/2039 40,916
0.0
15,317
5.500
%,
07/01/2039 15,661
0.0
10,006
5.500
%,
12/01/2039 10,231
0.0
68,720
5.500
%,
03/01/2040 70,262
0.0
22,430
5.500
%,
08/01/2040 22,934
0.0
34,552
5.500
%,
08/01/2040 35,329
0.0
44,080
5.500
%,
08/01/2040 45,070
0.0
29,068
(3)
5.585
%, (RFUCCT1Y +
1.345%),
09/01/2035 29,443
0.0
129,946
6.000
%,
09/01/2027 131,292
0.0
3,338
6.000
%,
02/01/2029 3,403
0.0
4,048
6.000
%,
05/01/2035 4,181
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
181,413
6.000
%,
03/01/2037 $ 188,247
0.0
1,561
6.000
%,
05/01/2037 1,620
0.0
21,887
6.000
%,
07/01/2037 22,711
0.0
5,630
6.000
%,
08/01/2037 5,841
0.0
25,041
6.000
%,
08/01/2037 25,984
0.0
131,508
6.000
%,
09/01/2037 136,463
0.0
364
6.000
%,
10/01/2037 378
0.0
5,592
6.000
%,
11/01/2037 5,802
0.0
1,736
6.000
%,
12/01/2037 1,778
0.0
5,026
6.000
%,
12/01/2037 5,202
0.0
140,662
6.000
%,
01/01/2038 145,964
0.0
840
6.000
%,
04/01/2038 871
0.0
5,295
6.000
%,
06/01/2038 5,443
0.0
305
6.000
%,
07/01/2038 312
0.0
10,365
6.000
%,
08/01/2038 10,620
0.0
36,248
6.000
%,
11/01/2038 37,516
0.0
11,338
6.000
%,
05/01/2039 11,643
0.0
6,671
6.000
%,
08/01/2039 6,871
0.0
1,581
6.000
%,
09/01/2039 1,612
0.0
3,611
(3)
6.338
%, (H15T1Y +
2.250%),
11/01/2031 3,574
0.0
398,329
6.500
%,
09/01/2034 408,212
0.0
32,735
(3)
6.509
%, (H15T1Y +
2.436%),
01/01/2029 32,499
0.0
49,099,247
2.2
Federal National Mortgage Association : 0.0%
(4)
1,131
(3)
4.552
%, (ECOFC +
1.257%),
05/01/2036 1,110
0.0
6,254
(3)
4.585
%, (H15T1Y +
2.210%),
04/01/2032 6,202
0.0
6,906
(3)
5.116
%, (ECOFC +
1.927%),
12/01/2036 6,831
0.0
221,762
(3)
5.555
%, (H15T1Y +
1.805%),
08/01/2035 220,629
0.0
47,150
(3)
5.660
%, (RFUCCT1Y +
1.553%),
04/01/2035 46,968
0.0
21,345
(3)
5.691
%, (RFUCCT6M +
1.373%),
09/01/2035 21,146
0.0
10,273
(3)
5.718
%, (RFUCCT1Y +
1.471%),
08/01/2035 10,187
0.0
119,659
(3)
5.908
%, (RFUCCT1Y +
1.658%),
10/01/2035 119,542
0.0
39,876
(3)
5.999
%, (RFUCCT1Y +
1.642%),
02/01/2034 39,762
0.0
105,307
(3)
6.060
%, (RFUCCT1Y +
1.810%),
09/01/2034 106,227
0.0
972
(3)
6.109
%, (H15T1Y +
2.215%),
09/01/2031 966
0.0
17,469
(3)
6.175
%, (RFUCCT1Y +
1.675%),
02/01/2035 17,434
0.0
20,645
(3)
6.281
%, (12MTA +
1.200%),
08/01/2042 20,509
0.0
30,351
(3)
6.281
%, (12MTA +
1.200%),
08/01/2042 30,138
0.0
9,819
(3)
6.281
%, (12MTA +
1.200%),
10/01/2044 9,806
0.0
17,265
(3)
6.281
%, (12MTA +
1.200%),
10/01/2044 17,045
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal National Mortgage Association (continued)
55,451
(3)
6.300
%, (H15T1Y +
2.175%),
10/01/2035 $ 55,116
0.0
20,113
(3)
6.973
%, (RFUCCT1M +
1.473%),
02/01/2033 20,208
0.0
749,826
0.0
Government National Mortgage Association : 4.7%
1,132,059
2.500
%,
05/20/2051 965,742
0.1
3,915,442
2.500
%,
08/20/2051 3,339,160
0.2
3,189,673
2.500
%,
09/20/2051 2,719,872
0.1
1,646,143
2.500
%,
11/20/2051 1,403,512
0.1
3,340,654
2.500
%,
12/20/2051 2,847,215
0.1
5,364,574
2.500
%,
03/20/2052 4,570,735
0.2
14,999,547
2.500
%,
04/20/2052 12,779,934
0.6
22,933,468
2.500
%,
05/20/2052 19,540,978
0.9
12,321,858
3.000
%,
04/20/2045 11,085,607
0.5
885,403
3.000
%,
11/20/2051 781,108
0.0
966,386
3.000
%,
03/20/2052 849,511
0.0
13,265,000
(5)
3.000
%,
04/20/2054 11,699,837
0.5
1,834,519
3.500
%,
07/20/2046 1,647,055
0.1
260,541
3.500
%,
07/20/2047 240,617
0.0
4,223,411
3.500
%,
12/20/2047 3,882,406
0.2
2,374,079
3.500
%,
01/20/2048 2,187,332
0.1
5,182,543
3.500
%,
05/20/2050 4,763,499
0.2
332,549
4.000
%,
11/20/2040 319,892
0.0
613,310
4.000
%,
03/20/2046 583,137
0.0
5,309,807
4.000
%,
03/20/2053 4,969,559
0.2
13,391,500
(5)
4.000
%,
04/20/2054 12,532,373
0.6
531,296
4.500
%,
08/20/2041 523,740
0.0
241,087
4.500
%,
01/20/2047 237,730
0.0
1,617
5.000
%,
11/15/2035 1,620
0.0
3,486
5.000
%,
11/15/2035 3,467
0.0
4,153
5.000
%,
11/15/2035 4,184
0.0
11,717
5.000
%,
11/15/2035 11,656
0.0
12,977
5.000
%,
06/15/2037 12,931
0.0
27,039
5.000
%,
03/15/2038 26,907
0.0
62,859
5.000
%,
03/15/2038 63,573
0.0
2,273
5.000
%,
06/15/2038 2,256
0.0
801
5.000
%,
09/15/2038 805
0.0
7,939
5.000
%,
11/15/2038 8,019
0.0
27,200
5.000
%,
11/15/2038 27,509
0.0
7,015
5.000
%,
12/15/2038 7,095
0.0
39,970
5.000
%,
12/15/2038 40,399
0.0
575,343
5.000
%,
12/15/2038 581,884
0.0
38,603
5.000
%,
01/15/2039 39,042
0.0
67,192
5.000
%,
01/15/2039 67,501
0.0
417,645
5.000
%,
01/15/2039 420,695
0.0
17,143
5.000
%,
02/15/2039 17,295
0.0
38,825
5.000
%,
02/15/2039 39,266
0.0
58,759
5.000
%,
02/15/2039 59,332
0.0
1,440
5.000
%,
03/15/2039 1,455
0.0
45,496
5.000
%,
03/15/2039 45,951
0.0
47,394
5.000
%,
03/15/2039 47,868
0.0
76,804
5.000
%,
03/15/2039 77,573
0.0
46,857
5.000
%,
04/15/2039 47,390
0.0
366
5.000
%,
05/15/2039 365
0.0
28,682
5.000
%,
05/15/2039 28,970
0.0
63,203
5.000
%,
05/15/2039 63,835
0.0
41,652
5.000
%,
07/15/2039 42,121
0.0
29,256
5.000
%,
09/15/2039 29,390
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
7,946
5.000
%,
11/15/2039 $ 7,888
0.0
1,073
5.000
%,
04/15/2040 1,076
0.0
6,944
5.000
%,
06/15/2040 7,001
0.0
15,126
5.000
%,
09/15/2040 15,297
0.0
29,407
5.000
%,
10/15/2040 29,723
0.0
44,347
5.000
%,
05/15/2042 44,325
0.0
173,372
5.000
%,
02/20/2043 174,915
0.0
106,571,130
4.7
Uniform Mortgage-Backed Securities : 14.3%
3,680,305
2.000
%,
10/01/2050 2,933,735
0.1
6,437,626
2.000
%,
12/01/2050 5,134,136
0.2
931,866
2.000
%,
11/01/2051 749,560
0.0
2,572,932
2.000
%,
11/01/2051 2,071,401
0.1
5,838,346
2.000
%,
11/01/2051 4,633,016
0.2
4,663,183
2.000
%,
12/01/2051 3,700,072
0.2
6,008,167
2.000
%,
12/01/2051 4,801,277
0.2
1,738,225
2.000
%,
02/01/2052 1,397,009
0.1
3,247,972
2.000
%,
02/01/2052 2,614,416
0.1
29,850,694
2.000
%,
02/01/2052 23,770,146
1.1
7,566,933
2.000
%,
03/01/2052 5,997,587
0.3
762,179
2.500
%,
05/01/2030 717,684
0.0
1,117,683
2.500
%,
06/01/2030 1,053,030
0.1
1,488,350
2.500
%,
06/01/2030 1,400,711
0.1
634,409
2.500
%,
07/01/2030 597,050
0.0
5,508,882
2.500
%,
07/01/2050 4,599,496
0.2
17,138,347
2.500
%,
11/01/2050 14,477,291
0.7
7,427,203
2.500
%,
02/01/2051 6,157,031
0.3
9,390,015
2.500
%,
03/01/2051 7,818,960
0.4
4,391,830
2.500
%,
04/01/2051 3,654,390
0.2
8,889,815
2.500
%,
11/01/2051 7,410,451
0.3
3,386,075
2.500
%,
12/01/2051 2,839,560
0.1
4,281,911
2.500
%,
12/01/2051 3,604,932
0.2
4,606,237
2.500
%,
01/01/2052 3,866,156
0.2
2,438,066
2.500
%,
02/01/2052 2,059,529
0.1
3,829,415
2.500
%,
02/01/2052 3,192,809
0.2
4,026,022
2.500
%,
02/01/2052 3,389,442
0.2
4,407,913
2.500
%,
02/01/2052 3,654,691
0.2
4,412,153
2.500
%,
02/01/2052 3,678,692
0.2
5,774,550
2.500
%,
02/01/2052 4,824,165
0.2
1,610,732
3.000
%,
08/01/2030 1,539,070
0.1
806,419
3.000
%,
09/01/2030 768,657
0.1
714,316
3.000
%,
08/01/2043 638,083
0.0
1,218,304
3.000
%,
09/01/2043 1,088,410
0.1
4,455,826
3.000
%,
04/01/2045 3,967,356
0.2
2,765,025
3.000
%,
08/01/2046 2,441,995
0.1
263,977
3.000
%,
09/01/2046 232,492
0.0
5,613,396
3.000
%,
11/01/2046 4,943,877
0.2
3,716,359
3.000
%,
01/01/2047 3,257,973
0.2
2,287,315
3.000
%,
02/01/2052 1,991,776
0.1
4,030,515
3.000
%,
02/01/2052 3,525,416
0.2
5,284,396
3.000
%,
04/01/2052 4,599,435
0.2
3,568,560
3.000
%,
05/01/2052 3,106,054
0.2
9,084,119
3.000
%,
05/01/2052 7,873,484
0.4
5,417,325
3.000
%,
10/01/2052 4,665,319
0.2
394,609
3.500
%,
12/01/2041 363,685
0.0
70,836
3.500
%,
08/01/2042 65,220
0.0
363,337
3.500
%,
08/01/2042 333,528
0.0
280,077
3.500
%,
10/01/2042 257,574
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
474,313
3.500
%,
10/01/2042 $ 436,304
0.0
204,759
3.500
%,
03/01/2043 188,458
0.0
1,755,710
3.500
%,
01/01/2046 1,605,997
0.1
2,826,154
3.500
%,
02/01/2046 2,587,256
0.1
2,032,953
3.500
%,
08/01/2046 1,859,783
0.1
11,980,542
3.500
%,
08/01/2046 10,967,097
0.5
1,883,329
3.500
%,
09/01/2047 1,717,987
0.1
5,521,204
3.500
%,
07/01/2048 5,050,852
0.2
2,119,735
3.500
%,
02/01/2052 1,923,428
0.1
1,432
4.000
%,
05/01/2029 1,397
0.0
13,295
4.000
%,
11/01/2030 12,939
0.0
7,375
4.000
%,
02/01/2031 7,170
0.0
4,253
4.000
%,
10/01/2031 4,126
0.0
3,274,245
4.000
%,
12/01/2039 3,108,835
0.2
175,911
4.000
%,
07/01/2042 166,738
0.0
387,534
4.000
%,
07/01/2042 367,339
0.0
1,569,920
4.000
%,
07/01/2042 1,488,073
0.1
136,334
4.000
%,
08/01/2042 129,528
0.0
1,168,856
4.000
%,
08/01/2043 1,108,007
0.1
1,981,356
4.000
%,
09/01/2043 1,891,080
0.1
66,756
4.000
%,
10/01/2043 63,276
0.0
139,770
4.000
%,
10/01/2043 132,484
0.0
3,533,769
4.000
%,
01/01/2045 3,384,193
0.2
354,547
4.000
%,
06/01/2045 335,948
0.0
684,113
4.000
%,
07/01/2045 652,924
0.0
1,454,694
4.000
%,
07/01/2045 1,388,418
0.1
2,720,742
4.000
%,
02/01/2046 2,578,014
0.1
531,103
4.000
%,
06/01/2047 504,532
0.0
87,314
4.000
%,
03/01/2048 82,083
0.0
296,760
4.000
%,
03/01/2048 280,392
0.0
4,649,087
4.000
%,
06/01/2048 4,367,601
0.2
2,534,973
4.000
%,
09/01/2048 2,402,956
0.1
4,582,864
4.000
%,
05/01/2051 4,316,825
0.2
4,489,459
4.000
%,
05/01/2052 4,174,841
0.2
4,591,051
4.000
%,
08/01/2052 4,259,986
0.2
10,559,077
4.000
%,
11/01/2052 9,913,176
0.5
5,556
4.500
%,
10/01/2025 5,486
0.0
59,205
4.500
%,
07/01/2026 58,666
0.0
179,845
4.500
%,
04/01/2029 177,033
0.0
2,826
4.500
%,
06/01/2029 2,784
0.0
34,171
4.500
%,
06/01/2029 33,643
0.0
35,281
4.500
%,
07/01/2029 34,752
0.0
847
4.500
%,
10/01/2029 834
0.0
5,503
4.500
%,
06/01/2030 5,399
0.0
172,379
4.500
%,
10/01/2030 170,050
0.0
40,362
4.500
%,
02/01/2031 39,593
0.0
28,625
4.500
%,
05/01/2031 28,195
0.0
22,502
4.500
%,
10/01/2033 22,010
0.0
11,494
4.500
%,
01/01/2034 11,235
0.0
2,247
4.500
%,
07/01/2034 2,197
0.0
3,007
4.500
%,
09/01/2035 2,917
0.0
16,823
4.500
%,
09/01/2035 16,443
0.0
21,229
4.500
%,
11/01/2035 20,752
0.0
113,880
4.500
%,
02/01/2036 109,769
0.0
40,953
4.500
%,
01/01/2037 40,029
0.0
22,213
4.500
%,
09/01/2037 21,726
0.0
1,461
4.500
%,
02/01/2038 1,434
0.0
13,536
4.500
%,
01/01/2039 13,280
0.0
19,781
4.500
%,
02/01/2039 19,408
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
9,412
4.500
%,
04/01/2039 $ 9,228
0.0
24,494
4.500
%,
04/01/2039 24,024
0.0
44,963
4.500
%,
04/01/2039 43,712
0.0
303
4.500
%,
05/01/2039 298
0.0
2,654
4.500
%,
05/01/2039 2,604
0.0
8,685
4.500
%,
05/01/2039 8,521
0.0
43,012
4.500
%,
05/01/2039 42,199
0.0
46,055
4.500
%,
05/01/2039 45,185
0.0
54,114
4.500
%,
05/01/2039 53,093
0.0
584,834
4.500
%,
05/01/2039 573,791
0.0
4,179
4.500
%,
06/01/2039 4,100
0.0
73,585
4.500
%,
06/01/2039 72,195
0.0
9,918
4.500
%,
07/01/2039 9,731
0.0
15,874
4.500
%,
07/01/2039 15,516
0.0
32,256
4.500
%,
07/01/2039 31,637
0.0
35,137
4.500
%,
08/01/2039 34,474
0.0
37,842
4.500
%,
08/01/2039 36,876
0.0
68,925
4.500
%,
08/01/2039 67,624
0.0
122,501
4.500
%,
08/01/2039 120,188
0.0
130,723
4.500
%,
09/01/2039 127,513
0.0
105,800
4.500
%,
10/01/2039 103,801
0.0
6,397
4.500
%,
11/01/2039 6,276
0.0
54,789
4.500
%,
11/01/2039 53,754
0.0
3,337
4.500
%,
12/01/2039 3,274
0.0
6,321
4.500
%,
12/01/2039 6,202
0.0
3,209
4.500
%,
01/01/2040 3,148
0.0
230,613
4.500
%,
01/01/2040 225,826
0.0
55,200
4.500
%,
02/01/2040 54,157
0.0
105,712
4.500
%,
02/01/2040 103,715
0.0
33,326
4.500
%,
04/01/2040 32,697
0.0
340,918
4.500
%,
04/01/2040 334,475
0.0
32,471
4.500
%,
05/01/2040 31,864
0.0
161,334
4.500
%,
05/01/2040 158,040
0.0
2,322
4.500
%,
06/01/2040 2,278
0.0
23,190
4.500
%,
06/01/2040 22,752
0.0
39,043
4.500
%,
06/01/2040 38,305
0.0
70,704
4.500
%,
06/01/2040 69,369
0.0
171,634
4.500
%,
06/01/2040 168,393
0.0
11,728
4.500
%,
07/01/2040 11,506
0.0
50,782
4.500
%,
07/01/2040 49,823
0.0
77,452
4.500
%,
07/01/2040 75,988
0.0
1,344
4.500
%,
08/01/2040 1,318
0.0
2,932
4.500
%,
08/01/2040 2,876
0.0
16,574
4.500
%,
08/01/2040 16,261
0.0
25,377
4.500
%,
08/01/2040 24,898
0.0
44,138
4.500
%,
08/01/2040 43,304
0.0
45,625
4.500
%,
08/01/2040 44,763
0.0
51,781
4.500
%,
08/01/2040 50,214
0.0
8,601
4.500
%,
09/01/2040 8,439
0.0
10,713
4.500
%,
09/01/2040 10,510
0.0
11,986
4.500
%,
09/01/2040 11,657
0.0
17,405
4.500
%,
09/01/2040 17,076
0.0
18,192
4.500
%,
09/01/2040 17,848
0.0
71,820
4.500
%,
09/01/2040 70,463
0.0
135,967
4.500
%,
09/01/2040 133,399
0.0
16,978
4.500
%,
10/01/2040 16,657
0.0
19,128
4.500
%,
10/01/2040 18,767
0.0
53,481
4.500
%,
10/01/2040 52,167
0.0
91,996
4.500
%,
10/01/2040 90,258
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
104,447
4.500
%,
10/01/2040 $ 102,474
0.0
27,865
4.500
%,
11/01/2040 27,338
0.0
32,623
4.500
%,
11/01/2040 32,006
0.0
232,300
4.500
%,
11/01/2040 227,911
0.0
267,504
4.500
%,
11/01/2040 259,412
0.0
654,254
4.500
%,
11/01/2040 641,894
0.0
1,940
4.500
%,
12/01/2040 1,904
0.0
11,378
4.500
%,
12/01/2040 11,098
0.0
14,833
4.500
%,
12/01/2040 14,553
0.0
16,131
4.500
%,
12/01/2040 15,826
0.0
22,280
4.500
%,
12/01/2040 21,859
0.0
27,851
4.500
%,
12/01/2040 27,324
0.0
66,572
4.500
%,
12/01/2040 65,315
0.0
67,845
4.500
%,
12/01/2040 66,563
0.0
134,506
4.500
%,
12/01/2040 131,964
0.0
11,624
4.500
%,
01/01/2041 11,404
0.0
26,253
4.500
%,
01/01/2041 25,757
0.0
79,938
4.500
%,
01/01/2041 77,747
0.0
144,243
4.500
%,
01/01/2041 141,517
0.0
321,686
4.500
%,
01/01/2041 315,609
0.0
14,434
4.500
%,
02/01/2041 14,161
0.0
36,437
4.500
%,
02/01/2041 35,748
0.0
48,239
4.500
%,
02/01/2041 47,328
0.0
51,709
4.500
%,
02/01/2041 50,732
0.0
53,932
4.500
%,
02/01/2041 52,300
0.0
2,750
4.500
%,
03/01/2041 2,698
0.0
10,766
4.500
%,
03/01/2041 10,449
0.0
13,415
4.500
%,
03/01/2041 13,162
0.0
17,163
4.500
%,
03/01/2041 16,838
0.0
24,853
4.500
%,
03/01/2041 24,384
0.0
33,181
4.500
%,
03/01/2041 32,554
0.0
51,983
4.500
%,
03/01/2041 51,002
0.0
68,123
4.500
%,
03/01/2041 66,837
0.0
113,124
4.500
%,
03/01/2041 110,021
0.0
3,317
4.500
%,
04/01/2041 3,254
0.0
15,025
4.500
%,
04/01/2041 14,565
0.0
25,341
4.500
%,
04/01/2041 24,862
0.0
69,245
4.500
%,
04/01/2041 67,356
0.0
140,946
4.500
%,
04/01/2041 138,283
0.0
259,521
4.500
%,
04/01/2041 254,618
0.0
2,328
4.500
%,
05/01/2041 2,284
0.0
4,863
4.500
%,
05/01/2041 4,771
0.0
10,721
4.500
%,
05/01/2041 10,518
0.0
12,915
4.500
%,
05/01/2041 12,671
0.0
17,135
4.500
%,
05/01/2041 16,811
0.0
134,577
4.500
%,
05/01/2041 132,060
0.0
140,973
4.500
%,
05/01/2041 138,310
0.0
161,353
4.500
%,
05/01/2041 158,305
0.0
246,110
4.500
%,
05/01/2041 241,457
0.0
9,395
4.500
%,
06/01/2041 9,218
0.0
45,600
4.500
%,
06/01/2041 44,737
0.0
170,352
4.500
%,
06/01/2041 167,132
0.0
1,541
4.500
%,
07/01/2041 1,499
0.0
2,678
4.500
%,
07/01/2041 2,627
0.0
8,008
4.500
%,
07/01/2041 7,857
0.0
16,386
4.500
%,
07/01/2041 16,079
0.0
30,928
4.500
%,
07/01/2041 30,080
0.0
73,498
4.500
%,
07/01/2041 72,109
0.0
128,254
4.500
%,
07/01/2041 125,830
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
12,056
4.500
%,
08/01/2041 $ 11,828
0.0
20,180
4.500
%,
08/01/2041 19,600
0.0
40,596
4.500
%,
08/01/2041 39,529
0.0
66,290
4.500
%,
08/01/2041 65,038
0.0
83,820
4.500
%,
08/01/2041 82,237
0.0
109,245
4.500
%,
08/01/2041 106,138
0.0
121,778
4.500
%,
08/01/2041 118,093
0.0
149,331
4.500
%,
08/01/2041 146,509
0.0
3,321
4.500
%,
09/01/2041 3,258
0.0
8,526
4.500
%,
09/01/2041 8,365
0.0
41,686
4.500
%,
09/01/2041 40,898
0.0
388,457
4.500
%,
09/01/2041 381,112
0.0
14,776
4.500
%,
10/01/2041 14,497
0.0
23,203
4.500
%,
10/01/2041 22,764
0.0
41,486
4.500
%,
10/01/2041 40,347
0.0
81,222
4.500
%,
10/01/2041 79,687
0.0
146,442
4.500
%,
10/01/2041 143,673
0.0
186,165
4.500
%,
10/01/2041 182,647
0.0
399,163
4.500
%,
10/01/2041 391,614
0.0
809,400
4.500
%,
10/01/2041 794,092
0.1
2,450
4.500
%,
11/01/2041 2,404
0.0
195,616
4.500
%,
11/01/2041 191,919
0.0
170,337
4.500
%,
12/01/2041 166,152
0.0
436,752
4.500
%,
12/01/2041 428,493
0.0
7,923
4.500
%,
01/01/2042 7,773
0.0
10,715
4.500
%,
01/01/2042 10,423
0.0
18,665
4.500
%,
01/01/2042 18,312
0.0
31,816
4.500
%,
03/01/2042 31,149
0.0
25,888
4.500
%,
04/01/2042 25,010
0.0
10,753
4.500
%,
06/01/2042 10,532
0.0
4,438
4.500
%,
08/01/2042 4,355
0.0
3,911
4.500
%,
09/01/2042 3,774
0.0
6,212
4.500
%,
01/01/2043 6,007
0.0
4,132
4.500
%,
12/01/2043 4,034
0.0
41,293
4.500
%,
04/01/2047 40,273
0.0
19,868
4.500
%,
05/01/2047 19,324
0.0
45,848
4.500
%,
06/01/2047 44,578
0.0
66,684
4.500
%,
06/01/2047 64,838
0.0
63,192
4.500
%,
07/01/2047 61,697
0.0
234,833
4.500
%,
07/01/2047 227,969
0.0
15,761
4.500
%,
08/01/2047 15,293
0.0
5,491,970
4.500
%,
10/01/2052 5,231,762
0.2
9,059
5.000
%,
04/01/2026 8,972
0.0
10,960
5.000
%,
05/01/2026 10,854
0.0
10,703
5.000
%,
08/01/2027 10,607
0.0
6,026
5.000
%,
04/01/2028 5,986
0.0
4,777,953
5.000
%,
05/01/2042 4,804,934
0.2
622,125
5.000
%,
09/01/2052 607,732
0.0
31,519,913
5.000
%,
10/01/2052 30,788,278
1.4
1,315
5.500
%,
07/01/2026 1,308
0.0
1,657
5.500
%,
12/01/2027 1,657
0.0
8,140
5.500
%,
04/01/2028 8,122
0.0
2,393
5.500
%,
08/01/2028 2,396
0.0
3,430
5.500
%,
01/01/2029 3,416
0.0
27,665
5.500
%,
10/01/2029 27,733
0.0
30,763
5.500
%,
04/01/2033 30,838
0.0
10,648
5.500
%,
10/01/2033 10,873
0.0
472
5.500
%,
11/01/2033 479
0.0
1,901
5.500
%,
11/01/2033 1,922
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
3,154
5.500
%,
11/01/2033 $ 3,221
0.0
3,527
5.500
%,
11/01/2033 3,569
0.0
763
5.500
%,
12/01/2033 779
0.0
9,224
5.500
%,
12/01/2033 9,419
0.0
24,255
5.500
%,
12/01/2033 24,768
0.0
55,555
5.500
%,
12/01/2033 56,730
0.0
164,357
5.500
%,
12/01/2033 166,137
0.0
220
5.500
%,
01/01/2034 221
0.0
3,133
5.500
%,
01/01/2034 3,149
0.0
7,746
5.500
%,
01/01/2034 7,910
0.0
13,230
5.500
%,
01/01/2034 13,476
0.0
59,951
5.500
%,
01/01/2034 61,219
0.0
2,513
5.500
%,
06/01/2034 2,566
0.0
4,206
5.500
%,
11/01/2034 4,231
0.0
24,851
5.500
%,
11/01/2034 25,377
0.0
507
5.500
%,
12/01/2034 518
0.0
7,377
5.500
%,
01/01/2035 7,533
0.0
15,265
5.500
%,
01/01/2035 15,588
0.0
20,090
5.500
%,
01/01/2035 20,411
0.0
5,645
5.500
%,
02/01/2035 5,736
0.0
708,816
5.500
%,
02/01/2035 723,819
0.0
4,442
5.500
%,
07/01/2035 4,536
0.0
383,745
5.500
%,
08/01/2035 391,855
0.0
1,544
5.500
%,
10/01/2035 1,604
0.0
289
5.500
%,
11/01/2035 292
0.0
26,821
5.500
%,
11/01/2035 27,389
0.0
406
5.500
%,
12/01/2035 414
0.0
428
5.500
%,
12/01/2035 435
0.0
6,678
5.500
%,
12/01/2035 6,819
0.0
63,418
5.500
%,
12/01/2035 64,759
0.0
4,796
5.500
%,
01/01/2036 4,897
0.0
41,642
5.500
%,
01/01/2036 42,525
0.0
380
5.500
%,
02/01/2036 386
0.0
6,171
5.500
%,
04/01/2036 6,301
0.0
494,882
5.500
%,
07/01/2036 505,357
0.0
381
5.500
%,
08/01/2036 389
0.0
24,663
5.500
%,
09/01/2036 25,185
0.0
41,611
5.500
%,
09/01/2036 42,490
0.0
620
5.500
%,
12/01/2036 633
0.0
955
5.500
%,
12/01/2036 975
0.0
66,511
5.500
%,
12/01/2036 67,918
0.0
67,596
5.500
%,
12/01/2036 68,852
0.0
6,582
5.500
%,
01/01/2037 6,721
0.0
36,675
5.500
%,
01/01/2037 37,452
0.0
54,157
5.500
%,
02/01/2037 55,304
0.0
142,685
5.500
%,
03/01/2037 144,617
0.0
6,242
5.500
%,
04/01/2037 6,374
0.0
470
5.500
%,
05/01/2037 480
0.0
1,222
5.500
%,
05/01/2037 1,238
0.0
6,798
5.500
%,
05/01/2037 6,941
0.0
12,559
5.500
%,
05/01/2037 12,825
0.0
12,870
5.500
%,
06/01/2037 13,143
0.0
28,962
5.500
%,
06/01/2037 29,575
0.0
14,221
5.500
%,
07/01/2037 14,375
0.0
8,022
5.500
%,
08/01/2037 8,192
0.0
21,514
5.500
%,
08/01/2037 21,970
0.0
23,047
5.500
%,
08/01/2037 23,535
0.0
57,057
5.500
%,
09/01/2037 58,267
0.0
380
5.500
%,
11/01/2037 388
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
198,828
5.500
%,
01/01/2038 $ 203,038
0.0
379
5.500
%,
02/01/2038 387
0.0
634
5.500
%,
02/01/2038 647
0.0
3,517
5.500
%,
03/01/2038 3,591
0.0
182,775
5.500
%,
03/01/2038 186,654
0.0
335
5.500
%,
04/01/2038 342
0.0
8,311
5.500
%,
04/01/2038 8,444
0.0
26,973
5.500
%,
04/01/2038 27,545
0.0
1,545
5.500
%,
05/01/2038 1,578
0.0
4,961
5.500
%,
05/01/2038 5,070
0.0
49,988
5.500
%,
05/01/2038 50,788
0.0
11,083
5.500
%,
06/01/2038 11,318
0.0
45,351
5.500
%,
06/01/2038 46,313
0.0
927,631
5.500
%,
06/01/2038 947,303
0.1
208
5.500
%,
07/01/2038 212
0.0
21,623
5.500
%,
07/01/2038 22,081
0.0
24,523
5.500
%,
07/01/2038 25,043
0.0
25,826
5.500
%,
07/01/2038 26,373
0.0
5,937
5.500
%,
08/01/2038 6,063
0.0
12,393
5.500
%,
08/01/2038 12,656
0.0
35,522
5.500
%,
08/01/2038 36,183
0.0
29,735
5.500
%,
11/01/2038 30,392
0.0
101,642
5.500
%,
11/01/2038 103,798
0.0
108
5.500
%,
12/01/2038 110
0.0
17,685
5.500
%,
12/01/2038 18,077
0.0
28,310
5.500
%,
01/01/2039 28,910
0.0
54,053
5.500
%,
01/01/2039 55,199
0.0
183,080
5.500
%,
01/01/2039 186,964
0.0
10,423
5.500
%,
03/01/2039 10,644
0.0
95,481
5.500
%,
06/01/2039 97,506
0.0
167,403
5.500
%,
06/01/2039 170,952
0.0
9,269
5.500
%,
07/01/2041 9,466
0.0
184,333
5.500
%,
09/01/2041 188,237
0.0
30,389
6.000
%,
11/01/2028 30,766
0.0
182
6.000
%,
04/01/2031 186
0.0
196
6.000
%,
01/01/2032 199
0.0
421
6.000
%,
11/01/2032 425
0.0
443
6.000
%,
11/01/2032 452
0.0
26,477
6.000
%,
01/01/2033 27,297
0.0
1,843
6.000
%,
09/01/2033 1,879
0.0
310
6.000
%,
01/01/2034 319
0.0
21,314
6.000
%,
06/01/2035 21,764
0.0
3,143
6.000
%,
07/01/2035 3,241
0.0
4,207
6.000
%,
07/01/2035 4,278
0.0
5,119
6.000
%,
07/01/2035 5,234
0.0
6,364
6.000
%,
07/01/2035 6,595
0.0
337
6.000
%,
10/01/2035 342
0.0
889
6.000
%,
10/01/2035 897
0.0
28,449
6.000
%,
11/01/2035 29,389
0.0
2,029
6.000
%,
12/01/2035 2,063
0.0
24,231
6.000
%,
12/01/2035 25,112
0.0
176,637
6.000
%,
12/01/2035 179,681
0.0
3,811
6.000
%,
01/01/2036 3,905
0.0
18,733
6.000
%,
02/01/2036 19,414
0.0
27,021
6.000
%,
02/01/2036 28,003
0.0
14,782
6.000
%,
03/01/2036 15,239
0.0
18,365
6.000
%,
03/01/2036 19,213
0.0
10,216
6.000
%,
04/01/2036 10,586
0.0
21,890
6.000
%,
04/01/2036 22,683
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
7,548
6.000
%,
05/01/2036 $ 7,710
0.0
309
6.000
%,
06/01/2036 318
0.0
1,672
6.000
%,
06/01/2036 1,712
0.0
1,114
6.000
%,
07/01/2036 1,139
0.0
2,349
6.000
%,
07/01/2036 2,391
0.0
10,326
6.000
%,
07/01/2036 10,567
0.0
39,418
6.000
%,
07/01/2036 40,851
0.0
1,283
6.000
%,
08/01/2036 1,305
0.0
2,011
6.000
%,
08/01/2036 2,084
0.0
10,377
6.000
%,
08/01/2036 10,754
0.0
11,424
6.000
%,
08/01/2036 11,716
0.0
105,154
6.000
%,
08/01/2036 107,982
0.0
294,843
6.000
%,
08/01/2036 302,381
0.0
72
6.000
%,
09/01/2036 73
0.0
7,700
6.000
%,
09/01/2036 7,980
0.0
8,028
6.000
%,
09/01/2036 8,220
0.0
11,460
6.000
%,
09/01/2036 11,721
0.0
13,780
6.000
%,
09/01/2036 14,085
0.0
29,801
6.000
%,
09/01/2036 30,880
0.0
51,846
6.000
%,
09/01/2036 52,707
0.0
2,106
6.000
%,
10/01/2036 2,139
0.0
7,240
6.000
%,
10/01/2036 7,369
0.0
9,317
6.000
%,
10/01/2036 9,655
0.0
17,911
6.000
%,
10/01/2036 18,540
0.0
21,940
6.000
%,
10/01/2036 22,739
0.0
22,424
6.000
%,
10/01/2036 23,238
0.0
8,423
6.000
%,
11/01/2036 8,707
0.0
14,038
6.000
%,
11/01/2036 14,258
0.0
20,220
6.000
%,
11/01/2036 20,953
0.0
1,286
6.000
%,
12/01/2036 1,319
0.0
2,037
6.000
%,
12/01/2036 2,111
0.0
3,074
6.000
%,
12/01/2036 3,157
0.0
12,755
6.000
%,
12/01/2036 13,009
0.0
22,457
6.000
%,
12/01/2036 23,274
0.0
196
6.000
%,
01/01/2037 199
0.0
346
6.000
%,
01/01/2037 359
0.0
6,565
6.000
%,
01/01/2037 6,803
0.0
9,853
6.000
%,
01/01/2037 10,007
0.0
7,103
6.000
%,
02/01/2037 7,284
0.0
8,701
6.000
%,
02/01/2037 9,018
0.0
48,179
6.000
%,
02/01/2037 49,929
0.0
343
6.000
%,
03/01/2037 354
0.0
4,259
6.000
%,
03/01/2037 4,344
0.0
4,354
6.000
%,
03/01/2037 4,512
0.0
6,866
6.000
%,
03/01/2037 7,003
0.0
10,068
6.000
%,
03/01/2037 10,434
0.0
77,459
6.000
%,
03/01/2037 80,282
0.0
603
6.000
%,
04/01/2037 615
0.0
687
6.000
%,
04/01/2037 699
0.0
1,139
6.000
%,
04/01/2037 1,180
0.0
1,996
6.000
%,
04/01/2037 2,054
0.0
4,937
6.000
%,
04/01/2037 5,116
0.0
8,933
6.000
%,
04/01/2037 9,258
0.0
11,655
6.000
%,
04/01/2037 12,055
0.0
13,101
6.000
%,
04/01/2037 13,407
0.0
15,379
6.000
%,
04/01/2037 15,939
0.0
19,478
6.000
%,
04/01/2037 19,844
0.0
25,648
6.000
%,
04/01/2037 26,159
0.0
34,435
6.000
%,
04/01/2037 35,746
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
62,114
6.000
%,
04/01/2037 $ 64,371
0.0
536
6.000
%,
05/01/2037 549
0.0
4,586
6.000
%,
05/01/2037 4,753
0.0
5,211
6.000
%,
05/01/2037 5,323
0.0
6,911
6.000
%,
05/01/2037 7,020
0.0
10,013
6.000
%,
05/01/2037 10,174
0.0
9,833
6.000
%,
05/01/2037 10,191
0.0
12,182
6.000
%,
05/01/2037 12,384
0.0
12,775
6.000
%,
05/01/2037 12,994
0.0
18,964
6.000
%,
05/01/2037 19,653
0.0
48,277
6.000
%,
05/01/2037 50,033
0.0
3,282
6.000
%,
06/01/2037 3,407
0.0
3,426
6.000
%,
06/01/2037 3,503
0.0
3,816
6.000
%,
06/01/2037 3,955
0.0
4,610
6.000
%,
06/01/2037 4,682
0.0
22,316
6.000
%,
06/01/2037 22,666
0.0
33,592
6.000
%,
06/01/2037 34,815
0.0
2,172
6.000
%,
07/01/2037 2,245
0.0
4,350
6.000
%,
07/01/2037 4,508
0.0
4,623
6.000
%,
07/01/2037 4,820
0.0
4,951
6.000
%,
07/01/2037 5,029
0.0
5,471
6.000
%,
07/01/2037 5,521
0.0
6,017
6.000
%,
07/01/2037 6,153
0.0
12,057
6.000
%,
07/01/2037 12,328
0.0
29,256
6.000
%,
07/01/2037 29,916
0.0
31,008
6.000
%,
07/01/2037 32,137
0.0
4,018
6.000
%,
08/01/2037 4,164
0.0
5,421
6.000
%,
08/01/2037 5,544
0.0
7,091
6.000
%,
08/01/2037 7,229
0.0
8,132
6.000
%,
08/01/2037 8,260
0.0
11,229
6.000
%,
08/01/2037 11,637
0.0
15,869
6.000
%,
08/01/2037 16,185
0.0
26,833
6.000
%,
08/01/2037 27,810
0.0
32,829
6.000
%,
08/01/2037 33,375
0.0
495
6.000
%,
09/01/2037 508
0.0
1,326
6.000
%,
09/01/2037 1,374
0.0
5,209
6.000
%,
09/01/2037 5,300
0.0
9,078
6.000
%,
09/01/2037 9,408
0.0
56,744
6.000
%,
09/01/2037 58,809
0.0
143,505
6.000
%,
09/01/2037 148,729
0.0
554
6.000
%,
10/01/2037 567
0.0
18,971
6.000
%,
10/01/2037 19,659
0.0
579
6.000
%,
11/01/2037 601
0.0
20,762
6.000
%,
11/01/2037 21,515
0.0
29,264
6.000
%,
11/01/2037 30,325
0.0
878
6.000
%,
12/01/2037 910
0.0
16,412
6.000
%,
12/01/2037 17,008
0.0
32,896
6.000
%,
12/01/2037 33,915
0.0
37,457
6.000
%,
12/01/2037 38,820
0.0
15,325
6.000
%,
02/01/2038 15,839
0.0
52,825
6.000
%,
02/01/2038 54,001
0.0
72,732
6.000
%,
02/01/2038 75,179
0.0
668
6.000
%,
03/01/2038 686
0.0
3,611
6.000
%,
03/01/2038 3,675
0.0
16,197
6.000
%,
03/01/2038 16,784
0.0
1,975
6.000
%,
05/01/2038 2,047
0.0
44,583
6.000
%,
05/01/2038 46,204
0.0
6,597
6.000
%,
06/01/2038 6,837
0.0
24,540
6.000
%,
07/01/2038 25,431
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
62,475
6.000
%,
07/01/2038 $ 64,408
0.0
756
6.000
%,
08/01/2038 784
0.0
3,082
6.000
%,
09/01/2038 3,151
0.0
3,978
6.000
%,
09/01/2038 4,122
0.0
13,562
6.000
%,
09/01/2038 13,924
0.0
14,243
6.000
%,
09/01/2038 14,723
0.0
333
6.000
%,
10/01/2038 338
0.0
1,131
6.000
%,
10/01/2038 1,172
0.0
7,566
6.000
%,
10/01/2038 7,842
0.0
8,320
6.000
%,
10/01/2038 8,623
0.0
10,939
6.000
%,
10/01/2038 11,111
0.0
18,140
6.000
%,
10/01/2038 18,800
0.0
414
6.000
%,
11/01/2038 428
0.0
1,050
6.000
%,
11/01/2038 1,071
0.0
81,391
6.000
%,
11/01/2038 83,806
0.0
785
6.000
%,
12/01/2038 804
0.0
11,084
6.000
%,
12/01/2038 11,403
0.0
40,392
6.000
%,
12/01/2038 41,862
0.0
801
6.000
%,
10/01/2039 830
0.0
10,302
6.000
%,
10/01/2039 10,677
0.0
242,897
6.000
%,
02/01/2040 251,744
0.0
9,901
6.000
%,
04/01/2040 10,261
0.0
70,553
6.000
%,
09/01/2040 72,150
0.0
105,361
6.000
%,
10/01/2040 109,197
0.0
153,590
6.000
%,
05/01/2041 159,181
0.0
606
6.500
%,
04/01/2027 619
0.0
265
6.500
%,
02/01/2028 271
0.0
4,301
6.500
%,
01/01/2032 4,431
0.0
4,181
6.500
%,
04/01/2032 4,291
0.0
3,200
6.500
%,
10/01/2032 3,281
0.0
10,470
6.500
%,
10/01/2032 10,826
0.0
3,308
6.500
%,
03/01/2038 3,493
0.0
74
7.000
%,
08/01/2025 77
0.0
1,261
7.000
%,
03/01/2026 1,300
0.0
340
7.000
%,
12/01/2027 350
0.0
136,399
7.000
%,
03/01/2038 140,703
0.0
390,283
7.000
%,
04/01/2038 403,120
0.0
4,629
7.500
%,
09/01/2031 4,700
0.0
319,917,434
14.3
Total U.S. Government
Agency Obligations
(Cost $503,928,021)
476,337,637
21.2
COLLATERALIZED MORTGAGE OBLIGATIONS : 14.1%
649,581
(3)
Alternative Loan Trust
2005-53T2 2A6,
5.944%, (TSFR1M +
0.614%),
11/25/2035 355,167
0.0
947,495  Alternative Loan Trust
2005-65CB 2A4,
5.500%,
12/25/2035 661,960
0.0
1,096,787  Alternative Loan
Trust 2005-6CB 1A3,
5.250%,
04/25/2035 905,260
0.0
184,465
(3)(6)
Alternative Loan Trust
2005-J3 2A2, 10.196%,
(-1.000*TSFR1M +
4.886%),
05/25/2035 6,142
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,114,961  Alternative Loan Trust
2006-13T1 A9, 6.000%,
05/25/2036 $ 554,623
0.0
1,479,369
(3)
Alternative Loan
Trust 2007-23CB A3,
5.944%, (TSFR1M +
0.614%),
09/25/2037 580,721
0.0
67,488  Banc of America
Funding Trust 2007-
8 4A1, 6.000%,
08/25/2037 52,641
0.0
1,281,532
(1)(3)
Bayview MSR
Opportunity Master
Fund Trust 2022-2 AF,
5.000%, (SOFR30A +
0.850%),
12/25/2051 1,190,849
0.1
279,233
(3)
Bear Stearns ALT-A
Trust 2005-10 22A1,
5.211%,
01/25/2036 258,617
0.0
186,002
(3)
Bear Stearns ALT-A
Trust 2005-4 23A1,
5.138%,
05/25/2035 175,081
0.0
722,026
(3)
Bear Stearns ALT-A
Trust 2006-6 31A1,
4.333%,
11/25/2036 401,251
0.0
829,074
(3)
Bear Stearns ALT-A
Trust 2006-6 32A1,
4.576%,
11/25/2036 436,251
0.0
1,583
(3)
Bear Stearns ARM Trust
2005-12 13A1, 5.017%,
02/25/2036 1,177
0.0
60,891
(3)
Bear Stearns Structured
Products, Inc. Trust
2007-R6 1A1, 5.115%,
01/26/2036 46,057
0.0
3,300,000
(1)(3)
Bellemeade RE Ltd.
2021-3A M1C, 6.870%,
(SOFR30A + 1.550%),
09/25/2031 3,290,487
0.2
69,453
(3)
Chase Mortgage
Finance Trust Series
2005-A1 1A1, 4.734%,
12/25/2035 63,977
0.0
1,062,958
(3)
CHL Mortgage Pass-
Through Trust 2004-22
A3, 4.706%,
11/25/2034 962,083
0.1
6,494
(3)
CHL Mortgage Pass-
Through Trust 2004-
HYB9 1A1, 5.077%,
02/20/2035 6,473
0.0
10,937
(3)
CHL Mortgage Pass-
Through Trust 2005-2
2A3, 6.124%, (TSFR1M
+ 0.794%),
03/25/2035 9,889
0.0
1,374,439
(1)(3)
CIM Trust 2020-J1 B3,
3.445%,
07/25/2050 1,120,811
0.1
420,988  Citicorp Mortgage
Securities Trust Series
2007-1 1A1, 6.000%,
01/25/2037 373,279
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
17,148
(3)
Citigroup Mortgage
Loan Trust 2005-
3 2A2A, 5.318%,
08/25/2035 $ 16,628
0.0
712,215  Citigroup Mortgage
Loan Trust 2005-
8 3A1, 5.500%,
09/25/2035 696,182
0.0
628,374
(3)
Citigroup Mortgage
Loan Trust 2007-
10 22AA, 4.496%,
09/25/2037 560,346
0.0
515,152
(1)(3)
Citigroup Mortgage
Loan Trust 2015-A B2,
4.500%,
06/25/2058 492,602
0.0
165,839  CitiMortgage Alternative
Loan Trust Series
2007-A2 1A5, 6.000%,
02/25/2037 148,351
0.0
382,816
(1)(3)
Connecticut Avenue
Securities Trust 2020-
R02 2M2, 7.435%,
(SOFR30A + 2.114%),
01/25/2040 387,030
0.0
800,000
(1)(3)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 9.085%,
(SOFR30A + 3.764%),
02/25/2040 848,490
0.0
8,600,000
(1)(3)
Connecticut Avenue
Securities Trust 2022-
R01 1B1, 8.470%,
(SOFR30A + 3.150%),
12/25/2041 8,851,175
0.4
83,542
(3)
DSLA Mortgage Loan
Trust 2004-AR3 2A1,
6.143%,
07/19/2044 76,357
0.0
45,527
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2019-R01 2M2,
7.885%, (SOFR30A +
2.564%),
07/25/2031 45,644
0.0
376,442
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2020-R01 1M2,
7.485%, (SOFR30A +
2.164%),
01/25/2040 381,578
0.0
2,700,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
8.435%, (SOFR30A +
3.114%),
01/25/2040 2,779,253
0.1
1,500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R01 1B1,
8.420%, (SOFR30A +
3.100%),
10/25/2041 1,545,489
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R03 1B1,
8.070%, (SOFR30A +
2.750%),
12/25/2041 $ 1,528,857
0.1
1,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2022-R08 1B1,
10.920%, (SOFR30A +
5.600%),
07/25/2042 1,103,433
0.1
2,355,959
(6)
Fannie Mae Interest
Strip 409 C29,
5.000%,
04/25/2042 469,654
0.0
197,127
(6)
Fannie Mae Interest
Strip 418 10, 4.000%,
08/25/2043 30,484
0.0
189,758
(6)
Fannie Mae Interest
Strip 418 15, 3.500%,
08/25/2043 27,671
0.0
2,056,785
(6)
Fannie Mae Interest
Strip 421 C11, 6.500%,
05/25/2039 354,492
0.0
13
(3)
Fannie Mae REMIC
Trust 1994-77 FB,
6.935%, (SOFR30A +
1.614%),
04/25/2024 13
0.0
94,134  Fannie Mae REMIC
Trust 1999-33 Z,
6.000%,
07/25/2029 94,325
0.0
5,516
(3)
Fannie Mae REMIC
Trust 2002-21 FC,
6.335%, (SOFR30A +
1.014%),
04/25/2032 5,539
0.0
392,105
(6)
Fannie Mae REMIC
Trust 2003-74 IO,
6.000%,
08/25/2033 68,816
0.0
14,866
(3)
Fannie Mae REMIC
Trust 2004-11 A,
5.556%, (SOFR30A +
0.234%),
03/25/2034 14,835
0.0
193,568  Fannie Mae REMIC
Trust 2005-120 ZU,
5.500%,
01/25/2036 192,212
0.0
1,690,422
(3)(6)
Fannie Mae REMIC
Trust 2005-
66 SY, 1.265%,
(-1.000*SOFR30A +
6.586%),
07/25/2035 139,435
0.0
118,265
(3)
Fannie Mae REMIC
Trust 2005-
74 DK, 2.261%,
(-1.000*SOFR30A +
23.542%),
07/25/2035 113,095
0.0
1,929,351
(3)(6)
Fannie Mae REMIC
Trust 2005-
92 SC, 1.245%,
(-1.000*SOFR30A +
6.566%),
10/25/2035 145,435
0.0
90,592  Fannie Mae REMIC
Trust 2006-103 EZ,
6.250%,
10/25/2036 92,578
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
388,568
(3)
Fannie Mae REMIC
Trust 2006-
104 ES, 6.276%,
(-1.000*SOFR30A +
32.878%),
11/25/2036 $ 483,323
0.0
1,875,576
(3)(6)
Fannie Mae REMIC
Trust 2006-
12 SD, 1.315%,
(-1.000*SOFR30A +
6.636%),
10/25/2035 106,860
0.0
2,398,995
(3)(6)
Fannie Mae REMIC
Trust 2006-
120 QD, 9.896%,
(-1.000*SOFR30A +
4.586%),
10/25/2036 33,723
0.0
1,124,938
(3)(6)
Fannie Mae REMIC
Trust 2006-
123 UI, 1.305%,
(-1.000*SOFR30A +
6.626%),
01/25/2037 98,253
0.0
1,256,919
(3)(6)
Fannie Mae REMIC
Trust 2006-
59 XS, 1.765%,
(-1.000*SOFR30A +
7.086%),
07/25/2036 102,403
0.0
110,094
(3)(6)
Fannie Mae REMIC
Trust 2006-
72 HS, 1.265%,
(-1.000*SOFR30A +
6.586%),
08/25/2026 1,742
0.0
1,431,520
(3)(6)
Fannie Mae REMIC
Trust 2007-
53 SX, 0.665%,
(-1.000*SOFR30A +
5.986%),
06/25/2037 100,059
0.0
310,102
(3)
Fannie Mae REMIC
Trust 2007-73 A1,
5.692%, (SOFR30A +
0.174%),
07/25/2037 302,150
0.0
180,757
(3)
Fannie Mae REMIC
Trust 2008-
20 SP, 1.913%,
(-1.000*SOFR30A +
15.214%),
03/25/2038 170,312
0.0
972,133  Fannie Mae REMIC
Trust 2009-19 PW,
4.500%,
10/25/2036 953,892
0.1
3,356,976
(3)(6)
Fannie Mae REMIC
Trust 2010-
102 SB, 1.165%,
(-1.000*SOFR30A +
6.486%),
09/25/2040 326,165
0.0
3,764,189
(6)
Fannie Mae REMIC
Trust 2010-112 PI,
6.000%,
10/25/2040 784,736
0.0
1,058,795
(3)(6)
Fannie Mae REMIC
Trust 2010-
116 SE, 1.165%,
(-1.000*SOFR30A +
6.486%),
10/25/2040 86,206
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,876,374
(3)(6)
Fannie Mae REMIC
Trust 2010-
123 SL, 0.635%,
(-1.000*SOFR30A +
5.956%),
11/25/2040 $ 170,663
0.0
8,421,381
(3)(6)
Fannie Mae REMIC
Trust 2010-
139 SA, 0.595%,
(-1.000*SOFR30A +
5.916%),
12/25/2040 650,639
0.0
1,625,270
(3)(6)
Fannie Mae REMIC
Trust 2010-
55 AS, 0.985%,
(-1.000*SOFR30A +
6.306%),
06/25/2040 130,802
0.0
3,143,550  Fannie Mae REMIC
Trust 2010-59 PC,
5.000%,
06/25/2040 3,167,947
0.2
265,047  Fannie Mae REMIC
Trust 2010-60 HJ,
5.500%,
05/25/2040 264,947
0.0
479,237  Fannie Mae REMIC
Trust 2011-10 ZC,
5.000%,
02/25/2041 474,144
0.0
44,982  Fannie Mae REMIC
Trust 2011-127 UY,
3.500%,
12/25/2041 41,550
0.0
1,000,000  Fannie Mae REMIC
Trust 2011-128 KB,
4.500%,
12/25/2041 963,644
0.1
1,131,953
(3)(6)
Fannie Mae REMIC
Trust 2011-
149 ES, 0.565%,
(-1.000*SOFR30A +
5.886%),
07/25/2041 28,293
0.0
892,919
(6)
Fannie Mae REMIC
Trust 2011-3 AI,
5.000%,
01/25/2041 86,674
0.0
1,443,717  Fannie Mae REMIC
Trust 2011-84 Z,
5.250%,
09/25/2041 1,453,870
0.1
10,314,037  Fannie Mae REMIC
Trust 2011-99 CZ,
4.500%,
10/25/2041 9,955,338
0.5
278,410
(3)(6)
Fannie Mae REMIC
Trust 2012-
10 US, 1.015%,
(-1.000*SOFR30A +
6.336%),
02/25/2042 28,345
0.0
49,706  Fannie Mae REMIC
Trust 2012-103 DA,
3.500%,
10/25/2041 48,705
0.0
621,031  Fannie Mae REMIC
Trust 2012-110 CA,
3.000%,
10/25/2042 556,729
0.0
3,921,513
(3)(6)
Fannie Mae REMIC
Trust 2012-
113 SG, 0.665%,
(-1.000*SOFR30A +
5.986%),
10/25/2042 369,077
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,742,020
(3)(6)
Fannie Mae REMIC
Trust 2012-
122 SB, 0.715%,
(-1.000*SOFR30A +
6.036%),
11/25/2042 $ 266,800
0.0
954,761
(6)
Fannie Mae REMIC
Trust 2012-128 DI,
3.000%,
10/25/2032 54,397
0.0
765,285
(3)
Fannie Mae REMIC
Trust 2012-131
BS, 10.546%,
(-1.000*SOFR30A +
5.263%),
12/25/2042 475,550
0.0
9,658,830
(3)(6)
Fannie Mae REMIC
Trust 2012-
134 SF, 0.715%,
(-1.000*SOFR30A +
6.036%),
12/25/2042 884,402
0.0
4,485,752
(3)(6)
Fannie Mae REMIC
Trust 2012-
137 SN, 0.665%,
(-1.000*SOFR30A +
5.986%),
12/25/2042 381,048
0.0
6,972,479
(3)(6)
Fannie Mae REMIC
Trust 2012-
19 S, 0.515%,
(-1.000*SOFR30A +
5.836%),
03/25/2042 585,374
0.0
3,277,009
(3)(6)
Fannie Mae REMIC
Trust 2012-
30 TS, 1.015%,
(-1.000*SOFR30A +
6.336%),
04/25/2042 337,748
0.0
687,163
(6)
Fannie Mae REMIC
Trust 2012-58 PI,
5.000%,
04/25/2042 95,003
0.0
3,734,091
(3)(6)
Fannie Mae REMIC
Trust 2013-
60 DS, 0.765%,
(-1.000*SOFR30A +
6.086%),
06/25/2033 209,932
0.0
4,162,855
(3)(6)
Fannie Mae REMIC
Trust 2013-
9 DS, 0.715%,
(-1.000*SOFR30A +
6.036%),
02/25/2043 427,412
0.0
8,254,745
(3)(6)
Fannie Mae REMIC
Trust 2013-
9 SA, 0.715%,
(-1.000*SOFR30A +
6.036%),
03/25/2042 359,493
0.0
9,772,575
(6)
Fannie Mae REMIC
Trust 2015-9 IO,
5.500%,
03/25/2045 1,966,903
0.1
12,658,602
(6)
Fannie Mae REMIC
Trust 2016-2 IO,
5.500%,
02/25/2046 1,944,638
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,352,975
(3)(6)
Fannie Mae REMIC
Trust 2016-
54 SD, 0.565%,
(-1.000*SOFR30A +
5.886%),
08/25/2046 $ 361,249
0.0
5,349,791
(3)(6)
Fannie Mae REMIC
Trust 2016-
62 SC, 0.565%,
(-1.000*SOFR30A +
5.886%),
09/25/2046 537,493
0.0
12,203,565
(3)(6)
Fannie Mae REMIC
Trust 2016-
82 SD, 0.615%,
(-1.000*SOFR30A +
5.936%),
11/25/2046 914,733
0.1
20,240,885
(3)(6)
Fannie Mae REMIC
Trust 2016-
88 CS, 0.615%,
(-1.000*SOFR30A +
5.936%),
12/25/2046 1,435,516
0.1
228,511  Fannie Mae REMIC
Trust 2016-88 EA,
3.500%,
01/25/2045 224,640
0.0
5,021,774
(3)(6)
Fannie Mae REMIC
Trust 2016-
93 SL, 1.215%,
(-1.000*SOFR30A +
6.536%),
12/25/2046 329,271
0.0
6,861,448
(6)
Fannie Mae REMIC
Trust 2017-23 IO,
6.000%,
04/25/2047 1,448,463
0.1
1,034,307  Fannie Mae REMIC
Trust 2017-54 D,
3.000%,
07/25/2047 907,145
0.0
3,395,908  Fannie Mae REMIC
Trust 2018-11 BX,
4.000%,
12/25/2047 3,119,149
0.1
185,430  Fannie Mae REMIC
Trust 2018-27 EA,
3.000%,
05/25/2048 162,732
0.0
2,971,622
(3)(6)
Fannie Mae REMIC
Trust 2018-
43 SE, 0.815%,
(-1.000*SOFR30A +
6.136%),
09/25/2038 212,508
0.0
479,492  Fannie Mae REMIC
Trust 2018-64 ET,
3.000%,
09/25/2048 419,079
0.0
5,376,304
(3)(6)
Fannie Mae REMIC
Trust 2019-
18 SA, 0.615%,
(-1.000*SOFR30A +
5.936%),
05/25/2049 405,421
0.0
4,584,109
(3)(6)
Fannie Mae REMIC
Trust 2019-
25 PS, 0.615%,
(-1.000*SOFR30A +
5.936%),
06/25/2049 442,749
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,093,728
(3)(6)
Fannie Mae REMIC
Trust 2019-
33 PS, 0.615%,
(-1.000*SOFR30A +
5.936%),
07/25/2049 $ 1,334,185
0.1
10,676,903
(6)
Fannie Mae REMIC
Trust 2020-71 TI,
3.000%,
10/25/2050 1,810,017
0.1
9,053,940
(3)(6)
Fannie Mae REMIC
Trust 2020-
94 SC, 0.515%,
(-1.000*SOFR30A +
5.836%),
07/25/2050 953,728
0.1
12,124,305
(6)
Fannie Mae REMIC
Trust 2021-13 BI,
3.000%,
02/25/2050 2,109,469
0.1
15,496,523
(6)
Fannie Mae REMIC
Trust 2021-17 KI,
4.500%,
04/25/2051 3,504,934
0.2
16,708,882
(6)
Fannie Mae REMIC
Trust 2021-8 TI,
4.000%,
03/25/2051 3,504,503
0.2
102,879
(3)
First Horizon Alternative
Mortgage Securities
Trust 2005-AA1 1A1,
5.266%,
03/25/2035 61,686
0.0
52,826
(3)
First Horizon Asset
Securities, Inc. 2005-
AR6 4A1, 5.445%,
02/25/2036 49,422
0.0
18,413
(3)
First Horizon Mortgage
Pass-Through Trust
2005-AR3 2A1,
5.462%,
08/25/2035 12,857
0.0
1,251,551
(1)(3)
Flagstar Mortgage Trust
2018-1 B1, 3.939%,
03/25/2048 1,122,450
0.1
1,752,171
(1)(3)
Flagstar Mortgage Trust
2018-1 B3, 3.939%,
03/25/2048 1,555,951
0.1
1,557,044
(1)(3)
Flagstar Mortgage Trust
2018-2 B2, 4.008%,
04/25/2048 1,389,137
0.1
64,894  Freddie Mac REMIC
Trust 2110 PG,
6.000%,
01/15/2029 65,019
0.0
64,109  Freddie Mac REMIC
Trust 2114 ZM,
6.000%,
01/15/2029 63,947
0.0
38,875
(3)
Freddie Mac REMIC
Trust 2411 FJ, 5.783%,
(SOFR30A + 0.464%),
12/15/2029 38,669
0.0
42,669  Freddie Mac REMIC
Trust 2460 ZM,
6.000%,
06/15/2032 42,592
0.0
125,497  Freddie Mac REMIC
Trust 2541 NE,
5.500%,
12/15/2032 127,184
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
55,733  Freddie Mac REMIC
Trust 2576 KZ,
5.500%,
02/15/2033 $ 55,629
0.0
107,341
(6)
Freddie Mac REMIC
Trust 2594 IY, 6.000%,
04/15/2033 17,365
0.0
2,225,404
(3)(6)
Freddie Mac
REMIC Trust
2815 GS, 0.567%,
(-1.000*SOFR30A +
5.886%),
03/15/2034 128,553
0.0
160,592  Freddie Mac REMIC
Trust 2861 Z, 5.500%,
09/15/2034 160,516
0.0
474,492  Freddie Mac REMIC
Trust 2867 MZ,
5.000%,
10/15/2034 469,101
0.0
349,468  Freddie Mac REMIC
Trust 2930 ZL,
5.000%,
02/15/2035 345,473
0.0
434,858  Freddie Mac REMIC
Trust 2931 ZY,
5.000%,
02/15/2035 430,118
0.0
2,575,871
(3)(6)
Freddie Mac REMIC
Trust 3045 DI, 1.297%,
(-1.000*SOFR30A +
6.616%),
10/15/2035 193,552
0.0
171,767
(3)
Freddie Mac
REMIC Trust
3065 DC, 3.561%,
(-1.000*SOFR30A +
19.517%),
03/15/2035 168,777
0.0
204,996
(3)(6)
Freddie Mac REMIC
Trust 3102 IS, 4.645%,
(-1.000*SOFR30A +
24.147%),
01/15/2036 41,564
0.0
1,475,514  Freddie Mac REMIC
Trust 3117 ZA,
5.500%,
02/15/2036 1,450,853
0.1
814,482
(3)(6)
Freddie Mac
REMIC Trust
3170 SA, 1.167%,
(-1.000*SOFR30A +
6.486%),
09/15/2033 54,281
0.0
328,939
(3)(6)
Freddie Mac
REMIC Trust
3171 PS, 1.052%,
(-1.000*SOFR30A +
6.371%),
06/15/2036 19,099
0.0
4,000,095
(3)(6)
Freddie Mac REMIC
Trust 3284 CI, 0.687%,
(-1.000*SOFR30A +
6.006%),
03/15/2037 297,191
0.0
1,752,371
(3)(6)
Freddie Mac REMIC
Trust 3311 IC, 0.977%,
(-1.000*SOFR30A +
6.296%),
05/15/2037 154,794
0.0
669,658  Freddie Mac REMIC
Trust 3351 ZC,
5.500%,
07/15/2037 675,217
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,842,617
(3)(6)
Freddie Mac REMIC
Trust 3510 IC, 0.647%,
(-1.000*SOFR30A +
5.966%),
08/15/2037 $ 285,150
0.0
152,281
(3)(6)
Freddie Mac REMIC
Trust 3524 LA,
4.985%,
03/15/2033 145,724
0.0
26,461
(3)
Freddie Mac REMIC
Trust 3556 NT,
8.533%, (SOFR30A +
3.214%),
03/15/2038 27,316
0.0
1,921,325
(3)(6)
Freddie Mac
REMIC Trust
3575 ST, 1.167%,
(-1.000*SOFR30A +
6.486%),
04/15/2039 194,674
0.0
3,085,784
(3)(6)
Freddie Mac
REMIC Trust
3589 SB, 0.767%,
(-1.000*SOFR30A +
6.086%),
10/15/2039 256,070
0.0
314,610
(6)
Freddie Mac REMIC
Trust 3632 IP, 5.000%,
02/15/2040 34,759
0.0
3,105,019  Freddie Mac REMIC
Trust 3639 ZN,
5.500%,
12/15/2034 3,093,817
0.1
1,043,898  Freddie Mac REMIC
Trust 3662 ZB,
5.500%,
08/15/2036 1,058,389
0.1
6,027,812
(3)(6)
Freddie Mac
REMIC Trust
3702 SB, 9.696%,
(-1.000*SOFR30A +
4.386%),
08/15/2040 179,380
0.0
548,430  Freddie Mac REMIC
Trust 3724 CM,
5.500%,
06/15/2037 559,126
0.0
623,618  Freddie Mac REMIC
Trust 3829 VZ,
4.000%,
03/15/2041 598,582
0.0
2,080,099
(3)(6)
Freddie Mac
REMIC Trust
3856 KS, 1.117%,
(-1.000*SOFR30A +
6.436%),
05/15/2041 191,726
0.0
846,228  Freddie Mac REMIC
Trust 3898 KD,
4.500%,
07/15/2041 830,849
0.0
301,149
(3)(6)
Freddie Mac
REMIC Trust
3925 SD, 0.617%,
(-1.000*SOFR30A +
5.936%),
07/15/2040 5,630
0.0
929,038
(3)(6)
Freddie Mac
REMIC Trust
3925 SL, 0.617%,
(-1.000*SOFR30A +
5.936%),
01/15/2041 10,823
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,857,897
(3)(6)
Freddie Mac
REMIC Trust
3951 SN, 1.117%,
(-1.000*SOFR30A +
6.436%),
11/15/2041 $ 600,726
0.0
323,862  Freddie Mac REMIC
Trust 4000 PA,
4.500%,
01/15/2042 319,111
0.0
836,742  Freddie Mac REMIC
Trust 4020 BY,
6.500%,
03/15/2042 893,028
0.0
3,320,056
(3)(6)
Freddie Mac
REMIC Trust 4102
MS, 1.167%,
(-1.000*SOFR30A +
6.486%),
09/15/2042 384,441
0.0
7,463,412
(3)(6)
Freddie Mac
REMIC Trust
4139 CS, 0.717%,
(-1.000*SOFR30A +
6.036%),
12/15/2042 759,251
0.0
4,163,806
(6)
Freddie Mac REMIC
Trust 4150 IO,
3.500%,
01/15/2043 615,759
0.0
410,061
(6)
Freddie Mac REMIC
Trust 4194 GI,
4.000%,
04/15/2043 65,041
0.0
3,656,550  Freddie Mac REMIC
Trust 4203 BN,
3.000%,
04/15/2033 3,451,092
0.2
18,729,105  Freddie Mac REMIC
Trust 4246 ZX,
4.500%,
04/15/2041 18,080,721
0.8
3,905,853
(3)(6)
Freddie Mac
REMIC Trust
4313 SD, 0.717%,
(-1.000*SOFR30A +
6.036%),
03/15/2044 271,201
0.0
6,039,590
(3)(6)
Freddie Mac
REMIC Trust
4313 SE, 0.717%,
(-1.000*SOFR30A +
6.036%),
03/15/2044 470,576
0.0
78,291
(6)
Freddie Mac REMIC
Trust 4323 IP, 4.500%,
08/15/2042 755
0.0
591,272
(6)
Freddie Mac REMIC
Trust 4332 PI, 5.000%,
12/15/2043 77,331
0.0
12,957,252  Freddie Mac REMIC
Trust 4335 XZ,
4.250%,
05/15/2044 12,198,861
0.6
7,213,137  Freddie Mac REMIC
Trust 4335 ZX,
4.250%,
05/15/2044 6,741,157
0.3
1,381,541
(3)(6)
Freddie Mac
REMIC Trust
4346 ST, 0.767%,
(-1.000*SOFR30A +
6.086%),
07/15/2039 35,178
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,646,456  Freddie Mac REMIC
Trust 4348 ZX,
4.250%,
06/15/2044 $ 7,296,119
0.3
1,921,484
(3)(6)
Freddie Mac
REMIC Trust
4386 LS, 0.667%,
(-1.000*SOFR30A +
5.986%),
09/15/2044 166,451
0.0
1,880,602
(6)
Freddie Mac REMIC
Trust 4465 MI,
5.000%,
03/15/2041 307,188
0.0
6,303,099
(3)(6)
Freddie Mac
REMIC Trust
4675 KS, 0.567%,
(-1.000*SOFR30A +
5.886%),
04/15/2047 626,911
0.0
3,655,719
(6)
Freddie Mac REMIC
Trust 4717 IB, 4.000%,
09/15/2047 729,607
0.0
1,804,411  Freddie Mac REMIC
Trust 4753 VZ,
3.000%,
12/15/2047 1,391,884
0.1
1,684,117  Freddie Mac REMIC
Trust 4755 Z, 3.000%,
02/15/2048 1,429,886
0.1
16,534,539  Freddie Mac REMIC
Trust 4771 HZ,
3.500%,
03/15/2048 14,738,010
0.7
721,318  Freddie Mac REMIC
Trust 4787 PY,
4.000%,
05/15/2048 662,537
0.0
5,539,519
(3)(6)
Freddie Mac REMIC
Trust 4845 S, 1.267%,
(-1.000*SOFR30A +
6.586%),
12/15/2048 496,522
0.0
5,076,265
(3)(6)
Freddie Mac
REMIC Trust
4892 ES, 0.715%,
(-1.000*SOFR30A +
6.036%),
07/25/2045 474,002
0.0
14,426,020
(3)(6)
Freddie Mac
REMIC Trust
4901 BS, 0.665%,
(-1.000*SOFR30A +
5.986%),
07/25/2049 1,057,357
0.1
2,321,535
(6)
Freddie Mac REMIC
Trust 4953 AI, 4.000%,
02/25/2050 456,586
0.0
4,902,587
(6)
Freddie Mac REMIC
Trust 4988 IJ, 4.500%,
12/15/2047 897,097
0.0
11,493,419
(3)(6)
Freddie Mac
REMIC Trust
4995 SB, 0.665%,
(-1.000*SOFR30A +
5.986%),
07/25/2050 1,253,625
0.1
4,008,522
(6)
Freddie Mac REMIC
Trust 5015 EI, 4.500%,
09/25/2050 904,469
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
50,325,040
(6)
Freddie Mac REMIC
Trust 5050 IM,
3.500%,
10/25/2050 $ 9,645,388
0.4
33,380,883
(6)
Freddie Mac REMIC
Trust 5072 IU, 2.500%,
02/25/2051 5,244,394
0.2
26,883,989
(6)
Freddie Mac REMIC
Trust 5077 LI, 3.000%,
02/25/2051 4,061,181
0.2
15,724,779
(6)
Freddie Mac REMIC
Trust 5118 LI, 3.000%,
06/25/2041 1,760,685
0.1
12,643,960
(6)
Freddie Mac REMIC
Trust 5124 IQ,
3.500%,
07/25/2051 2,290,625
0.1
22,026,050
(6)
Freddie Mac REMIC
Trust 5171 DI, 3.000%,
12/25/2051 4,076,506
0.2
22,589,224
(6)
Freddie Mac REMIC
Trust 5211 IH, 3.500%,
04/25/2052 3,683,613
0.2
2,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA6 B1, 8.720%,
(SOFR30A + 3.400%),
10/25/2041 2,072,800
0.1
1,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA7 B1, 8.970%,
(SOFR30A + 3.650%),
11/25/2041 1,042,994
0.1
2,550,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA3 M2, 7.420%,
(SOFR30A + 2.100%),
09/25/2041 2,561,378
0.1
2,400,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 M2, 7.670%,
(SOFR30A + 2.350%),
12/25/2041 2,417,869
0.1
2,500,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 M2, 7.820%,
(SOFR30A + 2.500%),
01/25/2042 2,546,596
0.1
1,800,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
HQA1 M2, 10.570%,
(SOFR30A + 5.250%),
03/25/2042 1,954,162
0.1
2,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
HQA2 M2, 11.320%,
(SOFR30A + 6.000%),
07/25/2042 2,230,263
0.1
1,400,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
HQA3 M2, 10.670%,
(SOFR30A + 5.350%),
08/25/2042 1,523,344
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,914,733
(6)
Freddie Mac Strips 228
IO, 6.000%,
02/01/2035 $ 649,077
0.0
7,664,554
(3)(6)
Freddie Mac Strips
268 S5, 0.567%,
(-1.000*SOFR30A +
5.886%),
08/15/2042 671,031
0.0
4,702,642
(3)(6)
Freddie Mac Strips
311 S1, 0.517%,
(-1.000*SOFR30A +
5.836%),
08/15/2043 450,964
0.0
279,444
(3)(6)
Freddie Mac Strips
347 118, 4.500%,
02/15/2044 49,629
0.0
7,757,067
(3)(6)
Freddie Mac Strips
347 C29, 3.000%,
01/15/2044 1,079,943
0.1
6,639,949
(3)(6)
Freddie Mac Strips
347 C30, 3.500%,
02/15/2044 1,057,963
0.1
2,502,295
(3)(6)
Freddie Mac Strips
347 C31, 4.000%,
02/15/2044 409,516
0.0
5,621,581
(6)
Freddie Mac Strips 351
C1, 2.500%,
02/15/2031 271,359
0.0
3,905,492
(6)
Freddie Mac Strips
351 C11, 3.500%,
02/15/2031 284,557
0.0
5,077,138
(6)
Freddie Mac Strips
351 C12, 4.000%,
02/15/2031 416,099
0.0
3,770,809
(6)
Freddie Mac Strips
351 C13, 3.000%,
02/15/2031 236,688
0.0
6,030,327
(6)
Freddie Mac Strips 351
C2, 3.000%,
02/15/2031 363,187
0.0
4,938,309
(6)
Freddie Mac Strips 351
C7, 3.000%,
02/15/2031 292,506
0.0
5,561,836
(6)
Freddie Mac Strips 351
C8, 3.500%,
02/15/2031 406,755
0.0
1,694,038
(1)(3)
Freddie Mac Structured
Agency Credit Risk
Debt Notes 2021-DNA2
M2, 7.620%, (SOFR30A
+ 2.300%),
08/25/2033 1,728,471
0.1
1,657,094  Freddie Mac Structured
Pass-Through
Certificates T-54 2A,
6.500%,
02/25/2043 1,685,518
0.1
1,379,650
(3)
Freddie Mac Structured
Pass-Through
Certificates T-62 1A1,
6.289%, (12MTA +
1.200%),
10/25/2044 1,251,185
0.1
303,312
(3)(6)
Ginnie Mae 2005-
7 AH, 1.329%,
(-1.000*TSFR1M +
6.656%),
02/16/2035 21,680
0.0
5,067,793
(3)(6)
Ginnie Mae 2007-
35 KY, 1.009%,
(-1.000*TSFR1M +
6.336%),
06/16/2037 434,848
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
168,086
(3)
Ginnie Mae 2007-
8 SP, 4.399%,
(-1.000*TSFR1M +
21.677%),
03/20/2037 $ 190,116
0.0
1,022,308
(3)(6)
Ginnie Mae 2008-
35 SN, 0.957%,
(-1.000*TSFR1M +
6.286%),
04/20/2038 71,655
0.0
496,079
(3)(6)
Ginnie Mae 2008-
40 PS, 1.059%,
(-1.000*TSFR1M +
6.386%),
05/16/2038 32,591
0.0
4,386,716
(3)(6)
Ginnie Mae 2009-
106 SU, 0.757%,
(-1.000*TSFR1M +
6.086%),
05/20/2037 347,460
0.0
1,482,448
(3)(6)
Ginnie Mae 2009-
25 KS, 0.757%,
(-1.000*TSFR1M +
6.086%),
04/20/2039 131,852
0.0
728,770  Ginnie Mae 2009-29
PB, 4.750%,
05/20/2039 722,055
0.0
779,612  Ginnie Mae 2009-31
ZL, 4.500%,
05/20/2039 762,816
0.0
7,680,586  Ginnie Mae 2009-33
ZB, 6.000%,
05/20/2039 7,843,900
0.4
685,019
(6)
Ginnie Mae 2010-106
IP, 5.000%,
03/20/2040 48,964
0.0
780,791
(3)(6)
Ginnie Mae 2010-
116 NS, 1.209%,
(-1.000*TSFR1M +
6.536%),
09/16/2040 51,512
0.0
2,770,852
(3)(6)
Ginnie Mae 2010-
116 SK, 1.177%,
(-1.000*TSFR1M +
6.506%),
08/20/2040 222,758
0.0
1,787,490
(3)(6)
Ginnie Mae 2010-
149 HS, 0.659%,
(-1.000*TSFR1M +
5.986%),
05/16/2040 18,545
0.0
888,991
(3)(6)
Ginnie Mae 2010-
4 SP, 1.059%,
(-1.000*TSFR1M +
6.386%),
01/16/2039 19,202
0.0
1,399,486  Ginnie Mae 2010-59
ZA, 4.500%,
05/20/2040 1,369,794
0.1
287,096
(6)
Ginnie Mae 2010-6 IA,
5.000%,
11/20/2039 11,935
0.0
962,874
(3)(6)
Ginnie Mae 2010-
68 MS, 0.407%,
(-1.000*TSFR1M +
5.736%),
06/20/2040 72,484
0.0
2,287,139
(6)
Ginnie Mae 2010-9 JI,
5.000%,
01/20/2040 475,429
0.0
269,316
(6)
Ginnie Mae 2011-116
BI, 4.000%,
08/16/2026 4,723
0.0
11,803  Ginnie Mae 2011-
169 BC, 7.000%,
05/16/2032 12,052
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,300,122
(3)(6)
Ginnie Mae 2011-
80 KS, 1.227%,
(-1.000*TSFR1M +
6.556%),
06/20/2041 $ 234,628
0.0
42,008
(6)
Ginnie Mae 2012-40
NI, 4.500%,
05/20/2040 2,470
0.0
4,465,389
(6)
Ginnie Mae 2013-167
PI, 5.500%,
11/20/2043 682,445
0.0
4,391,485
(6)
Ginnie Mae 2013-184
JI, 5.500%,
12/16/2043 932,851
0.1
347,160  Ginnie Mae 2013-
26 GU, 1.500%,
04/20/2042 311,485
0.0
352,632  Ginnie Mae 2013-26
JC, 2.000%,
01/20/2043 310,324
0.0
151,280  Ginnie Mae 2013-69
KA, 1.250%,
08/20/2042 130,834
0.0
113,967  Ginnie Mae 2013-8
BE, 1.750%,
11/20/2042 96,359
0.0
3,626,320  Ginnie Mae 2014-3 EP,
2.750%,
02/16/2043 3,355,443
0.2
3,859,682
(3)(6)
Ginnie Mae 2014-
3 SU, 0.607%,
(-1.000*TSFR1M +
5.936%),
07/20/2039 300,840
0.0
4,899,600
(3)(6)
Ginnie Mae 2014-
55 MS, 0.759%,
(-1.000*TSFR1M +
6.086%),
04/16/2044 405,011
0.0
3,550,810
(3)(6)
Ginnie Mae 2014-
56 SP, 0.759%,
(-1.000*TSFR1M +
6.086%),
12/16/2039 217,040
0.0
4,397,709
(3)(6)
Ginnie Mae 2014-
58 CS, 0.159%,
(-1.000*TSFR1M +
5.486%),
04/16/2044 202,936
0.0
5,625,679
(6)
Ginnie Mae 2014-79
BI, 6.000%,
05/16/2044 1,019,458
0.1
2,175,417
(3)(6)
Ginnie Mae 2014-
99 S, 0.157%,
(-1.000*TSFR1M +
5.486%),
06/20/2044 165,335
0.0
1,069,738  Ginnie Mae 2018-112
AL, 3.500%,
08/20/2048 965,716
0.1
1,242,104  Ginnie Mae 2018-126
A, 3.500%,
09/20/2048 1,126,374
0.1
24,474,056
(3)(6)
Ginnie Mae 2019-
143 SC, 0.607%,
(-1.000*TSFR1M +
5.936%),
04/20/2046 2,446,392
0.1
25,367,388
(6)
Ginnie Mae 2021-228
IG, 3.000%,
12/20/2051 4,016,173
0.2
11,399,435
(6)
Ginnie Mae 2021-41
MI, 2.000%,
03/20/2051 1,260,054
0.1
11,568,132
(6)
Ginnie Mae 2021-87
ID, 2.500%,
05/20/2051 1,573,225
0.1
158,793
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 147,094
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
919,057
(1)(3)
GS Mortgage-Backed
Securities Trust 2023-
PJ4 A3, 6.000%,
01/25/2054 $ 919,079
0.1
1,331  GSR Mortgage Loan
Trust 2003-2F 3A1,
6.000%,
03/25/2032 1,308
0.0
31,983
(3)
HarborView Mortgage
Loan Trust 2005-
2 2A1A, 5.881%,
(TSFR1M + 0.554%),
05/19/2035 28,849
0.0
70,034
(3)
HomeBanc Mortgage
Trust 2004-1 2A,
6.304%, (TSFR1M +
0.974%),
08/25/2029 67,181
0.0
1,462,754
(3)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 2A1,
5.864%, (TSFR1M +
0.534%),
02/25/2046 1,035,453
0.1
1,172,311
(1)(3)
J.P. Morgan Mortgage
Trust 2024-1 A9,
6.000%,
06/25/2054 1,153,976
0.1
3,464
(3)
JP Morgan Mortgage
Trust 2005-A1 6T1,
5.315%,
02/25/2035 3,185
0.0
33,947
(3)
JP Morgan Mortgage
Trust 2007-A1 5A5,
5.516%,
07/25/2035 33,152
0.0
920,815
(1)(3)
JP Morgan Mortgage
Trust 2017-6 B3,
3.777%,
12/25/2048 810,872
0.0
1,425,968
(1)(3)
JP Morgan Mortgage
Trust 2018-1 B1,
3.609%,
06/25/2048 1,260,535
0.1
1,425,900
(1)(3)
JP Morgan Mortgage
Trust 2018-1 B2,
3.609%,
06/25/2048 1,256,976
0.1
1,763,323
(1)(3)
JP Morgan Mortgage
Trust 2018-1 B3,
3.609%,
06/25/2048 1,529,826
0.1
1,820,159
(1)(3)
JP Morgan Mortgage
Trust 2019-8 B3A,
3.424%,
03/25/2050 1,518,310
0.1
1,315,224
(1)(3)
JP Morgan Mortgage
Trust 2020-8 B2,
3.504%,
03/25/2051 1,119,715
0.1
1,745,760
(1)(3)
JP Morgan Mortgage
Trust 2020-8 B3,
3.504%,
03/25/2051 1,501,075
0.1
6,478,225
(3)(6)
Lehman Mortgage Trust
2006-9 2A5, 1.176%,
(-1.000*TSFR1M +
6.506%),
01/25/2037 603,927
0.0
24,698
(3)
Merrill Lynch Mortgage
Investors Trust MLMI
Series 2003-A3 1A,
5.420%,
05/25/2033 23,568
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,619
(3)
Merrill Lynch Mortgage
Investors Trust Series
MLCC 2005-3 5A,
5.944%, (TSFR1M +
0.614%),
11/25/2035 $ 9,893
0.0
2,000,000
(3)
Morgan Stanley
Mortgage Loan Trust
2005-5AR 1B1,
7.244%, (TSFR1M +
1.914%),
09/25/2035 1,985,934
0.1
1,115,026
(1)(3)
New Residential
Mortgage Loan Trust
2017-3A B2, 4.750%,
04/25/2057 1,067,800
0.1
10,433
(1)(3)
Nomura Asset
Acceptance Corp.
Alternative Loan Trust
Series 2001-R1A A,
7.000%,
02/19/2030 10,091
0.0
2,900,000
(1)(3)
Oaktown Re VII Ltd.
2021-2 M1C, 8.670%,
(SOFR30A + 3.350%),
04/25/2034 2,958,833
0.1
933,645,768
(1)(6)
PMTT4 2017-PM1
XIO, 13.000%,
10/25/2048 3,561,065
0.2
317,010  Prime Mortgage Trust
2007-1 A4, 5.500%,
03/25/2037 265,869
0.0
1,082  RFMSI Series Trust
2003-S9 A1, 6.500%,
03/25/2032 1,052
0.0
1,409,780  Seasoned Credit Risk
Transfer Trust 2017-
4 M45T, 4.500%,
06/25/2057 1,361,158
0.1
614,274  Seasoned Credit Risk
Transfer Trust Series
2018-2 HT, 3.000%,
11/25/2057 527,914
0.0
813,308  Seasoned Credit Risk
Transfer Trust Series
2018-3 HT, 3.000%,
08/25/2057 694,045
0.0
644,044  Seasoned Credit Risk
Transfer Trust Series
2018-4 HT, 3.000%,
03/25/2058 550,555
0.0
650,984  Seasoned Credit Risk
Transfer Trust Series
2019-1 HT, 3.000%,
07/25/2058 557,935
0.0
835,869  Seasoned Credit Risk
Transfer Trust Series
2019-2 HT, 3.000%,
08/25/2058 718,993
0.0
171,067  Seasoned Credit Risk
Transfer Trust Series
2019-3 HT, 3.000%,
10/25/2058 146,514
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
20,649
(3)
Sequoia Mortgage Trust
2003-4 2A1, 6.143%,
(TSFR1M + 0.814%),
07/20/2033 $ 20,016
0.0
8,362
(3)
Sequoia Mortgage Trust
2005-4 2A1, 6.168%,
04/20/2035 8,207
0.0
532,451
(1)(3)
Sequoia Mortgage Trust
2015-2 B3, 3.756%,
05/25/2045 452,366
0.0
774,636
(1)(3)
Sequoia Mortgage Trust
2015-3 B3, 3.726%,
07/25/2045 558,625
0.0
86,500
(1)(3)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 79,810
0.0
1,911,519
(1)(3)
Sequoia Mortgage Trust
2020-3 B3, 3.320%,
04/25/2050 1,575,158
0.1
698,000
(1)(3)
Starwood Mortgage
Residential Trust
2020-1 M1, 2.878%,
02/25/2050 607,662
0.0
431,756
(3)
Structured Adjustable
Rate Mortgage Loan
Trust 2005-7 4A,
6.049%,
04/25/2035 390,673
0.0
24,101
(3)
Structured Adjustable
Rate Mortgage Loan
Trust Series 2005-
17 3A1, 4.728%,
08/25/2035 20,472
0.0
71,705
(3)
Structured Asset
Mortgage Investments
II Trust 2005-AR5 A2,
5.941%, (TSFR1M +
0.614%),
07/19/2035 69,731
0.0
47,195
(3)
Structured Asset
Mortgage Investments
II Trust 2005-AR5 A3,
5.941%, (TSFR1M +
0.614%),
07/19/2035 44,175
0.0
102,652
(3)
Thornburg Mortgage
Securities Trust 2006-5
A1, 5.306%,
10/25/2046 95,622
0.0
6,500,000
(1)(3)
Triangle Re Ltd.
2021-3 M1B, 8.220%,
(SOFR30A + 2.900%),
02/25/2034 6,544,188
0.3
1,256,454
(1)(3)
Verus Securitization
Trust 2021-4 A1,
0.938%,
07/25/2066 998,313
0.1
3,060
(3)
WaMu Mortgage Pass-
Through Certificates
2002-AR2 A, 4.397%,
(ECOFC + 1.250%),
02/27/2034 2,862
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,444
(3)
WaMu Mortgage Pass-
Through Certificates
2002-AR9 1A, 6.489%,
(12MTA + 1.400%),
08/25/2042 $ 9,816
0.0
15,583
(3)
WaMu Mortgage Pass-
Through Certificates
2005-AR1 A1A,
6.084%, (TSFR1M +
0.754%),
01/25/2045 15,024
0.0
29,022,223
(3)(6)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 X, 1.410%,
08/25/2045 28,147
0.0
387,434
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.480%,
10/25/2036 344,014
0.0
356,272
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 2A3,
3.794%,
10/25/2036 313,938
0.0
657,968
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR16 2A1,
4.364%,
12/25/2036 566,885
0.0
190,635
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR7 3A, 6.137%,
(12MTA + 1.048%),
07/25/2046 157,115
0.0
1,326,375
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR8 1A4,
4.384%,
08/25/2046 1,157,659
0.1
1,170,489
(3)
WaMu Mortgage Pass-
Through Certificates
2007-HY7 2A2,
3.781%,
07/25/2037 944,410
0.1
690,793
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR13 A1C3, 6.424%,
(TSFR1M + 1.094%),
10/25/2045 650,623
0.0
1,131,047
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR10 A1,
5.644%, (TSFR1M +
0.314%),
12/25/2036 542,301
0.0
123,360  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 108,638
0.0
675,150
(3)
Wells Fargo Alternative
Loan Trust 2007-PA2
2A1, 5.874%, (TSFR1M
+ 0.544%),
06/25/2037 549,769
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
46,820
(3)
Wells Fargo Mortgage
Backed Securities
Trust 2005-AR7 1A1,
4.863%,
05/25/2035 $ 47,231
0.0
132,089
(3)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR4 2A4,
6.185%,
04/25/2036 123,511
0.0
525,367
(1)(3)
WinWater Mortgage
Loan Trust 2015-5 B4,
3.754%,
08/20/2045 472,580
0.0
Total Collateralized
Mortgage Obligations
(Cost $362,709,768)
317,214,445
14.1
ASSET-BACKED SECURITIES : 10.6%
Automobile Asset-Backed Securities : 0.3%
1,750,000
(1)
Bayview Opportunity
Master Fund VII Trust
2024-SN1 A3, 5.660%,
03/15/2028 1,752,424
0.1
2,050,000  Exeter Automobile
Receivables Trust
2024-1A B, 5.290%,
08/15/2028 2,044,260
0.1
350,000
(1)
GLS Auto Receivables
Issuer Trust 2021-4A
C, 1.940%,
10/15/2027 342,025
0.0
2,750,000
(1)
GM Financial Revolving
Receivables Trust
2024-1 A, 4.980%,
12/11/2036 2,766,079
0.1
6,904,788
0.3
Home Equity Asset-Backed Securities : 0.1%
1,022,709
(1)(3)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 793,243
0.1
113,641
(3)
Morgan Stanley ABS
Capital I, Inc. Trust
2005-NC2 M4, 6.359%,
(TSFR1M + 1.029%),
03/25/2035 113,108
0.0
41,629
(3)
Renaissance Home
Equity Loan Trust
2003-2 A, 4.304%,
(TSFR1M + 0.994%),
08/25/2033 37,999
0.0
555,017
(3)
Renaissance Home
Equity Loan Trust
2005-3 AF4, 5.140%,
11/25/2035 547,266
0.0
1,491,616
0.1
Other Asset-Backed Securities : 9.3%
2,000,000
(1)(3)
AGL CLO 12 Ltd.
2021-12A C, 7.429%,
(TSFR3M + 2.112%),
07/20/2034 1,994,972
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
2,362,339
(1)(3)(6)(7)
American Homes 4
Rent Trust 2015-
SFR1 XS, 3.232%,
04/17/2052 $ —
—
4,250,000
(1)(3)
Apidos Clo Xxv 2016-
25A A1R2, 6.458%,
(TSFR3M + 1.150%),
10/20/2031 4,253,936
0.2
5,000,000
(1)(3)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
A, 6.790%, (TSFR1M +
1.464%),
11/15/2036 4,973,556
0.2
2,740,000
(1)(3)
ARES LII CLO Ltd.
2019-52A A1R,
6.629%, (TSFR3M +
1.312%),
04/22/2031 2,743,030
0.1
1,578,862
(1)(3)
Bain Capital Credit CLO
Ltd. 2017-1A A1R,
6.549%, (TSFR3M +
1.232%),
07/20/2030 1,579,505
0.1
3,470,000
(1)(3)
Barings CLO Ltd.
2017-1A A2, 6.910%,
(TSFR3M + 1.612%),
07/18/2029 3,471,652
0.2
4,393,000
(1)(3)
Barings CLO Ltd.
2018-3A A2, 6.879%,
(TSFR3M + 1.562%),
07/20/2029 4,394,542
0.2
720,417
(1)
Beacon Container
Finance II LLC 2021-1A
A, 2.250%,
10/22/2046 643,838
0.0
352,377
(3)
Bear Stearns Asset
Backed Securities
Trust 2006-SD4 1A1,
5.724%,
10/25/2036 348,724
0.0
1,950,000
(1)(3)
Benefit Street Partners
CLO XVIII Ltd. 2019-
18A A2R, 7.026%,
(TSFR3M + 1.712%),
10/15/2034 1,950,571
0.1
5,700,000
(1)(3)
BlueMountain CLO
Ltd. 2016-3A A1R2,
(TSFR3M + 1.200%),
11/15/2030 5,705,290
0.2
1,450,000
(1)(3)
BlueMountain CLO
XXVIII Ltd. 2021-28A
C, 7.576%, (TSFR3M +
2.262%),
04/15/2034 1,435,606
0.1
5,000,000
(1)(3)
BlueMountain CLO
XXXI Ltd. 2021-31A C,
7.571%, (TSFR3M +
2.262%),
04/19/2034 4,954,180
0.2
2,308,875
(1)
Bojangles Issuer LLC
2020-1A A2, 3.832%,
10/20/2050 2,180,528
0.1
3,490,000
(1)(3)
Broad River Bsl Funding
Clo Ltd. 2020-1A AR,
6.749%, (TSFR3M +
1.432%),
07/20/2034 3,491,748
0.2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
3,000,000
(1)(3)
Broad River Bsl Funding
Clo Ltd. 2020-1A CR,
7.579%, (TSFR3M +
2.262%),
07/20/2034 $ 3,002,328
0.1
1,750,000
(1)(3)
California Street CLO
IX L.P. 2012-9A CR3,
8.076%, (TSFR3M +
2.762%),
07/16/2032 1,730,043
0.1
1,294,675
(1)(3)
Carlyle Global Market
Strategies CLO
Ltd. 2014-1A A1R2,
6.548%, (TSFR3M +
1.232%),
04/17/2031 1,295,135
0.1
2,400,000
(1)(3)
Carlyle Global Market
Strategies CLO
Ltd. 2014-1A A2R2,
6.708%, (TSFR3M +
1.392%),
04/17/2031 2,400,535
0.1
6,650,000
(1)(3)
Carlyle Global Market
Strategies CLO Ltd.
2015-4A A1RR,
(TSFR3M + 1.220%),
07/20/2032 6,654,988
0.3
5,500,000
(1)(3)
Carlyle Global Market
Strategies CLO Ltd.
2016-1A BR2, 7.629%,
(TSFR3M + 2.312%),
04/20/2034 5,489,429
0.2
3,250,000
(1)(3)
Cedar Funding IV CLO
Ltd. 2014-4A CRR,
7.577%, (TSFR3M +
2.262%),
07/23/2034 3,236,870
0.1
3,000,000
(1)(3)
Cedar Funding VIII Clo
Ltd. 2017-8A A2R,
7.028%, (TSFR3M +
1.712%),
10/17/2034 3,000,219
0.1
30,179
(3)
Chase Funding Trust
Series 2002-4 2A1,
6.184%, (TSFR1M +
0.854%),
10/25/2032 29,668
0.0
106,708
(3)
Chase Funding Trust
Series 2003-5 2A2,
6.044%, (TSFR1M +
0.714%),
07/25/2033 104,143
0.0
1,522,907
(1)(3)
CIFC Funding Ltd.
2017-3A A1, 6.799%,
(TSFR3M + 1.482%),
07/20/2030 1,523,755
0.1
1,759,028
(1)(3)
CIFC Funding Ltd.
2018-2A A1, 6.619%,
(TSFR3M + 1.302%),
04/20/2031 1,759,881
0.1
940,853
(1)
CLI Funding VIII LLC
2022-1A A, 2.720%,
01/18/2047 839,966
0.0
907,250
(1)
DB Master Finance LLC
2019-1A A23, 4.352%,
05/20/2049 866,754
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
477,500
(1)
DB Master Finance LLC
2019-1A A2II, 4.021%,
05/20/2049 $ 462,638
0.0
288,000
(1)
Domino's Pizza Master
Issuer LLC 2019-1A
A2, 3.668%,
10/25/2049 265,604
0.0
1,330,000
(1)
Driven Brands Funding
LLC 2019-1A A2,
4.641%,
04/20/2049 1,290,427
0.1
1,000,000
(1)(3)
Dryden 38 Senior Loan
Fund 2015-38A ARR,
6.475%, (TSFR3M +
1.150%),
07/15/2030 1,000,457
0.0
7,123,247
(1)(3)
FS Rialto 2021-FL3 A,
6.691%, (TSFR1M +
1.364%),
11/16/2036 7,106,087
0.3
1,403,339
(1)(3)
Goldentree Loan
Management US Clo
2 Ltd. 2017-2A AR,
6.489%, (TSFR3M +
1.172%),
11/20/2030 1,403,784
0.1
96,881
(3)
GSAMP Trust 2007-
FM1 A2A, 5.514%,
(TSFR1M + 0.184%),
12/25/2036 46,793
0.0
768,110
(1)
HERO Funding Trust
2015-2A A, 3.990%,
09/20/2040 702,079
0.0
500,000
(1)(3)
HGI CRE CLO Ltd.
2022-FL3 A, 7.019%,
(SOFR30A + 1.700%),
04/20/2037 500,017
0.0
10,000,000
(1)(3)
LCM 26 Ltd. 26A A2,
6.829%, (TSFR3M +
1.512%),
01/20/2031 10,004,420
0.4
2,050,000
(1)(3)
LCM 30 Ltd. 30A AR,
6.659%, (TSFR3M +
1.342%),
04/20/2031 2,051,074
0.1
2,450,000
(1)(3)
LCM 30 Ltd. 30A CR,
7.579%, (TSFR3M +
2.262%),
04/20/2031 2,392,356
0.1
58,753
(3)
Long Beach Mortgage
Loan Trust 2004-4
1A1, 6.004%, (TSFR1M
+ 0.674%),
10/25/2034 56,429
0.0
2,090,000
(1)(3)
Madison Park Funding
XLVIII Ltd. 2021-48A
C, 7.571%, (TSFR3M +
2.262%),
04/19/2033 2,093,018
0.1
1,650,000
(1)(3)
Madison Park Funding
XXI Ltd. 2016-21A
ABRR, 6.976%,
(TSFR3M + 1.662%),
10/15/2032 1,650,780
0.1
3,850,000
(1)(3)
Magnetite XII Ltd.
2015-12A AR4,
6.472%, (TSFR3M +
1.150%),
10/15/2031 3,853,573
0.2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
8,230,000
(1)(3)
Magnetite XXXI Ltd.
2021-31A A1, 6.676%,
(TSFR3M + 1.362%),
07/15/2034 $ 8,237,316
0.4
3,532,000
(1)(3)
MF1 Ltd. 2021-FL7
AS, 6.891%, (TSFR1M
+ 1.564%),
10/16/2036 3,470,658
0.2
2,429,516
(1)(3)
MF1 Ltd. 2022-FL8 A,
6.676%, (TSFR1M +
1.350%),
02/19/2037 2,415,623
0.1
1,115,109
(1)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 1,044,869
0.0
342,050
(1)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 305,829
0.0
1,296,199
(1)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 1,211,082
0.0
1,729,936
(1)(3)
Neuberger Berman
CLO XVII Ltd. 2014-
17A AR2, 6.609%,
(TSFR3M + 1.292%),
04/22/2029 1,730,916
0.1
1,450,000
(1)(3)
OCP Clo Ltd. 2019-17A
A1R, 6.619%, (TSFR3M
+ 1.302%),
07/20/2032 1,450,964
0.1
5,050,000
(1)(3)
OCP CLO Ltd. 2021-
21A C, 7.479%,
(TSFR3M + 2.162%),
07/20/2034 5,011,100
0.2
3,540,000
(1)(3)
Octagon Investment
Partners 29 Ltd.
2016-1A AR, 6.760%,
(TSFR3M + 1.442%),
01/24/2033 3,543,590
0.2
4,000,000
(1)(3)
Octagon Investment
Partners XV Ltd.
2013-1A A2R, 6.921%,
(TSFR3M + 1.612%),
07/19/2030 3,993,872
0.2
1,500,000
(1)(3)
OHA Credit Funding
8 Ltd. 2021-8A C,
7.460%, (TSFR3M +
2.162%),
01/18/2034 1,501,926
0.1
1,800,000
(1)(3)
OHA Credit Funding
9 Ltd. 2021-9A C,
7.471%, (TSFR3M +
2.162%),
07/19/2035 1,802,380
0.1
4,000,000
(1)(3)
Palmer Square CLO
Ltd. 2013-2A BR3,
7.428%, (TSFR3M +
2.112%),
10/17/2031 4,004,944
0.2
7,000,000
(1)(3)
Palmer Square CLO
Ltd. 2021-2A C,
7.376%, (TSFR3M +
2.062%),
07/15/2034 6,990,550
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
2,000,000
(1)(3)
Palmer Square CLO
Ltd. 2021-3A A2,
6.976%, (TSFR3M +
1.662%),
01/15/2035 $ 2,001,306
0.1
129,899
(3)
Popular ABS Mortgage
Pass-Through Trust
2005-D A5, 3.520%,
01/25/2036 127,801
0.0
2,450,000
(1)(3)
Rockland Park CLO Ltd.
2021-1A C, 7.479%,
(TSFR3M + 2.162%),
04/20/2034 2,435,435
0.1
50,121
(3)
Securitized Asset
Backed Receivables
LLC Trust 2006-WM4
A2A, 5.604%, (TSFR1M
+ 0.274%),
11/25/2036 13,553
0.0
1,494,458
(1)
Sonic Capital LLC
2020-1A A2I, 3.845%,
01/20/2050 1,416,915
0.1
2,600,000
(1)(3)
Sound Point CLO XXIX
Ltd. 2021-1A C1,
7.886%, (TSFR3M +
2.562%),
04/25/2034 2,596,350
0.1
2,800,000
(1)(3)
Sound Point CLO XXVI
Ltd. 2020-1A C1R,
7.779%, (TSFR3M +
2.462%),
07/20/2034 2,794,350
0.1
1,753,722
(1)
Sunrun Athena Issuer
LLC 2018-1 A,
5.310%,
04/30/2049 1,682,140
0.1
8,200,000
(1)(3)
Symphony CLO XXV
Ltd. 2021-25A C,
7.621%, (TSFR3M +
2.312%),
04/19/2034 8,118,426
0.4
2,210,625
(1)
Taco Bell Funding LLC
2021-1A A23, 2.542%,
08/25/2051 1,830,424
0.1
6,000,000
(1)(3)
TCW CLO Ltd. 2020-
1A CRR, 7.629%,
(TSFR3M + 2.312%),
04/20/2034 5,976,282
0.3
7,100,000
(1)(3)
TCW CLO Ltd. 2023-1A
C, 8.820%, (TSFR3M +
3.500%),
04/28/2036 7,151,290
0.3
7,000,000
(1)(3)
THL Credit Wind River
CLO Ltd. 2017-3A CR,
8.076%, (TSFR3M +
2.762%),
04/15/2035 7,008,729
0.3
7,000,000
(1)(3)
Trinitas Clo VII Ltd.
2017-7A A1R, 6.786%,
(TSFR3M + 1.462%),
01/25/2035 7,003,073
0.3
1,043,000
(1)
Triton Container
Finance VIII LLC
2021-1A A, 1.860%,
03/20/2046 916,985
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
70,504  United States Small
Business Administration
2007-20L 1, 5.290%,
12/01/2027 $ 69,682
0.0
208,793,288
9.3
Student Loan Asset-Backed Securities : 0.9%
373,871
(1)
Commonbond Student
Loan Trust 2018-BGS
B, 3.990%,
09/25/2045 348,439
0.0
320,226
(1)
Commonbond Student
Loan Trust-GS 2017-
BGS B, 3.260%,
09/25/2042 284,899
0.0
253,908
(1)
Commonbond Student
Loan Trust-GS 2018-
AGS A1, 3.210%,
02/25/2044 236,133
0.0
1,651,468
(1)
Navient Private
Education Refi Loan
Trust 2018-A B,
3.680%,
02/18/2042 1,574,793
0.1
1,550,000
(1)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 1,351,859
0.1
1,500,000
(1)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 1,410,719
0.1
617,208
(1)
SMB Private Education
Loan Trust 2019-
B A2A, 2.840%,
06/15/2037 588,493
0.0
2,000,000
(1)
SMB Private Education
Loan Trust 2024-
A A1A, 5.240%,
03/15/2056 2,009,661
0.1
590,428
(1)
SMB Private Education
Loan Trust-A 2020-
PTA A2A, 1.600%,
09/15/2054 538,398
0.0
2,270,272
(1)(3)
Sofi Professional Loan
Program LLC 2017-C
B, 3.560%,
07/25/2040 2,186,034
0.1
2,200,000
(1)
Sofi Professional Loan
Program LLC 2018-A
B, 3.610%,
02/25/2042 2,000,135
0.1
2,100,000
(1)
SoFi Professional
Loan Program LLC
2017-F BFX, 3.620%,
01/25/2041 1,903,330
0.1
5,000,000
(1)
Sofi Professional
Loan Program Trust
2018-B BFX, 3.830%,
08/25/2047 4,573,036
0.2
415,547
(1)
Sofi Professional Loan
Program Trust 2018-
C A2FX, 3.590%,
01/25/2048 403,474
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities: (continued)
1,000,000
(1)
Sofi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 $ 907,680
0.0
20,317,083
0.9
Total Asset-Backed
Securities
(Cost $240,114,734)
237,506,775
10.6
COMMERCIAL MORTGAGE-BACKED SECURITIES : 7.1%
1,971,929
(1)(3)
AREIT LLC 2023-CRE8
A, 7.438%, (TSFR1M +
2.112%),
08/17/2041 1,978,214
0.1
12,095,721
(3)(6)
BANK 2019-BN16 XA,
0.940%,
02/15/2052 439,906
0.0
50,091,385
(3)(6)
BANK 2019-BN19 XA,
0.940%,
08/15/2061 1,941,552
0.1
22,800,000
(1)(3)(6)
BBCCRE Trust 2015-
GTP XA, 0.597%,
08/10/2033 156,828
0.0
26,545,700
(3)(6)
Benchmark Mortgage
Trust 2019-B12 XA,
1.024%,
08/15/2052 1,025,776
0.0
1,000,000
(3)
Benchmark Mortgage
Trust 2019-B14 C,
3.772%,
12/15/2062 742,199
0.0
18,673,185
(3)(6)
Benchmark Mortgage
Trust 2019-B9 XA,
1.015%,
03/15/2052 700,566
0.0
1,700,000
(1)(3)
BIG Commercial
Mortgage Trust 2022-
BIG B, 7.067%,
(TSFR1M + 1.741%),
02/15/2039 1,681,219
0.1
2,500,000
(1)(3)
BLP Commercial
Mortgage Trust 2024-
IND2 C, 7.217%,
(TSFR1M + 1.891%),
03/15/2041 2,505,007
0.1
3,537,000
(1)(8)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 2,554,934
0.1
1,348,000
(1)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.449%,
05/25/2052 1,045,262
0.1
1,000,000
(1)(3)
BOCA Commercial
Mortgage Trust 2022-
BOCA A, 7.095%,
(TSFR1M + 1.770%),
05/15/2039 1,002,156
0.0
383,131
(1)(3)
BX 2021-MFM1 D,
6.939%, (TSFR1M +
1.614%),
01/15/2034 379,178
0.0
2,940,000
(1)(3)
BX Commercial
Mortgage Trust 2021-
21M E, 7.610%,
(TSFR1M + 2.285%),
10/15/2036 2,903,361
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000
(1)(3)
BX Commercial
Mortgage Trust
2024-MF D, 8.015%,
(TSFR1M + 2.690%),
02/15/2039 $ 2,004,549
0.1
5,000,000
(1)(3)
BX Commercial
Mortgage Trust 2024-
XL5 C, 7.241%,
(TSFR1M + 1.941%),
03/15/2041 5,004,147
0.2
2,500,000
(1)(3)
BX Trust 2019-ATL B,
6.827%, (TSFR1M +
1.501%),
10/15/2036 2,482,348
0.1
5,000,000
(1)(3)
BX Trust 2021-ARIA
A, 6.339%, (TSFR1M +
1.014%),
10/15/2036 4,954,160
0.2
1,000,000
(1)(3)
BX Trust 2023-DELC
A, 8.015%, (TSFR1M +
2.690%),
05/15/2038 1,014,629
0.0
5,000,000
(1)(3)
BX Trust 2024-BIO B,
7.266%, (TSFR1M +
1.941%),
02/15/2041 5,010,133
0.2
16,459,329
(3)(6)
CD Mortgage Trust
2016-CD1 XA, 1.357%,
08/10/2049 345,666
0.0
4,500,000  CD Mortgage Trust
2018-CD7 A4, 4.279%,
08/15/2051 4,267,656
0.2
750,000
(3)
CFCRE Commercial
Mortgage Trust
2016-C7 C, 4.367%,
12/10/2054 657,240
0.0
33,723,602
(3)(6)
Citigroup Commercial
Mortgage Trust 2017-
P8 XA, 0.866%,
09/15/2050 756,186
0.0
46,166,562
(3)(6)
Citigroup Commercial
Mortgage Trust 2018-
C5 XA, 0.666%,
06/10/2051 1,096,080
0.1
1,000,000
(3)
Citigroup Commercial
Mortgage Trust 2020-
GC46 B, 3.150%,
02/15/2053 851,941
0.0
1,650,000
(1)(3)
Citigroup Commercial
Mortgage Trust 2023-
SMRT C, 5.852%,
10/12/2040 1,631,843
0.1
65,166,000
(1)(3)(6)
COMM Mortgage Trust
2012-CR4 XB, 0.401%,
10/15/2045 636,802
0.0
1,500,000
(3)
COMM Mortgage Trust
2015-CR27 B, 4.337%,
10/10/2048 1,425,302
0.1
65,689,126
(3)(6)
COMM Mortgage
Trust 2016-CR28 XA,
0.674%,
02/10/2049 706,207
0.0
1,500,000
(3)
COMM Mortgage Trust
2017-COR2 B, 4.206%,
09/10/2050 1,348,533
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,906,000
(1)(3)
COMM Mortgage Trust
2020-CBM F, 3.633%,
02/10/2037 $ 3,653,769
0.2
500,000
(3)
CSAIL Commercial
Mortgage Trust 2018-
C14 B, 4.878%,
11/15/2051 447,259
0.0
5,000,000
(1)
DC Commercial
Mortgage Trust
2023-DC A, 6.314%,
09/12/2040 5,118,479
0.2
4,000,000
(1)(3)
DK Trust 2024-SPBX
C, 7.300%, (TSFR1M +
1.950%),
03/15/2034 4,005,797
0.2
2,000,000
(1)(3)
DTP Commercial
Mortgage Trust 2023-
STE2 A, 5.648%,
01/15/2041 2,008,099
0.1
1,828,512
(1)(3)
Extended Stay America
Trust 2021-ESH A,
6.519%, (TSFR1M +
1.194%),
07/15/2038 1,829,112
0.1
10,197,929  Freddie Mac Multifamily
ML Certificates
US XUS, 1.846%,
07/25/2037 1,368,471
0.1
2,300,000
(1)(8)
FREMF Mortgage Trust
2019-KG01 C, 0.000%,
05/25/2029 1,445,166
0.1
65,956,802
(1)(6)
FREMF Mortgage
Trust 2019-KG01 X2A,
0.100%,
04/25/2029 169,255
0.0
7,380,000
(1)(6)
FREMF Mortgage
Trust 2019-KG01 X2B,
0.100%,
05/25/2029 27,385
0.0
306,321
(1)(3)
FRR Re-REMIC
Trust 2018-C1 B725,
0.222%,
02/27/2050 304,991
0.0
3,000,000
(1)(8)
FRR Re-REMIC
Trust 2018-C1 C725,
0.000%,
02/27/2050 2,986,714
0.1
4,158,000
(1)(8)
GAM Re-REMIC
Trust 2021-FRR1 1B,
0.000%,
11/29/2050 3,202,802
0.1
8,097,000
(1)(8)
GAM Re-REMIC
Trust 2021-FRR1 2B,
0.000%,
11/29/2050 6,146,344
0.3
445,364
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 BK61,
0.000%,
11/27/2049 346,552
0.0
4,451,000
(1)
GAM RE-REMIC Trust
2022-FRR3 BK71,
2.010%,
11/27/2050 3,624,010
0.2
2,598,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 1,776,751
0.1
1,723,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 C728,
0.000%,
08/27/2050 1,642,048
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,756,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 $ 1,580,179
0.1
2,125,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 CK61,
0.000%,
11/27/2049 1,579,507
0.1
1,724,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 D728,
0.000%,
08/27/2050 1,625,702
0.1
1,388,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 DK41,
0.000%,
10/27/2047 1,310,906
0.1
1,755,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 1,561,498
0.1
2,845,000
(1)
GAM RE-REMIC
TRUST 2021-FRR2
BK78, 2.410%,
09/27/2051 2,250,906
0.1
2,164,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
C730, 0.000%,
09/27/2051 2,000,595
0.1
2,631,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
CK44, 0.000%,
09/27/2051 2,414,020
0.1
1,140,000
(1)
GAM RE-REMIC
TRUST 2021-FRR2
CK49, 1.010%,
09/27/2051 1,022,355
0.0
1,817,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 1,219,388
0.1
2,163,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 1,991,407
0.1
2,140,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 1,852,742
0.1
5,000,000
(1)(3)
Great Wolf Trust 2024-
WOLF D, 8.190%,
(TSFR1M + 2.890%),
03/15/2039 5,022,256
0.2
2,000,000
(1)(3)
GS Mortgage Securities
Corp. Trust 2021-
ARDN A, 6.690%,
(TSFR1M + 1.364%),
11/15/2036 1,968,769
0.1
26,720,324
(3)(6)
GS Mortgage Securities
Trust 2014-GC22 XA,
0.889%,
06/10/2047 18,282
0.0
98,281,253
(3)(6)
GS Mortgage Securities
Trust 2019-GC42 XA,
0.815%,
09/10/2052 3,277,596
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
36,919,810
(3)(6)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2016-
JP4 XA, 0.570%,
12/15/2049 $ 423,049
0.0
2,000,000
(3)
JPMBB Commercial
Mortgage Securities
Trust 2014-C25 B,
4.347%,
11/15/2047 1,840,149
0.1
1,745,183
(3)(6)
JPMBB Commercial
Mortgage Securities
Trust 2015-C28 XA,
0.913%,
10/15/2048 9,866
0.0
3,000,000
(3)
JPMBB Commercial
Mortgage Securities
Trust 2015-C29 C,
4.187%,
05/15/2048 2,724,458
0.1
2,975,160
(1)(3)
KIND Trust 2021-KIND
A, 6.394%, (TSFR1M +
1.064%),
08/15/2038 2,922,703
0.1
688,079
(1)(3)
Life Mortgage Trust
2021-BMR F, 7.789%,
(TSFR1M + 2.464%),
03/15/2038 666,934
0.0
5,000,000
(1)(3)
Life Mortgage Trust
2022-BMR2 A1,
6.621%, (TSFR1M +
1.295%),
05/15/2039 4,961,858
0.2
1,377,390
(1)(3)
Med Trust 2021-MDLN
D, 7.439%, (TSFR1M +
2.114%),
11/15/2038 1,374,062
0.1
5,000,000
(1)(3)
MF1 LLC 2024-FL14
A, 7.063%, (TSFR1M +
1.737%),
03/19/2039 5,016,868
0.2
4,850,000
(1)(3)
PFP Ltd. 2023-10 A,
7.692%, (TSFR1M +
2.365%),
09/16/2038 4,881,517
0.2
1,350,000
(1)
RFM Reremic Trust
2022-FRR1 AB55,
0.990%,
03/28/2049 1,150,899
0.1
1,140,000
(1)(3)
RFM Reremic Trust
2022-FRR1 AB60,
2.410%,
11/08/2049 980,754
0.0
420,000
(1)(8)
RFM Reremic Trust
2022-FRR1 CK55,
0.000%,
03/28/2049 347,941
0.0
530,000
(1)(8)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 412,529
0.0
2,370,000
(1)(3)
SMRT 2022-MINI D,
7.276%, (TSFR1M +
1.950%),
01/15/2039 2,332,149
0.1
21,092,984
(3)(6)
Wells Fargo
Commercial Mortgage
Trust 2014-LC18 XA,
1.007%,
12/15/2047 85,895
0.0
1,164,694  Wells Fargo
Commercial Mortgage
Trust 2015-SG1 A4,
3.789%,
09/15/2048 1,133,666
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,500,000  Wells Fargo
Commercial Mortgage
Trust 2019-C49 B,
4.546%,
03/15/2052 $ 2,353,761
0.1
24,604,392
(3)(6)
Wells Fargo
Commercial Mortgage
Trust 2021-C59 XA,
1.517%,
04/15/2054 1,775,016
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $159,067,548)
159,442,766
7.1
U.S. TREASURY OBLIGATIONS : 5.3%
United States Treasury Bonds : 3.2%
17,000
1.250
%,
05/15/2050 8,701
0.0
920,000
1.375
%,
11/15/2040 591,909
0.0
77,000
1.625
%,
11/15/2050 43,517
0.0
100
2.000
%,
11/15/2041 70
0.0
3,046,300
2.875
%,
05/15/2052 2,305,906
0.1
4,011,100
3.250
%,
05/15/2042 3,410,845
0.2
54,057,900
(2)
4.500
%,
02/15/2044 54,370,422
2.4
10,532,600
4.750
%,
11/15/2053 11,246,019
0.5
71,977,389
3.2
United States Treasury Notes : 2.1%
4,197,000
(2)
0.250
%,
06/15/2024 4,153,023
0.2
170,000
0.875
%,
06/30/2026 156,772
0.0
1,757,900
1.250
%,
11/30/2026 1,616,719
0.1
8,250,800
1.250
%,
09/30/2028 7,241,044
0.3
139,400
1.500
%,
01/31/2027 128,575
0.0
1,600,500
1.500
%,
11/30/2028 1,415,942
0.1
54,300
2.750
%,
04/30/2027 51,721
0.0
1,315,300
2.750
%,
08/15/2032 1,179,917
0.1
14,046,100
4.000
%,
02/15/2034 13,815,656
0.6
9,881,000
4.250
%,
03/15/2027 9,836,227
0.4
4,735,000
4.250
%,
02/28/2029 4,742,028
0.2
185,000
4.250
%,
02/28/2031 185,361
0.0
2,639,000
(2)
4.625
%,
02/28/2026 2,637,041
0.1
47,160,026
2.1
Total U.S. Treasury
Obligations
(Cost $120,677,393)
119,137,415
5.3
MUNICIPAL BONDS : 0.1%
California : 0.1%
500,000  California State
University, 6.434%,
11/01/2030 529,891
0.1
200,000  Los Angeles County
Public Works Financing
Authority, 7.488%,
08/01/2033 224,487
0.0
300,000  Los Angeles County
Public Works Financing
Authority, 7.618%,
08/01/2040 369,833
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
MUNICIPAL BONDS: (continued)
California: (continued)
200,000  Regents of the
University of California
Medical Center Pooled
Revenue H, 6.398%,
05/15/2031 $ 212,185
0.0
300,000  Regents of the
University of California
Medical Center Pooled
Revenue H, 6.548%,
05/15/2048 341,072
0.0
1,677,468
0.1
Total Municipal Bonds
(Cost $1,500,000)
1,677,468
0.1
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 14.7%
Affiliated Investment Companies : 14.7%
5,952,427  Voya VACS Series
EMCD Fund
51,071,824
2.3
9,343,976  Voya VACS Series
EMHCD Fund
98,392,065
4.4
7,076,587  Voya VACS Series HYB
Fund
72,464,247
3.2
10,454,040  Voya VACS Series SC
Fund
107,990,232
4.8
329,918,368
14.7
Total Mutual Funds
(Cost $325,595,669)
329,918,368
14.7
PURCHASED OPTIONS
(9)
: 0.0%
Total Purchased
Options
(Cost $926,785)
3,002
0.0
Total Long-Term
Investments
(Cost $2,340,181,273)
2,255,750,067
100.5
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.5%
Commercial Paper : 0.0%
1,200,000  Johnson Controls
International
plc,
13.740
%,
04/02/2024
(Cost
$1,199,820)
1,199,100
0.0
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 3.0%
11,576,658
(10)
Bethesda Securities,
LLC, Repurchase
Agreement dated
03/28/2024, 5.430%,
due 04/01/2024
(Repurchase Amount
$11,583,547,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.500%-
6.070%, Market Value
plus accrued interest
$11,808,191, due
10/01/27-01/01/57)
$ 11,576,658
0.5
18,138,696
(10)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/28/2024, 5.370%,
due 04/01/2024
(Repurchase Amount
$18,149,370,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$18,501,470, due
12/24/26-02/20/74)
18,138,696
0.8
3,785,822
(10)
Marex Capital Markets
Inc., Repurchase
Agreement dated
03/28/2024, 5.440%,
due 04/01/2024
(Repurchase
Amount $3,788,079,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value
plus accrued interest
$3,861,539, due
04/25/24-02/01/57)
3,785,822
0.2
8,852,439
(10)
Mirae Asset Securities
(USA) Inc., Repurchase
Agreement dated
03/28/2024, 5.380%,
due 04/01/2024
(Repurchase
Amount $8,857,658,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.645%, Market Value
plus accrued interest
$9,034,886, due
04/30/24-04/20/73)
8,852,439
0.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
6,588,043
(10)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $6,591,891,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
8.000%, Market Value
plus accrued interest
$6,719,804, due
04/04/24-03/01/54)
$ 6,588,043
0.3
18,321,915
(10)
State Of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/28/2024, 5.400%,
due 04/01/2024
(Repurchase Amount
$18,332,758,
collateralized by various
U.S. Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$18,695,378, due
04/15/25-02/15/53)
18,321,915
0.8
Total Repurchase
Agreements
(Cost $67,263,573)
67,263,573
3.0
Time Deposits : 0.4%
1,870,000
(10)
Canadian Imperial Bank
of Commerce,
5.310
%,
04/01/2024 1,870,000
0.1
400,000
(10)
Landesbank
Hessen Thueringen
Girozentrale,
5.320
%,
04/01/2024 400,000
0.0
1,660,000
(10)
Mizuho Bank Ltd.,
5.320
%,
04/01/2024 1,660,000
0.0
1,850,000
(10)
Royal Bank of Canada,
5.320
%,
04/01/2024 1,850,000
0.1
1,880,000
(10)
Skandinaviska Enskilda
Banken AB,
5.310
%,
04/01/2024 1,880,000
0.1
1,740,000
(10)
Societe Generale,
5.310
%,
04/01/2024 1,740,000
0.1
Total Time Deposits
(Cost $9,400,000)
9,400,000
0.4
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.1%
144,000
(11)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.200%
$ 144,000
0.0
1,861,000
(11)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
1,861,000
0.1
Total Mutual Funds
(Cost $2,005,000)
2,005,000
0.1
Total Short-Term
Investments
(Cost $79,868,393)
79,867,673
3.5
Total Investments in
Securities
(Cost $2,420,049,666) $ 2,335,617,740 104.0
Liabilities in Excess of
Other Assets
(90,446,037) (4.0)
Net Assets $ 2,245,171,703 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of March
31, 2024.
(4)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(5)
Represents or includes a TBA transaction.
(6)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(8)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(10)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)
Rate shown is the 7-day yield as of March 31, 2024.
Currency Abbreviations:
EUR EU Euro
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
H15T1Y U.S. Treasury 1-Year Constant Maturity
RFUCCT1M FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
RFUCCT1Y FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFR30A 30-day Secured Overnight Financing Rate
SOFRRATE 1-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 614,512,191 $ — $ 614,512,191
U.S. Government Agency Obligations — 476,337,637 — 476,337,637
Mutual Funds 329,918,368 — — 329,918,368
Collateralized Mortgage Obligations — 317,214,445 — 317,214,445
Asset-Backed Securities — 237,506,775 — 237,506,775
Commercial Mortgage-Backed Securities — 159,442,766 — 159,442,766
U.S. Treasury Obligations — 119,137,415 — 119,137,415
Municipal Bonds — 1,677,468 — 1,677,468
Purchased Options — 3,002 — 3,002
Short-Term Investments 2,005,000 77,862,673 — 79,867,673
Total Investments, at fair value $ 331,923,368 $ 2,003,694,372 $ — $ 2,335,617,740
Other Financial Instruments+
Centrally Cleared Credit Default Swaps — 1,359,322 — 1,359,322
Centrally Cleared Interest Rate Swaps — 27,410 — 27,410
Forward Premium Swaptions — 768,268 — 768,268
Futures 1,853,520 — — 1,853,520
Total Assets $ 333,776,888 $ 2,005,849,372 $ — $ 2,339,626,260
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps $ — $ (1,967,967) $ — $ (1,967,967)
Centrally Cleared Interest Rate Swaps — (18,501) — (18,501)
Forward Foreign Currency Contracts — (4,139) — (4,139)
Forward Premium Swaptions — (82,065) — (82,065)
Futures (455,580) — — (455,580)
OTC volatility swaps — (29,465) — (29,465)
Written Options — (452,622) — (452,622)
Total Liabilities $ (455,580) $ (2,554,759) $ — $ (3,010,339)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya VACS Series EMCD Fund
$ 50,025,107 $ 750,220 $ — $ 296,497 $ 51,071,824 $ 782,038 $ — $ —
Voya VACS Series EMHCD Fund
95,931,889 1,517,906 — 942,270 98,392,065 1,541,636 — —
Voya VACS Series HYB Fund
71,503,754 1,374,882 — (414,389) 72,464,247 1,374,984 — —
Voya VACS Series SC Fund
121,814,000 — (14,534,870) 711,102 107,990,232 1,432,792 465,116 —
$ 339,274,750 $ 3,643,008 $ (14,534,870) $ 1,535,480 $ 329,918,368 $ 5,131,450 $ 465,116 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
At March 31, 2024, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 58,865 USD 63,864 Standard Chartered Bank 04/12/24 $ (332)
EUR 408,371 USD 444,556 Standard Chartered Bank 04/12/24 (3,807)
$ (4,139)
At March 31, 2024, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 612 06/28/24 $ 125,144,438 $ (43,692)
U.S. Treasury 5-Year Note 560 06/28/24 59,928,750 107,441
U.S. Treasury 10-Year Note 245 06/18/24 27,145,234 (268,215)
U.S. Treasury Long Bond 92 06/18/24 11,080,250 126,819
U.S. Treasury Ultra Long Bond 772 06/18/24 99,588,000 1,619,260
$ 322,886,672 $ 1,541,613
Short Contracts:
U.S. Treasury Ultra 10-Year Note (454) 06/18/24 (52,032,656) (143,673)
$ (52,032,656) $ (143,673)
At March 31, 2024, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX North American High Yield Index Series 33,
Version 14 Buy (5.000) 12/20/24 USD 27,668,610 $ (812,156) $ 1,359,322
CDX North American High Yield Index Series 40,
Version 2 Buy (5.000) 06/20/28 USD 45,540,000 (3,380,208) (1,967,967)
$ (4,192,364) $ (608,645)
(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either
i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments made quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
At March 31, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 28-day MXN TIIE-BANXICO Monthly 9.000 % Monthly 08/14/28 MXN 144,762,000 $ 26,382 $ 26,382
Pay 28-day MXN TIIE-BANXICO Monthly 8.860 Monthly 08/09/28 MXN 146,106,000 (18,501) (18,501)
Pay 1-day Secured Overnight Financing Rate Annual 3.610 Annual 04/30/54 USD 1,126,000 1,028 1,028
$ 8,909 $ 8,909

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
At March 31, 2024, the following OTC volatility swaps were outstanding for Voya Intermediate Bond Portfolio:
Pay/
Receive
Volatility
(1)
Reference Entity
Volatility
Strike
Rate Counterparty
Maturity
Date Currency
Notional
Amount Fair Value
Unrealized
Appreciation
(Depreciation)
Receive
USD vs. CAD Spot Exchange
Rate 5.187% BNP Paribas 09/13/24 USD 46,000 $ (5,694) $ (5,694)
Receive
GBP vs. USD Spot Exchange
Rate 6.625% BNP Paribas 09/17/24 USD 23,000 (2,284) (2,284)
Receive
USD vs. CAD Spot Exchange
Rate 5.200% Deutsche Bank AG 09/13/24 USD 46,000 (6,278) (6,278)
Receive
GBP vs. USD Spot Exchange
Rate 6.600% Deutsche Bank AG 09/17/24 USD 23,000 (1,723) (1,723)
Receive
USD vs. CAD Spot Exchange
Rate 5.250% Goldman Sachs International 09/19/24 USD 46,000 (5,659) (5,659)
Receive
GBP vs. USD Spot Exchange
Rate 6.525% Goldman Sachs International 09/17/24 USD 23,000 (41) (41)
Receive
GBP vs. USD Spot Exchange
Rate 6.675% Goldman Sachs International 09/19/24 USD 93,000 (7,786) (7,786)
$ (29,465) $ (29,465)
(1)
Payments made at maturity date.
At March 31, 2024, the following OTC purchased foreign currency options were outstanding for Voya Intermediate Bond Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call JPY vs. Put USD BNP Paribas 02/27/25 107.500 USD 6,000,500 $ 297,625 $ 2,892
$ 297,625 $ 2,892
At March 31, 2024, the following OTC purchased interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Call on 10-Year Interest
Rate Swap
(1)
BNP Paribas Receive 2.225%
1-day Secured Overnight
Financing Rate 05/16/24 USD 31,589,600 $ 342,221 $ 62
Call on 10-Year Interest
Rate Swap
(1)
JPMorgan Chase
Bank N.A. Receive 2.213%
1-day Secured Overnight
Financing Rate 05/16/24 USD 26,324,700 286,939 48
$ 629,160 $ 110
At March 31, 2024, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 10-Year Interest
Rate Swap
(2)
Mizuho Capital
Markets LLC Pay 3.675%
1-day Secured Overnight
Financing Rate 04/26/24 USD 7,039,000 $ 112,906 $ (156,331)
Put on 10-Year Interest
Rate Swap
(1)
BNP Paribas Receive 4.050%
1-day Secured Overnight
Financing Rate 05/16/24 USD 31,589,600 342,221 (124,863)
Put on 10-Year Interest
Rate Swap
(1)
JPMorgan Chase
Bank N.A. Receive 4.050%
1-day Secured Overnight
Financing Rate 05/16/24 USD 26,324,700 286,939 (104,052)
Put on 10-Year Interest
Rate Swap
(1)
Mizuho Capital
Markets LLC Receive 3.675%
1-day Secured Overnight
Financing Rate 04/26/24 USD 7,039,000 112,905 (67,376)
$ 854,971 $ (452,622)
At March 31, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap
Goldman Sachs
International 2.500% Receive 6-month EUR-EURIBOR 02/20/26 EUR 9,759,000 $ (952,305) $ (29,734)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 12,484,500 (2,184,788) 160,448
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.700% Receive
1-day Secured Overnight
Financing Rate 05/28/27 USD 20,904,800 (3,700,150) 242,631
Put on 10-Year
Interest Rate Swap
Goldman Sachs
International 2.500% Pay 6-month EUR-EURIBOR 02/20/26 EUR 9,759,000 (952,306) (52,331)

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 19,473,000 $ (3,505,140) $ 176,318
$ (11,294,689) $ 497,332
At March 31, 2024, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap Bank of America N.A. 3.800% Pay
1-day Secured Overnight
Financing Rate 02/20/26 USD 9,759,000 $ 511,372 $ 9,428
Put on 10-Year
Interest Rate Swap Bank of America N.A. 3.800% Receive
1-day Secured Overnight
Financing Rate 02/20/26 USD 9,759,000 481,119 89,245
Put on 5-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.200% Receive 6-month EUR-EURIBOR 01/30/29 EUR 20,480,000 576,677 90,198
$ 1,569,168 $ 188,871
(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
EUR
—
EU Euro
MXN
—
Mexican Peso
USD
—
United States Dollar
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 29,716,737
Gross Unrealized Depreciation (114,148,663)
Net Unrealized Depreciation $ (84,431,926)